                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.    ___                                     [ ]

Post-Effective Amendment No.    45     (File No. 2-57328)              [X]
                             --------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF             [ ]

Amendment No.    35    (File No. 811-2686)                             [X]
              --------

IDS TAX-EXEMPT BOND FUND, INC.
         IDS Intermediate Tax-Exempt Fund
         IDS Tax-Exempt Bond Fund
IDS Tower 10
Minneapolis, Minnesota  55440-0010

Leslie L. Ogg - 901 Marquette Ave., Suite 2810,
Minneapolis, MN 55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[X]  on Jan. 29, 1999 pursuant to  paragraph  (b)
[ ]  60 days after  filing  pursuant to paragraph (a)(1)
[ ]  on (date)  pursuant to paragraph  (a)(1)
[ ]  75 days after filing pursuant to paragraph  (a)(2)
[ ]  on (date) pursuant to paragraph  (a)(2) of rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

IDS
Intermediate Tax-Exempt Fund
Prospectus

Jan. 29, 1999

IDS Intermediate Tax-Exempt Fund
seeks to provide shareholders with a
high level of current income exempt
from federal taxes.
Please note that this Fund:
*  is not a bank deposit
*  is not federally insured
*  is not endorsed by any bank or government agency
*  is not guaranteed to achieve its goal
Like all mutual funds, the Securities and Exchange
Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


TAKE A CLOSER LOOK AT:
The Fund                               3p
Goal                                   3p
Investment Strategy                    3p
Risks                                  4p
Past Performance                       6p
Fees and Expenses                      8p
Management                             9p
Buying and Selling Shares              9p
Valuing Fund Shares                    9p
Investment Options                    10p
Purchasing Shares                     11p
Sales Charges                         14p
Exchanging/Selling Shares             18p
Distributions and Taxes               22p
Personalized Shareholder
  Information                         24p
About the Company                     25p
Quick Telephone Reference             27p
Financial Highlights                  28p
Appendix                              29p


FUND INFORMATION KEY
           Goal and Investment Strategy

           The Fund's particular investment goal and the strategies it intends to use in pursuing its goal.

           Risks

           The major risk factors associated with the Fund.

           Fees and Expenses

           The overall costs incurred by an investor in the Fund, including sales charges and annual expenses.

           Management


           The individual or group designated by the investment manager to handle the Fund's day-to-day management.


           Financial Highlights

           Tables showing the Fund's financial performance.

           IDS Intermediate Tax-Exempt Fund

The Fund


Goal IDS Intermediate Tax-Exempt Bond Fund (the Fund) seeks to provide shareholders with a high level of current income exempt from federal taxes. Because any investment involves risk, achieving this goal cannot be guaranteed.


Investment  Strategy
The Fund's assets primarily are invested in bonds and other debt obligations. Under normal market conditions, the Fund will invest at least 80% of its net assets in bonds and in other debt obligations issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax. These investments will be (1) rated in the top four grades by Moody's Investors Service, Inc., Standard & Poor's Corporation, Fitch Investors Services, Inc.,
(2) be of comparable rating given by other independent rating agencies, or (3) they will be unrated bonds and other debt obligations that are believed to be of investment grade quality. The Fund may invest up to 20% of its net assets in bonds that are unrated, considered lower quality (junk bonds), or whose interest is subject to the alternative minimum tax.


The selection of short to intermediate term municipal obligations that are tax-exempt is the primary decision in building the investment portfolio.

American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:


* Considering opportunities and risks in municipal obligations given current and expected interest rates.
* Identifying municipal obligations that:
     -- are high or medium quality,
     -- have similar qualities, in AEFC's opinion, even though they are not rated or have been given a lower rating by a rating agency, -- have short- or intermediate-term maturities, -- have characteristics better than that of comparable investments.
* Identifying investments that contribute to portfolio diversification.


Prospectus -- Jan. 29, 1999

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

-- the security is overvalued,

-- the issuer's credit rating declines or AEFC expects a decline (the Fund may continue to own securities that are down-graded until AEFC believes it is advantageous to sell),

-- political, economic, or other events could affect the issuer's performance,

-- AEFC expects the issuer to call the security,

-- AEFC identifies a more attractive opportunity, and

-- the issuer or the security continues to meet the other standards described above.

The Fund also may invest in derivative instruments, money market securities and other short-term tax-exempt securities, and other instruments.


During weak or declining markets, the Fund may invest more of its assets in money market securities or certain taxable investments. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could reduce the benefit from any improvement in the market. AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes. The Fund is not managed with respect to tax efficiency.


For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.

Risks

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


   Market Risk


   Interest Rate Risk

   Credit Risk


IDS Intermediate Tax-Exempt Fund

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise bond prices fall).

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note).

Prospectus -- Jan. 29, 1999

Past Performance

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:


* how the Fund's performance has varied for each full calendar year shown on the charts below, and

*    how the Fund's average annual total returns compare to a recognized  index.


How the Fund has performed in the past does not indicate how the Fund will perform in the future.


 Class A Performance (based on calendar years)




                                                               +5.02%    +4.51%
  1989    1990    1991   1992    1993    1994    1995    1996    1997     1998

During the period shown in the bar chart, the highest return for a calendar quarter was +1.99% (quarter ending June 1997) and the lowest return for a calendar quarter was -0.12% (quarter ending March 1997).


The 5% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class Y may vary from that shown above because of differences in sales charges and fees.


The Fund's year to date return as of Dec. 31, 1998 was +4.51%.


IDS Intermediate Tax-Exempt Fund

Average Annual Total Returns (as of Dec. 31, 1998)


                                                 1 year        Since inception
 Intermediate Tax-Exempt:
   Class A                                       -0.72%            +2.49%a
   Class B                                       -0.28%            +2.39%a
   Class Y                                       +4.55%            +5.08%a
 Lehman Brothers Municipal 3-year Bond Index     +5.20%            +6.37%b


a Inception date was Nov. 13, 1996.
b Measurement period started Dec. 1, 1996.

This table shows total returns from hypothetical investments in Class A, Class B and Class Y shares of the Fund. These returns are compared to the index shown for the same periods. The performance of Classes A, B and Y vary because of differences in sales charges and fees.

For purposes of this calculation we assumed:

*    a sales charge of 5% for Class A shares,

* sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

*    no sales charge for Class Y shares,


* conversion of Class B shares to Class A shares in the ninth calendar year of ownership, and


* no adjustments for taxes paid by an investor on the reinvested income and capital gains.

Lehman Brothers Municipal 3-Year Bond Index is an unmanaged index made up of a representative list of general obligation, revenue and prerefunded bonds that have an approximate maturity of three years. The index is frequently used as a general performance measure of tax-exempt bonds with shorter maturities. However, the securities used to create the index may not be representative of the bonds held in the Fund. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


Prospectus -- Jan. 29, 1999

Fees and Expenses

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



Shareholder Fees (fees paid directly from your investment)
                                   Class A           Class B           Class Y
Maximum sales charge (load)
imposed on purchasesa (as a
percentage of offering price)        5%               none              none

Maximum deferred sales charge
(load) imposed on sales (as a
percentage of offering price at
time of purchase)                   none               5%               none


Annual Fund operating expenses (expenses that are deducted from Fund assets) As a percentage of average
daily net assets:              Class A       Class B      Class Y

Management fees                 0.45%         0.45%        0.45%
Distribution (12b-1) fees       0.00%         0.75%        0.00%
Other expensesb                 0.51%         0.51%        0.43%
Totalc                          0.96%         1.71%        0.88%

a This charge may be reduced depending on your total investments in IDS funds.
  See "Sales Charges."
b Other expenses include an administrative services fee, a shareholder services fee, a transfer agency fee and other nonadvisory expenses.
c AEFC and American Express Financial Advisors Inc. agreed to waive certain fees and reimburse expenses, with the exception of 12b-1 fees, to the extent tha total expenses for Class A shares exceed 0.90% for a minimum period ending Nov. 30, 1998. Any waiver or reimbursement applies to each class on a pro rat basis. For the most recent fiscal year, actual total expense with fee waivers and expense reimbursements were 0.92% for Class A, 1.67% for Class B and 0.78% for Class Y.


IDS Intermediate Tax-Exempt Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:


               1 year       3 years    5 years       10 years
Class Aa        $593         $791       $1,005        $1,623
Class Bb        $674         $939       $1,129        $1,825d
Class Bc        $174         $539       $  929        $1,825d
Class Y         $ 90         $281       $  488        $1,089

a Includes a 5% sales charge.
b Assumes you sold your Class B shares at the end of the period and incurred the applicable CDSC.
c Assumes you did not sell your Class B shares at the end of the period.
d Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.


Management

Terry Fettig, senior portfolio manager, joined AEFC in 1986. He has managed this Fund since November 1996. He also serves as portfolio manager of IDS Cash Management Fund, IDS Tax-Free Money Fund, IDS Life Moneyshare Fund and IDS Life Series Fund, Money Market Portfolio.

Buying and Selling Shares

Valuing Fund Shares

The public offering price for Class A is the net asset value (NAV) adjusted for the sales charge. For Class B and Class Y, it is the NAV.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Standard Time (CST), each business day (any day the New York Stock Exchange is open).

Prospectus -- Jan. 29, 1999

The Fund's investments are valued based on market value, or where market quotations are not readily available, based on methods selected in good faith by the board. Please see the SAI for further information.



Investment Options
1. Class A shares are sold to the public with a sales charge at the time of purchase.

2. Class B shares are sold to the public with a CDSC and an annual distribution (12b-1) fee.

3. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

Investment options summary:
Class A           Maximum sales charge of 5%
                  Initial sales charge waived or reduced for certain purchases No annual distribution fee
                  Service fee of 0.175% of average daily net assets
                  Lower annual expenses than Class B shares

Class B           No initial sales charge
                  CDSC on shares sold in the first six years (maximum of 5% in first year, reduced to 0% after year six)
                  CDSC waived in certain circumstances
                  Shares convert to Class A in ninth year of ownership
                  Annual distribution fee of 0.75% of average daily net assets* Service fee of 0.175% of average daily net assets
                  Higher annual expenses than Class A shares

Class Y           No initial sales charge
                  No annual distribution fee
                  Service fee of 0.10% of average daily net assets
                  Available only to certain qualifying institutional investors

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution fees for the sale of Class B shares. Because these fees are paid out of the Fund's assets on an on-going basis, long-term shareholders of Class B shares may end up paying more than the 6.25% sales charge permitted by the National Association of Securities Dealers.

IDS Intermediate Tax-Exempt Fund

Should you purchase Class A or Class B shares?

If your investments in IDS funds total $250,000 or more, Class A shares may be the better option. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $250,000, consider how long you plan to hold your shares. Class B shares have an additional annual distribution fee of 0.75% and a CDSC for six years. To help you determine what is best for you, consult your financial advisor.

Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.


Purchasing  Shares
If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide the correct TIN, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

*  a $50 penalty for each failure to supply your correct TIN,

* a civil penalty of $500 if you make a false statement that results in no backup withholding, and

*  criminal penalties for falsifying information.

You also could be subject to backup withholding because you failed to report required interest or dividends on your tax return.

Prospectus -- Jan. 29, 1999

How to determine the correct TIN

For this type of account:               Use the Social Security or Employer
                                        Identification number of:

Individual or joint account             The individual or one of the individual
                                        listed on the joint account

Custodian account of a minor            The minor
(Uniform Gifts/Transfers to
Minors Act)

A living trust                          The grantor-trustee (the person who puts
                                        the money into the trust)

An irrevocable trust, pension trust     The legal entity (not the personal
or estate                               representative or trustee, unless no
                                        legal entity is designated in the
                                        account title)

Sole proprietorship                     The owner

Partnership                             The partnership

Corporate                               The corporation

Association, club or tax-exempt         The organization
organization


For details on TIN requirements, ask your financial advisor or contact your local American Express Financial Advisors office for federal Form W-9, "Request for Taxpayer Identification Number and Certification."


Three ways to invest

1 By mail:
Once your account has been established, send your check with the account number on it to:

American Express Financial Advisors Inc.
P.O. Box 74
Minneapolis, MN 55440-0074

Minimum amounts

Initial investment:        $2,000

Additional investments:    $100

Account balances:          $300

If your account balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

IDS Intermediate Tax-Exempt Fund

2 By scheduled investment plan:
Contact your financial advisor to set up one of the following scheduled plans:

*  automatic payroll deduction,
*  bank authorization,
*  direct deposit of Social Security check, or
*  other plan approved by the Fund.

Minimum amounts
Initial investment:        $100
Additional investments:    $100/mo.
Account balances:          none (on active plans of monthly payments)

If your account falls below $2,000, you must make payments at least monthly.

3 By wire or electronic funds transfer:
If you have an established account, you may wire money to:

Norwest Bank Minnesota
Routing Transit No. 091000019

Give these instructions:
Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name).

If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts

Each wire investment: $1,000

If you are in a wrap fee program sponsored by AEFA and your balance falls below the required program minimum or your program is terminated, your shares will be sold and the proceeds will be mailed to you.

Prospectus -- Jan. 29, 1999

Sales Charges

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:

 Total investment                   Sales charge as percentage of:a

                         Public offering priceb          Net amount invested
 Up to $50,000                    5.0%                          5.26%
 Next $50,000                     4.5                           4.71
 Next $400,000                    3.8                           3.95
 Next $500,000                    2.0                           2.04
 $1,000,000 or more               0.0                           0.00

a To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, you must total the amounts of all increments that apply. b Offering price includes a 5% sales charge.

The sales charge on Class A shares may be lower than 5%, depending on the total amount:

*    you now are investing in this Fund,

*    you have previously invested in this Fund, or

* you and your primary household group are investing or have invested in other funds in the IDS MUTUAL FUND GROUP that have a sales charge.(The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. Domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) IDS Tax-Free Money Fund and Class A shares of IDS Cash Management Fund do not have sales charges.

Other Class A sales charge policies:

* IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, and

* if you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. For more details, please see the SAI.

IDS Intermediate Tax-Exempt Fund

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

* current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses, and unmarried children under 21.

* current or retired American Express financial advisors, their spouses, and unmarried children under 21.

* investors who have a business relationship with a newly associated financial advisor who joined AEFA from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with AEFA, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.

* qualified employee benefit plans using a daily transfer recordkeeping system offering participants daily access to funds of the IDS MUTUAL FUND GROUP. Eligibility must be determined in advance by AEFA. For assistance, please contact your financial advisor. (Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.)

* shareholders who have at least $1 million invested in funds of the IDS MUTUAL FUND GROUP. If the investment is sold in the first year after purchase, a CDSC of 1% will be charged. The CDSC will be waived only in the circumstances described for waivers for Class B shares.

* purchases made within 30 days after a sale of shares (up to the amount sold):
           -- of a product distributed by AEFA in a qualified plan subject to a deferred sales charge,  or
           -- in a qualified plan or account where American Express Trust
              Company has a recordkeeping, trustee, investment management, or investment servicing relationship.

Prospectus -- Jan. 29, 1999

Send the Fund a written request along with your payment, indicating the date and the amount of the sale.

*  purchases made:

-- with dividend or capital gain distributions from this Fund or from the same class of another fund in the IDS MUTUAL FUND GROUP that has a sales charge,

--   through or under a wrap fee product sponsored by AEFA,

--   within the University of Texas System ORP,

-- within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

--   within the University of Massachusetts After-Tax Savings Program,

--   with the proceeds from IDS Life Real Estate Variable Annuity surrenders, or

-- through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

Class B -- contingent deferred sales charge (CDSC) alternative

A CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

         If the sale is made during the:         The CDSC percentage rate is:
                    First year                                5%
                    Second year                               4%
                    Third year                                4%
                    Fourth year                               3%
                    Fifth year                                2%
                    Sixth year                                1%
                    Seventh year                              0%

If the amount you are selling causes the value of your investment in Class B shares to fall below the cost of the shares you have purchased during the last six years including the current year, the CDSC is based on the lower of the cost of those shares purchased or market value.

IDS Intermediate Tax-Exempt Fund

Example:

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 4% because the sale was made during the second year after the purchase.

Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares or capital gains. In addition, the CDSC rate on your sale will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

The CDSC on Class B shares will be waived on sales of shares:

*    in the event of the shareholder's death,

*    held in trust for an employee benefit plan, or

* held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

     --   at least 591/2 years old AND

     -- taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan in a product distributed by AEFA, or a custodian-to-custodian transfer to a product not distributed by AEFA, the CDSC will not be waived) OR

     --   selling  under  an  approved   substantially  equal  periodic  payment
          arrangement.

Prospectus -- Jan. 29, 1999

Exchanging/Selling Shares

Exchanges

You can exchange your Fund shares at no charge for shares of the same class of any other publicly offered fund in the IDS MUTUAL FUND GROUP. Exchanges into IDS Tax-Free Money Fund may only be made from Class A shares. For complete information on the other funds, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after it is accepted by that fund.

You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to scheduled exchange programs and certain employee benefit plans or other arrangements through which one shareholder represents the interests of several. Exceptions may be allowed with pre-approval of the Fund.

Other exchange policies:
*  Exchanges must be made into the same class of shares of the new fund.
* If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.
*  Once we receive your exchange request, you cannot cancel it.
*  Shares of the new fund may not be used on the same day for another exchange.
* If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.

AECSC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Selling Shares

You can sell your shares at any time. AECSC will mail payment within seven days after accepting your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund, minus any applicable CDSC.

IDS Intermediate Tax-Exempt Fund

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a request within 30 days of the date your sale request was received and include your account number. This privilege may be limited or withdrawn at any time and may have tax consequences.

Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.

The Fund reserves the right to redeem in kind.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. (Payment may be made earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.)

For more details and a description of other sales policies, please see the SAI.

Prospectus -- Jan. 29, 1999

Two ways to request an exchange or sale of shares

1 By letter:
Include in your letter:
*  the name of the fund(s),
*  the class of shares to be exchanged or sold,
* your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership),
*  your TIN,
*  the dollar amount or number of shares you want to exchange or sell,
*  signature(s) of all registered account owners,
*  for sales, indicate how you want your money delivered to you, and
*  any paper certificates of shares you hold.

Regular mail:

American Express Client Service Corporation
Attn: Transactions
P.O. Box 534
Minneapolis, MN 55440-0534

Express mail:

American Express Client Service Corporation
Attn: Transactions
733 Marquette Ave.
Minneapolis, MN 55402

2 By telephone:
American Express Financial Advisors
Telephone Transaction Service
800-437-3133 or 612-671-3800

* The Fund and AECSC will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

* Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC. Each registered owner must sign the request.

* Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

*    Telephone  privileges may be modified or discontinued at any time.


Minimum sale amount: $100
Maximum sale amount: $50,000


IDS Intermediate Tax-Exempt Fund

Three ways to receive payment when you sell shares

1 By regular or express mail:
*  Mailed to the address on record.
*  Payable to names listed on the account.
   NOTE: The express mail delivery charges you pay will vary depending on the courier you select.


2 By wire or electronic funds transfer:
*  Minimum wire: $1,000.
*  Request that money be wired to your bank.
* Bank account must be in the same ownership as the IDS fund account.
   NOTE: Pre-authorization required. For instructions, contact your financial advisor or AECSC.


3 By scheduled payout plan:
*  Minimum payment: $50.
*  Contact your financial advisor or AECSC
   to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis.
* Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

Prospectus -- Jan. 29, 1999

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Dividends and capital gain distributions

The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Short-term capital gains are included in net investment income. Long-term capital gains are realized when a security is held for more than one year. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

Reinvestments

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

*    you request distributions in cash, or

* you direct the Fund to invest your distributions in the same class of any publicly offered fund in the IDS MUTUAL FUND GROUP for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

IDS Intermediate Tax-Exempt Fund

Taxes

Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes. Dividends distributed from other income earned and capital gain distributions are not exempt from federal income taxes.
Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent the Fund earns such income, it will flow through to its shareholders and may be taxable to those shareholders who are subject to the alternative minimum tax.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on borrowed money used directly or indirectly to purchase Fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

If you buy shares shortly before a distribution you will pay taxes on money earned by the Fund before you were a shareholder. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.


For tax purposes, an exchange is considered a sale and purchase and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year). If you sell shares for less than their cost, the difference is a capital loss. If you buy Class A shares of another fund in the IDS MUTUAL FUND GROUP and within 91 days exchange into this Fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale.


Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Prospectus -- Jan. 29, 1999

Personalized Shareholder Information

To help you track and evaluate the performance of your investments, AECSC provides these individualized reports:


Quarterly statements
List your holdings and transactions during the previous three months, as well as individualized return information.


Yearly tax statements
Feature average-cost-basis reporting of capital gains or losses if you sell your shares, along with distribution information to simplify tax calculations.


Personalized mutual fund progress reports
Detail returns on your initial investment and cash-flow activity in your account. This report calculates a total return reflecting your individual history in owning Fund shares and is available from your financial advisor.

IDS Intermediate Tax-Exempt Fund

About the Company

Business Structure

Shareholders


Your American Express financial advisor and other servicing agents May receive a fee for their sales efforts and ongoing service.


Transfer Agent:

American Express Client Service Corporation
Maintains shareholder accounts and records for the Fund; receives a fee based on the number of accounts it services.

Administrative Services Agent:

American Express Financial Corporation
Provides administrative and accounting services for the Fund; receives a fee based on assets.

The Fund

Distributor and Shareholder Services Agent:


American Express Financial Advisors
Markets and distributes shares; receives a portion of the sales charge or CDSC and distribution fee. Also provides a variety of ongoing shareholder services.



Investment Manager:

American Express Financial Corporation
Manages the Fund's investments and receives a fee based on average daily net assets.*

Custodian:
U.S. Bank National Association
Provides safekeeping of assets; receives a fee that varies based on the number of securities held.


* The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.45% of its average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses.


Prospectus -- Jan. 29, 1999

American Express Financial Corporation

AEFC has been a provider of financial services since 1894. Its family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.


In addition to managing assets of more than $80 billion for all funds in the IDS MUTUAL FUND GROUP, AEFC manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management as of the end of the most recent fiscal year were more than $204 billion.

AEFA serves individuals and businesses through its nationwide network of more than 180 offices and more than 8,700 advisors.


AEFC, located at IDS Tower 10, Minneapolis, MN 55440-0010, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.

Year 2000


The Fund could be adversely affected if the computer systems used by AEFC and the Fund's other service providers do not properly process and calculate date-related information from and after Jan. 1, 2000.


While Year 2000-related computer problems could have a negative effect on the Fund, AEFC is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps. The companies or governments in which the Fund invests also may be adversely affected by Year 2000 issues.

IDS Intermediate Tax-Exempt Fund

Quick Telephone Reference

American Express Financial Advisors

Telephone  Transaction  Service  Sales  and  exchanges,   dividend  payments  or
reinvestments and automatic payment arrangements

National/Minnesota:        800-437-3133
Mpls./St. Paul area:       612-671-3800

American Express Client Service Corporation
Fund performance, objectives and account inquiries: 800-862-7919

TTY Service
For the hearing impaired:  800-846-4852

American Express Financial Advisors

Automated account information (TouchTone telephones only), including current Fund prices and performance, account values and recent account transactions:
800-862-7919

Prospectus -- Jan. 29, 1999

                                      Financial Highlights
Fiscal period ended Nov. 30,
Per share income and capital changesa

                              Class A              Class B            Class Y
                       1998  1997  1996b   1998 1997  1996b    1998 1997  1996b

Net asset value,
beginning of period   $5.09 $5.04 $5.00   $5.09 $5.04 $5.00   $5.09 $5.04 $5.00

Income from investment
operations:

Net investment         .19   .18    --     .15   .14    --     .19   .18    --
income (loss)

Net gains (losses)
(both realized
and unrealized)        .05   .05    .04    .05   .05    .04    .05   .05   .04

Total from investment
operations             .24   .23     .04   .20   .19    .04    .24   .23   .04

Less distributions:

Dividends from net
investment income     (.19)  (.18)    --   (.15) (.14)   --    (.20) (.18)   --

Net asset value,
end of period        $5.14  $5.09  $5.04   $5.14 $5.09  $5.04  $5.13 $5.09 $5.04

 Ratios/supplemental data

                           Class A              Class B            Class Y
                       1998 1997 1996b      1998 1997 1996b    1998  1997 1996b

Net assets, end of
period (in millions)  $21   $17   $2       $7    $6    $--      $--   $--   $--

Ratio of expenses to
average daily net
assetse           .92%c .93%c .90%c,d 1.67%c 1.68%c 1.66%c,d .78%c .80%c .73%c,d

Ratio of net
investment income
(loss) to average
daily net assets  3.76% 3.60% 3.19%d   3.01% 2.87%  2.04%d   3.83% 3.84% 2.32%d

Portfolio turnover rate
(excluding short-term
securities)        7%    24%    --        7%   24%    --        7%   24%   --

Total returnf    4.85%  4.44%   .96%    4.07% 3.67%   .92%    4.78% 4.57%  .97%

aFor a share outstanding throughout the period. Rounded to the nearest cent. bInception date was Nov. 13, 1996.
cAEFC voluntarily limited total operating expenses, net of earnings credits, for the Fund. Had AEFC not done so, the annual ratios of expenses would have been 0.96%, 1.49% and 48.94% for Class A, 1.71%, 2.17% and 55.07% for Class
 and 0.88%, 1.70% and 83.81% for Class Y for the periods ended Nov. 30, 1998, 1997 and 1996, respectively.
dAdjusted to an annual basis.
eExpense ratio is based on total expenses of the Fund before reduction of earnings credits oncash balances.
fTotal return does not reflect payment of a sales charge.

The information in these tables has been audited by KPMG Peat Marwick LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

IDS Intermediate Tax-Exempt Fund

Appendix
1999 Federal tax-exempt and taxable equivalent yield calculation
These tables will help you determine your federal taxable yield equivalents for given rates of tax-exempt income.

STEP 1:

Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.


First locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross
Income column the percentage indicated is an approximation of your federal Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjustable gross income is $175,000.

Under Taxable Income married filing jointly status, $138,000 is in the $104,050-$158,550 range. Under Adjusted Gross Income, $175,000 is in the $126,600 to $189,950 column. The Taxable Income line and Adjusted Gross Income column meet at 31.93%. This is the rate you'll use in Step 2.


Prospectus -- Jan. 29, 1999

                                 Adjusted gross income*
Taxable income**         $0           $126,600          $189,950
                         to              to                to           Over
                     $126,600(1)     $189,950(2)       $312,450(3)   $312,450(2)

Married Filing Jointly
$       0 - $ 43,050    15.00%
   43,050 -  104,050    28.00          28.84%
  104,050 -  158,550    31.00          31.93             33.29%
  158,550 -  283,150    36.00          37.08             38.66          37.08%
  283,150 +             39.60                            42.53***        40.79

                                  Adjusted gross income*

Taxable income**        $0           $126,600
                        to              to               Over
                     $126,600(1)     $249,100(3)       $249,100(2)

Single
$     0 - $ 25,750    15.00%
 25,750 -   62,450     28.00
 62,450 -  130,250     31.00          32.61%
130,250 -  283,150     36.00          37.87             37.08%
283,150 +              39.60                            40.79

  * Gross income with certain adjustments before taking itemized deductions and personal exemptions.
 ** Amount subject to federal income tax after itemized deductions (or standard deduction) and personal exemptions.
*** This rate is applicable only in the limited case where your adjusted gross income is less than $312,450 and your taxable income exceeds $283,150.

(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions.
(2) Itemized Deductions Phase-out -- Assumes a phase-out of itemized deductions and no current phase-out of personal exemptions.
(3 Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions, personal exemptions phase-out and itemized deductions continue to phase-out.

If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.

IDS Intermediate Tax-Exempt Fund

 STEP 2: Determining your federal taxable yield equivalents.
 Using 31.93%, you may determine that a tax-exempt yield of 4% is equivalent to earning a taxable 5.88% yield.

For these Tax-Exempt Rates:
         2.50%   3.00%    3.50%   4.00%   4.50%   5.00%    5.50%   6.00%

Marginal Tax Rates Equal the Taxable Rates shown below:
15.00%   2.94    3.53     4.12    4.71    5.29    5.88     6.47    7.06
28.00%   3.47    4.17     4.86    5.56    6.25    6.94     7.64    8.33
28.84%   3.51    4.22     4.92    5.62    6.32    7.03     7.73    8.43
31.00%   3.62    4.35     5.07    5.80    6.52    7.25     7.97    8.70
31.93%   3.67    4.41     5.14    5.88    6.61    7.35     8.08    8.81
32.61%   3.71    4.45     5.19    5.94    6.68    7.42     8.16    8.90
33.29%   3.75    4.50     5.25    6.00    6.75    7.50     8.24    8.99
36.00%   3.91    4.69     5.47    6.25    7.03    7.81     8.59    9.38
37.08%   3.97    4.77     5.56    6.36    7.15    7.95     8.74    9.54
37.87%   4.02    4.83     5.63    6.44    7.24    8.05     8.85    9.66
38.66%   4.08    4.89     5.71    6.52    7.34    8.15     8.97    9.78
39.60%   4.14    4.97     5.79    6.62    7.45    8.28     9.11    9.93
40.79%   4.22    5.07     5.91    6.76    7.60    8.44     9.29    10.13
42.53%   4.35    5.22     6.09    6.96    7.83    8.70     9.57    10.44

Prospectus -- Jan. 29, 1999

This Fund, along with the other funds in the IDS MUTUAL FUND GROUP, is distributed by American Express Financial Advisors Inc. and can be found under the "Amer Express" banner in most mutual fund quotations.


Additional information about the Fund and its investments is available in the Fund's SAI, annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report contact American Express Client Service Corporation.


American Express Client Service Corporation
P.O. Box 534, Minneapolis, MN 55440-0534
800-862-7919 TTY: 800-846-4852
Web site address:
http://www.americanexpress.com/advisors

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-800-SEC-0330). Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained by writing and paying a duplicating fee to the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

Investment Company Act File #811-2686


Ticker Symbol
Class A: N/A      Class B: N/A      Class Y: N/A
S-6355-99 D (1/99)

IDS
Tax-Exempt
Bond Fund
Prospectus Jan. 29, 1999

IDS Tax-Exempt Bond Fund seeks to provide shareholders with as much current income exempt from federal income taxes as possible with only modest risk to the shareholder's investments.
Please note that this Fund:
o  is not a bank deposit
o  is not federally insured
o  is not endorsed by any bank or government agency
o  is not guaranteed to achieve its goal
Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


TAKE A CLOSER LOOK AT:
The Fund                               3p
Goal                                   3p
Investment Strategy                    3p
Risks                                  4p
Past Performance                       5p
Fees and Expenses                      7p
Management                             8p
Buying and Selling Shares              8p
Valuing Fund Shares                    8p
Investment Options                     9p
Purchasing Shares                     10p
Sales Charges                         13p
Exchanging/Selling Shares             17p
Distributions and Taxes               21p
Personalized Shareholder  Information 23p
About the Company                     24p
Quick Telephone Reference             26p
Financial Highlights                  27p
Appendix                              29p



                              FUND INFORMATION KEY


           Goal and Investment Strategy
           The Fund's particular investment goal and the strategies it intends to use in pursuing its goal.
           Risks
           The major risk factors associated with the Fund.
           Fees and Expenses
           The overall costs incurred by an investor in the Fund, including sales charges and annual expenses.
           Management
           The individual or group designated by the investment manager to handle the Fund's day-to-day management.
           Financial Highlights
           Tables showing the Fund's financial performance.


           IDS Tax-Exempt Bond Fund

The Fund


Goal
IDS Tax-Exempt Bond Fund (the Fund) seeks to provide shareholders with as much current income exempt from federal income taxes as possible with only modest risk to the shareholder's investments. Because any investment involves risk, achieving this goal cannot be guaranteed.


Investment Strategy
The Fund's assets primarily are invested in bonds and other debt obligations. Under normal market conditions, the Fund will invest at least 80% of its net assets in bonds and other debt obligations issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax. Investments will be (1) rated in the top four grades by Moody's Investors Service, Inc., Standard & Poor's Corporation, or Fitch Investors Services, Inc.,
(2) be of comparable rating given by other independent rating agencies, or (3) they will be unrated bonds and other debt obligations that are believed to be of investment grade quality. This Fund does not intend to invest in debt obligations the interest from which is subject to the alternative minimum tax.


The selection of high and medium quality debt obligations that are tax-exempt is the primary decision in building the investment portfolio.

American Express Financial Corporation (AEFC), the Fund's investment manager, chooses debt obligations by:


o Considering opportunities and risks in municipal bonds given current and expected interest rates.
o  Identifying municipal bonds that:
   -- are high or medium quality,
   -- have interest not subject to the alternative minimum tax, -- have long-term maturities, and
   --  have  characteristics  better  than  that  of comparable bonds.


o  Identifying bonds that contribute to portfolio diversification.

           Prospectus -- Jan. 29, 1999

In evaluating whether to sell a security, AEFC considers, among other factors, whether:
   -- the security is overvalued,
   -- the issuer's  credit  rating  declines or AEFC expects a decline (the Fund may continue to own securities that are down-graded until AEFC believes it is advantageous to sell),
   -- political,   economic,   or  other  events  could  affect  the  issuer's
      performance,
   -- AEFC expects the issuer to call the security, -- AEFC identifies a more attractive opportunity, and -- the issuer or the security continues to meet the other standards described above.

The Fund also may invest in derivative instruments, money market securities and other short-term tax-exempt securities, and other instruments.

During weak or declining markets, the Fund may invest more of its assets in money market securities or certain taxable investments. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could reduce the benefit from any improvement in the market. AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.

Risks
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Interest Rate Risk

   Credit Risk

   Call/Prepayment Risk


   Interest Rate Risk
The risk of losses  attributable to changes in interest rates.
This term is generally associated with bond prices (when interest rates rise, bond prices fall).

IDS Tax-Exempt Bond Fund

Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note).


Call/Prepayment Risk
The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity.

Past Performance
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:
o how the Fund's performance has varied for each full calendar year shown on the charts below, and
o how the Fund's average annual total returns compare to a recognized index.


How the Fund has performed in the past does not indicate how the Fund will perform in the future.


Class A Performance (based on calendar years)
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------------
+11.54%   +6.76%     +10.06%    +6.85%    +12.93%     -7.37%     +18.78%    +1.99%     +9.95%     +5.44%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
1989       1990       1991       1992       1993       1994       1995       1996       1997       1998
---------------------------------------------------------------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was +7.63% (quarter ending March 1995) and the lowest return for a calendar quarter was -6.88% (quarter ending March 1994).

The 5% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class Y may vary from that shown above because of differences in sales charges and fees.

The Fund's year to date return as of Dec. 31, 1998 was +5.44%.

           Prospectus -- Jan. 29, 1999

            Average Annual Total Returns (as of Dec. 31, 1998)

                        1 year    Since inception (B&Y)   5 years         10 years (A)
===================================================================================================================================
 Tax-Exempt Bond:
===================================================================================================================================
   Class A              +0.17%              --            +4.33%                 +6.93%
===================================================================================================================================
   Class B              +0.64%                +5.96%a        --                 --
   Class Y              +5.49%                +7.55%a        --                 --
===================================================================================================================================
 Lehman Brothers
===================================================================================================================================
   Municipal Bond Index +6.48%                +7.40%b    +5.84%                 +8.01%


a Inception date was March 20, 1995.
b Measurement period started April 1, 1995.

This table shows total returns from hypothetical investments in Class A, Class B and Class Y shares of the Fund. These returns are compared to the index shown for the same periods. The performance of Classes A, B and Y vary because of differences in sales charges and fees. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, although not for other differences in expenses.


For purposes of this calculation we assumed:
o  a sales charge of 5% for Class A shares,
o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,
o no sales charge for Class Y shares,
o conversion of Class B shares to Class A shares in the ninth calendar year of ownership, and
o no adjustments for taxes paid by an investor on the reinvested income and capital gains.


Lehman Brothers Municipal Bond Index is an unmanaged index made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. However, the securities used to create the index may not be representative of the bonds held in the Fund. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

           IDS Tax-Exempt Bond Fund

Fees and Expenses
Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


================================================================================
 Shareholder Fees (fees paid directly from your investment)
                                         Class A           Class B       Class Y
Maximum sales charge (load) imposed on
purchasesa(as a percentage of offering
price)                                      5%               none          none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
imposed on sales (as a percentage of
offering price at time of purchase)        none                5%          none
-------------------------------------------------------------------------------
===============================================================================
 Annual Fund operating expenses (expenses that are deducted from Fund assets)
As a percentage of average daily net assets:Class A        Class B      Class Y
===============================================================================
 Management fees                             0.45%           0.45%        0.45%
 Distribution (12b-1) fees                   0.00%           0.75%        0.00%
 Other expensesb                             0.28%           0.28%        0.18%
===============================================================================
 Total                                       0.73%           1.48%        0.63%


a This charge may be reduced depending on your total investments in IDS funds.
  See "Sales Charges."
b Other expenses include an administrative services fee, a shareholder services fee, a transfer agency fee and other nonadvisory expenses.

           Prospectus -- Jan. 29, 1999

     Example

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:


                  1 year           3 years           5 years         10 years
===============================================================================
 Class Aa         $571              $722           $   886           $1,365
 Class Bb         $651              $868            $1,009           $1,569d
 Class Bc         $151              $468           $   809           $1,569d
===============================================================================
 Class Y          $ 64              $202           $   352          $   790

a Includes a 5% sales charge.
b Assumes you sold your Class B shares at the end of the period and incurred the applicable CDSC.
c Assumes  you did not sell your Class B shares at the end of the  period.
d Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.


Management
Terry Seierstad, senior portfolio manager, joined AEFC in 1982. He has managed this Fund since 1993. He also manages the investments for IDS Property Casualty Company.

Buying and Selling Shares

Valuing Fund Shares
The public offering price for Class A is the net asset value (NAV) adjusted for the sales charge. For Class B and Class Y, it is the NAV.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Standard Time (CST), each business day (any day the New York Stock Exchange is open).

The Fund's investments are valued based on market value, or where market quotations are not readily available, based on methods selected in good faith by the board. Please see the SAI for further information.

           IDS Tax-Exempt Bond Fund

Investment Options
1. Class A shares are sold to the public with a sales charge at the time of purchase.

2. Class B shares are sold to the public with a CDSC and an annual distribution (12b-1) fee.

3. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

===============================================================================
 Investment options summary:
Class A               Maximum sales charge of 5%

                      Initial sales charge waived or reduced for certain purchases

                      No annual distribution fee

                      Service fee of 0.175% of average daily net assets

                      Lower annual expenses than Class B shares
-------------------------------------------------------------------------------

Class B               No initial sales charge

                      CDSC on shares sold in the first six years (maximum of 5% in first year, reduced to 0% after year six)

                      CDSC waived in certain circumstances

                      Shares convert to Class A in ninth year of ownership

                      Annual distribution fee of 0.75% of average daily net assets*

                      Service fee of 0.175% of average daily net assets

                      Higher annual expenses than Class A shares
-------------------------------------------------------------------------------

Class Y               No initial sales charge

                      No annual distribution fee

                      Service fee of 0.10% of average daily net assets

                      Available only to certain qualifying institutional
                      investors
-------------------------------------------------------------------------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution fees for the sale of Class B shares. Because these fees are paid out of the Fund's assets on an on-going basis, long-term shareholders of Class B shares may end up paying more than the 6.25% sales charge permitted by the National Association of Securities Dealers.

           Prospectus -- Jan. 29, 1999

Should you purchase Class A or Class B shares?
If your investments in IDS funds total $250,000 or more, Class A shares may be the better option. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $250,000, consider how long you plan to hold your shares. Class B shares have an additional annual distribution fee of 0.75% and a CDSC for six years. To help you determine what is best for you, consult your financial advisor.

Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Purchasing Shares
If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide the correct TIN, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o a $50 penalty for each failure to supply your correct TIN,
o a civil penalty of $500 if you make a false statement that results in no backup withholding, and
o criminal penalties for falsifying information.

You also could be subject to backup withholding because you failed to report required interest or dividends on your tax return.

           IDS Tax-Exempt Bond Fund

How to determine the correct TIN
For this type of account:               Use the Social Security or Employer Identification number of:

Individual or joint account             The individual or one of the individuals listed on the joint account
-----------------------------------------------------------------------------------------------------------------------------------

Custodian account of a minor            The minor(Uniform Gifts/Transfers to Minors Act)

A living  trust                         The  grantor-trustee  (the  person  who puts the money  into the trust)

An irrevocable trust, pension trust
or estate                               The legal entity (not the personal representative  or trustee,  unless no legal entity is designated in the account title)

Sole proprietorship                     The owner

Partnership                             The partnership

Corporate                               The corporation

Association, club or tax-exempt
organization                            The organization
----------------------------------------------------------------------------------------------------------------------------------


For details on TIN requirements, ask your financial advisor or contact your local American Express Financial Advisors office for federal Form W-9, "Request for Taxpayer Identification Number and Certification."


Three ways to invest

===============================================================================
 1 By mail:
Once your account has been established, send your check with the account number on it to:

American Express Financial Advisors Inc.
P.O. Box 74
Minneapolis, MN 55440-0074

Minimum amounts
Initial investment:        $2,000
Additional investments:    $100
Account balances:          $300

If your account balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

           Prospectus -- Jan. 29, 1999

2 By scheduled investment plan:
Contact your financial advisor to set up one of the following scheduled plans:

o  automatic payroll deduction,
o  bank authorization,
o  direct deposit of Social Security check, or
o  other plan approved by the Fund.

Minimum amounts
Initial investment:        $100
Additional investments:    $100/mo.
Account balances:          none (on active plans of monthly payments)

If your account falls below $2,000, you must make payments at least monthly.

===============================================================================
3 By wire or electronic funds transfer: If you have an established account, you may wire money to:

Norwest Bank Minnesota
Routing Transit No. 091000019
Give these  instructions:
Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name).

If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts
Each wire investment: $1,000

If you are in a wrap fee program sponsored by AEFA and your balance falls below the required program minimum or your program is terminated, your shares will be sold and the proceeds will be mailed to you.

           IDS Tax-Exempt Bond Fund

Sales Charges
Class A -- initial sales charge alternative
When you purchase Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:

===============================================================================
 Total investment                   Sales charge as percentage of:a
                         Public offering priceb          Net amount invested
===============================================================================
 Up to $50,000                    5.0%                          5.26%
 Next $50,000                     4.5                           4.71
 Next $400,000                    3.8                           3.95
 Next $500,000                    2.0                           2.04
===============================================================================
 $1,000,000 or more               0.0                           0.00

a To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, you must total the amounts of all increments that apply.
b Offering price includes a 5% sales charge.

The sales charge on Class A shares may be lower than 5%, depending on the total amount:
o you now are investing in this Fund,
o you have previously  invested in this Fund,  or
o you and your primary household group are investing or have invested in other funds in the IDS MUTUAL FUND GROUP that have a sales charge.(The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. Domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) IDS Tax-Free Money Fund and Class A shares of IDS Cash Management Fund do not have sales charges.

Other Class A sales charge policies:
o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, and
o if you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. For more details, please see the SAI.

           Prospectus -- Jan. 29, 1999

Waivers of the sales charge for Class A shares
Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses, and unmarried children under 21.
o  current or retired American Express  financial  advisors,  their spouses, and unmarried children under 21.
o investors who have a business relationship with a newly associated financial advisor who joined AEFA from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with AEFA, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.
o qualified employee benefit plans using a daily transfer recordkeeping system offering participants daily access to funds of the IDS MUTUAL FUND GROUP. Eligibility must be determined in advance by AEFA. For assistance, please contact your financial advisor. (Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.)
o shareholders who have at least $1 million invested in funds of the IDS MUTUAL FUND GROUP. If the investment is sold in the first year after purchase, a CDSC of 1% will be charged. The CDSC will be waived only in the circumstances described for waivers for Class B shares.
o  purchases made within 30 days after a sale of shares (up to the amount sold):
   -- of a product distributed by AEFA in a qualified plan subject to a deferred sales charge, or
   -- in a qualified plan or account where American Express Trust Company has a recordkeeping, trustee, investment management, or investment servicing relationship.

   Send the Fund a written request along with your payment, indicating the date and the amount of the sale.

           IDS Tax-Exempt Bond Fund

 o purchases made:
-- with dividend or capital gain distributions from this Fund or from the same class of another fund in the IDS MUTUAL FUND GROUP that has a sales charge,
-- through or under a wrap fee product sponsored by AEFA, -- within the University of Texas System ORP,
-- within a segregated  separate  account offered by Nationwide  Life Insurance
   Company or Nationwide Life and Annuity Insurance  Company,
-- within  the  University  of  Massachusetts  After-Tax Savings  Program,
-- with the  proceeds  from IDS Life Real Estate  Variable Annuity  surrenders,
   or
-- through or under a  subsidiary  of AEFC  offering
   Personal Trust Services' Asset-Based pricing alternative.

Class B -- contingent deferred sales charge (CDSC) alternative
A CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

             If the sale is made during the:      The CDSC percentage rate is:
===============================================================================
                        First year                             5%
                        Second year                            4%
                        Third year                             4%
                        Fourth year                            3%
                        Fifth year                             2%
                        Sixth year                             1%
                       Seventh year                            0%

If the amount you are selling causes the value of your investment in Class B shares to fall below the cost of the shares you have purchased during the last six years including the current year, the CDSC is based on the lower of the cost of those shares purchased or market value.

           Prospectus -- Jan. 29, 1999

Example:

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 4% because the sale was made during the second year after the purchase.

Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares or capital gains. In addition, the CDSC rate on your sale will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

The CDSC on Class B shares will be waived on sales of shares:
o  in the event of the shareholder's death,
o  held in trust for an employee benefit plan, or
o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:
-- at least 591/2 years old AND
-- taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan in a product distributed by AEFA, or a custodian-to-custodian transfer to a product not distributed by AEFA, the CDSC will not be waived) OR
-- selling under an approved  substantially equal periodic payment arrangement.

           IDS Tax-Exempt Bond Fund

Exchanging/Selling Shares
Exchanges
You can exchange your Fund shares at no charge for shares of the same class of any other publicly offered fund in the IDS MUTUAL FUND GROUP. Exchanges into IDS Tax-Free Money Fund may only be made from Class A shares. For complete information on the other funds, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after it is accepted by that fund.

You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to scheduled exchange programs and certain employee benefit plans or other arrangements through which one shareholder represents the interests of several. Exceptions may be allowed with pre-approval of the Fund.

Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.
o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.
o  Once we receive your exchange request,  you cannot cancel it.
o  Shares of the new fund may not be used on the same day for another exchange.
o If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.

AECSC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Selling Shares
You can sell your shares at any time. AECSC will mail payment within seven days after accepting your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund, minus any applicable CDSC.

           Prospectus -- Jan. 29, 1999

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a request within 30 days of the date your sale request was received and include your account number. This privilege may be limited or withdrawn at any time and may have tax consequences.

Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.

The Fund reserves the right to redeem in kind.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. (Payment may be made earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.)

For more details and a description of other sales policies, please see the SAI.

           IDS Tax-Exempt Bond Fund

Two ways to request an exchange or sale of shares
===============================================================================
 1 By letter:
Include in your letter:
o  the name of the fund(s),
o  the class of shares to be exchanged or sold,
o your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership),
o  your TIN,
o  the dollar amount or number of shares you want to exchange or sell,
o  signature(s) of all registered account owners,
o  for sales, indicate how you want your money delivered to you, and
o  any paper certificates of shares you hold.

Regular mail:
American Express Client Service Corporation
Attn: Transactions
P.O. Box 534
Minneapolis, MN 55440-0534

Express mail:
American Express Client Service Corporation
Attn: Transactions
733 Marquette Ave.
Minneapolis, MN 55402

===============================================================================
 2 By telephone:
American Express Financial Advisors
Telephone Transaction Service
800-437-3133 or 612-671-3800
o The Fund and AECSC will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.
o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC.Each registered owner must sign the request. o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.
o Telephone privileges may be modified or discontinued at any time.

Minimum sale amount: $100  Maximum sale amount: $50,000

           Prospectus -- Jan. 29, 1999
           Three ways to receive payment when you sell shares
===============================================================================
1 By regular or express mail:
o  Mailed to the address on record.
o  Payable to names listed on the account.
   NOTE: The express mail delivery charges you pay will vary depending on the courier you select.
===============================================================================
2 By wire or electronic funds transfer:
o Minimum wire: $1,000.
o Request that money be wired to your bank.
o Bank account must be in the same ownership as the IDS fund account.
  NOTE: Pre-authorization required. For instructions, contact your financial advisor or AECSC.
===============================================================================
3 By scheduled payout plan:
o Minimum payment: $50.
o Contact your financial advisor or AECSC to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis.
o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

           IDS Tax-Exempt Bond Fund

Distributions and Taxes
As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Dividends and capital gain distributions
The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Short-term capital gains are included in net investment income. Long-term capital gains are realized when a security is held for more than one year. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

Reinvestments
Dividends are automatically reinvested in additional shares of the Fund, unless:

o  you request distributions be paid monthly in cash, or
o you direct the Fund to invest your distributions monthly in any publicly offered fund in the IDS MUTUAL FUND GROUP for which you have previously opened an account. Your purchases may be subject to a sales charge.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

Taxes
Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes. Dividends distributed from other income earned and capital gain distributions are not exempt from federal income taxes.
Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

           Prospectus -- Jan. 29, 1999

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent the Fund earns such income, it will flow through to its shareholders and may be taxable to those shareholders who are subject to the alternative minimum tax.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on borrowed money used directly or indirectly to purchase Fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

If you buy shares shortly before a distribution you will pay taxes on money earned by the Fund before you were a shareholder. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

For tax purposes, an exchange is considered a sale and purchase and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year). If you sell shares for less than their cost, the difference is a capital loss. If you buy Class A shares of another fund in the IDS MUTUAL FUND GROUP and within 91 days exchange into this Fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of this Fund.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

           IDS Tax-Exempt Bond Fund

Personalized Shareholder Information
To help you track and evaluate the performance of your investments, AECSC provides these individualized reports:

Quarterly statements
List your holdings and transactions during the previous three months, as well as individualized return information.

Yearly tax statements
Feature average-cost-basis reporting of capital gains or losses if you sell your shares, along with distribution information to simplify tax calculations.

Personalized mutual fund progress reports
Detail returns on your initial investment and cash-flow activity in your account. This report calculates a total return reflecting your individual history in owning Fund shares and is available from your financial advisor.

           Prospectus -- Jan. 29, 1999

About the Company

Business Structure

Transfer Agent:
American Express Client Service Corporation Maintains shareholder accounts and records for the Fund; receives a fee based on the number of accounts it services.

Administrative Services Agent:
American Express Financial Corporation Provides administrative and accounting services for the Fund; receives a fee based on assets.

Investment Manager:
American Express Financial Corporation Manages the Fund's investments and receives a fee based on average daily net assets.*

Shareholders

Your American Express financial advisor and other servicing agents:
May receive a fee for their sales efforts and ongoing service.

The Fund


Distributor and Shareholder Services Agent:
American Express Financial Advisors Markets and distributes shares; receives a portion of the sales charge or CDSC and distribution fee. Also provides a variety of ongoing shareholder services.


Custodian:
U.S. Bank National Association Provides safekeeping of assets; receives a fee that varies based on the number of securities held.


* The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.45% of its average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses.

                            IDS Tax-Exempt Bond Fund

American Express Financial Corporation
AEFC has been a provider of financial services since 1894. Its family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.


In addition to managing assets of more than $80 billion for all funds in the IDS MUTUAL FUND GROUP, AEFC manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management as of the end of the most recent fiscal year were more than $204 billion.

AEFA serves individuals and businesses through its nationwide network of more than 180 offices and more than 8,700 advisors.


AEFC, located at IDS Tower 10, Minneapolis, MN 55440-0010, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.


Year 2000
The Fund could be adversely affected if the computer systems used by AEFC and the Fund's other service providers do not properly process and calculate date-related information from and after Jan. 1, 2000.


While Year 2000-related computer problems could have a negative effect on the Fund, AEFC is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps. The companies or governments in which the Fund invests also may be adversely affected by Year 2000 issues.

                           Prospectus -- Jan. 29, 1999

Quick Telephone Reference

American Express Financial Advisors Telephone Transaction Service
Sales and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:  800-437-3133
Mpls./St. Paul area: 612-671-3800

American Express Client Service Corporation
Fund performance, objectives and account inquiries: 800-862-7919

TTY Service
For the hearing impaired:  800-846-4852

American Express Financial Advisors
Automated account information (TouchTone(R) telephones only), including current Fund prices and performance, account values and recent account transactions:
800-862-7919

                            IDS Tax-Exempt Bond Fund

Financial Highlights

Fiscal period ended Nov. 30,

===================================================================================================================================
 Per share income and capital changesa

                                                        Class A
                                        1998      1997      1996       1995       1994

Net asset value, beginning of period   $4.11     $4.01     $4.06      $3.54      $4.19
-----------------------------------------------------------------------------------------------------------------------------------

Income from investment operations:

Net investment income (loss)             .21       .21       .20        .21        .23

Net gains (losses) (both realized and
unrealized)                              .07       .10       (.05)       .52      (.56)
-----------------------------------------------------------------------------------------------------------------------------------

Total from investment operations         .28       .31       .15        .73       (.33)

Less distributions:

Dividends from net investment income    (.21)     (.21)     (.20)      (.21)      (.23)

Distributions from realized gains         --        --        --         --       (.09)
-----------------------------------------------------------------------------------------------------------------------------------

Total distributions                     (.21)     (.21)     (.20)      (.21)      (.32)

Net asset value, end of period         $4.18     $4.11     $4.01      $4.06      $3.54

===================================================================================================================================
 Ratios/supplemental data

                                                        Class A
                                       1998      1997      1996       1995       1994

Net assets, end ofperiod (in millions) $984      $998    $1,067     $1,162     $1,054
-----------------------------------------------------------------------------------------------------------------------------------

Ratio of expenses to average daily
net assetsb                             .73%      .73%       .73%      .71%      .61%

Ratio of net investment income (loss)
to average daily net assets            4.96%      5.19%     5.15%     5.52%      5.82%

Portfolio turnover rate (excluding
short-term securities)                   18%        19%       62%       54%        66%

Total returnc                           6.96%     7.78%     4.01%     21.06%     (8.29%)
-----------------------------------------------------------------------------------------------------------------------------------

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits oncash balances.
c Total return does not reflect payment of a sales charge.

                          Prospectus -- Jan. 29, 1999
                          Fiscal period ended Nov. 30,

 Per share income and capital changesa

                                   Class B                          Class Y

                           1998  1997   1996   1995b        1998   1997   1996  1995b

Net asset value,beginning
of period                 $4.11 $4.01  $4.06   $3.88       $4.11  $4.01  $4.06  $3.88
-----------------------------------------------------------------------------------------------------------------------------------

Income from investment
operations:

Net investment income
(loss)                     .18   .18    .17    .14          .21     .21    .21   .16

Net gains (losses) (both
realized and unrealized    .07   .10   (.05)   .18          .07     .10   (.05)  .18
-----------------------------------------------------------------------------------------------------------------------------------

Total from investment
operations                 .25    .28    .12   .32          .28      .31    .16  .34

Less distributions:

Dividends from net
investment income        (.18)   (.18)  (.17)  (.14)       (.21)    (.21)  (.21) (.16)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end
of period               $4.18   $4.11   $4.01  $4.06      $4.18    $4.11   $4.01 $4.06

===================================================================================================================================
 Ratios/supplemental data

                                   Class B                          Class Y

                         1998   1997   1996    1995b       1998    1997     1996  1995b

Net assets, end of period
(in millions)             $35   $25    $20      $14         $--      $--     $--    $--
-----------------------------------------------------------------------------------------------------------------------------------

Ratio of expenses to
average daily net
assetsc                  1.48%  1.49%  1.49%   1.52%d       .63%    .60%    .55%   .58%d
-----------------------------------------------------------------------------------------------------------------------------------

Ratio of net investment
income (loss)to average
daily net assets         4.21%  4.43%  4.40%  4.55%d        5.05%   5.34%   5.33%  5.52%d

Portfolio turnover rate
(excluding short-term
securities)               18%     19%    62%    54%           18%     19%     62%    54%
-----------------------------------------------------------------------------------------------------------------------------------

Total returne           6.18%   6.94%  3.23%  8.78%         7.06%   7.87%   4.19%  9.43%
-----------------------------------------------------------------------------------------------------------------------------------

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was March 20, 1995.
c Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.

The information in these tables has been audited by KPMG Peat Marwick LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

                            IDS Tax-Exempt Bond Fund


Appendix
1999 Federal tax-exempt and taxable equivalent yield calculation
These tables will help you determine your federal taxable yield equivalents for given rates of tax-exempt income.

STEP 1:
Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

First locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross
Income column the percentage indicated is an approximation of your federal Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000.

Under Taxable Income married filing jointly status, $138,000 is in the $104,050-$158,550 range. Under Adjusted Gross Income, $175,000 is in the $126,600 to $189,950 column. The Taxable Income line and Adjusted Gross Income column meet at 31.93%. This is the rate you'll use in Step 2.

                          Prospectus -- Jan. 29, 1999

                             Adjusted gross income*
Taxable income**                 $0           $126,600          $189,950
                                 to              to                to           Over
                             $126,600(1)      $189,950(2)      $312,450(3)   $312,450(2)
----------------------------------------------------------------------------------------------------------------------------------
Married Filing Jointly
$       0 - $ 43,050             15.00%
   43,050 -  104,050              28.00          28.84%
  104,050 -  158,550              31.00          31.93             33.29%
  158,550 -  283,150              36.00          37.08             38.66          37.08%
  283,150 +                       39.60                            42.53***       40.79
----------------------------------------------------------------------------------------------------------------------------------

                                               Adjusted gross income*
----------------------------------------------------------------------------------------------------------------------------------

Taxable income**                 $0           $126,600
                                 to              to               Over
                             $126,600(1)      $249,100(3)      $249,100(2)
----------------------------------------------------------------------------------------------------------------------------------

Single
$       0 - $ 25,750             15.00%
   25,750 -    62,450             28.00
   62,450 -  130,250              31.00          32.61%
  130,250 -  283,150              36.00          37.87             37.08%
  283,150 +                       39.60                            40.79
----------------------------------------------------------------------------------------------------------------------------------

* Gross income with certain adjustments before taking itemized deductions and personal exemptions.
** Amount  subject to  federal  income tax after itemized  deductions (or standard  deduction) and personal  exemptions.
***This rate is applicable only in the limited case where your adjusted gross income is less than $312,450 and your taxable income exceeds $283,150.

(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions.

(2) Itemized Deductions Phase-out-- Assumes a phase-out of itemized deductions and no current phase-out ofpersonal exemptions.

(3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions, personal exemptions phase-out and itemized deductions continue to phase-out. If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.

                            IDS Tax-Exempt Bond Fund

STEP 2: Determining your federal taxable yield equivalents.

Using 31.93%, you may  determine  that  a  tax-exempt yield  of  4%  is
equivalent   to earning a taxable 5.88% yield.

         For these Tax-Exempt Rates:

-----------------------------------------------------------------------------------------------------------------------------------

           2.50%     3.00%      3.50%     4.00%     4.50%     5.00%      5.50%     6.00%
-----------------------------------------------------------------------------------------------------------------------------------
Marginal Tax Rates Equal the Taxable Rates shown below:
15.00%     2.94      3.53       4.12      4.71      5.29      5.88       6.47      7.06
28.00%     3.47      4.17       4.86      5.56      6.25      6.94       7.64      8.33
28.84%     3.51      4.22       4.92      5.62      6.32      7.03       7.73      8.43
31.00%     3.62      4.35       5.07      5.80      6.52      7.25       7.97      8.70
31.93%     3.67      4.41       5.14      5.88      6.61      7.35       8.08      8.81
32.61%     3.71      4.45       5.19      5.94      6.68      7.42       8.16      8.90
33.29%     3.75      4.50       5.25      6.00      6.75      7.50       8.24      8.99
36.00%     3.91      4.69       5.47      6.25      7.03      7.81       8.59      9.38
37.08%     3.97      4.77       5.56      6.36      7.15      7.95       8.74      9.54
37.87%     4.02      4.83       5.63      6.44      7.24      8.05       8.85      9.66
38.66%     4.08      4.89       5.71      6.52      7.34      8.15       8.97      9.78
39.60%     4.14      4.97       5.79      6.62      7.45      8.28       9.11      9.93
40.79%     4.22      5.07       5.91      6.76      7.60      8.44       9.29     10.13
42.53%     4.35      5.22       6.09      6.96      7.83      8.70       9.57     10.44



----------------------------------------------------------------------------------------------------------------------------------

                           Prospectus -- Jan. 29, 1999

This Fund, along with the other funds in the IDS MUTUAL FUND GROUP, is distributed by American Express Financial Advisors Inc. and can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's SAI, annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report contact American Express Client Service Corporation.

American Express Client Service Corporation
P.O. Box 534, Minneapolis, MN 55440-0534
800-862-7919 TTY: 800-846-4852
Web site address:
http://www.americanexpress.com/advisors

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-800-SEC-0330). Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained by writing and paying a duplicating fee to the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

Investment Company Act File # 811-2686



Ticker Symbol
Class A: INTAX    Class B: ITEBX    Class Y: ITXBX

S-6310-99 N (1/99)

                         IDS TAX-EXEMPT BOND FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                   IDS INTERMEDIATE TAX-EXEMPT FUND (the Fund)

                                  Jan. 29, 1999

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534 or by calling 800-862-7919.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

                                TABLE OF CONTENTS


Mutual Fund Checklist...............................................p. 3

Fundamental Investment Policies.....................................p. 5

Investment Strategies and Types of Investments......................p. 6

Information Regarding Risks and Investment Strategies...............p. 8

Security Transactions..............................................p. 27

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation.............................p. 28

Performance Information............................................p. 29

Valuing Fund Shares................................................p. 31

Investing in the Fund..............................................p. 32

Selling Shares.....................................................p. 34

Pay-out Plans......................................................p. 35

Capital Loss Carryover.............................................p. 36

Taxes..............................................................p. 36

Agreements.........................................................p. 38

Organizational Information.........................................p. 40

Board Members and Officers.........................................p. 43

Compensation for Board Members.....................................p. 46

Independent Auditors...............................................p. 46

Appendix:  Description of Ratings..................................p. 47

MUTUAL FUND CHECKLIST
-------------------------------------------------------------------------------

                    |X|
                              Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.
                    |X|
                              Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.
                    |X|
                              A higher rate of return typically involves a higher risk of loss.

                    |X| Past performance is not a reliable indicator of future performance.

                    [X] ALL mutual funds have costs that lower investment return.

                    [X] You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

                    [X] Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING:

Develop a Financial Plan

Have a plan - even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging:

-------------------------------------------------------------------------------
Regular           Market Price        Shares
Investment        of a Share          Acquired
-------------------------------------------------------------------------------
    $100               $6.00            16.7
     100                4.00            25.0
     100                4.00            25.0
     100                6.00            16.7
     100                5.00            20.0
   -----            --------          ------
    $500              $25.00           103.4

Average market price of a share over 5 periods:    $5.00 ($25.00 divided by 5)
The average price you paid for each share:         $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

FUNDAMENTAL INVESTMENT POLICIES
-------------------------------------------------------------------------------

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Under normal market conditions, invest less than 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax. For purposes of the 80% policy, the Fund will not include any investments subject to the alternative minimum tax.

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation. For purposes of this policy, the terms of a municipal security determine the issuer.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o    Lend Fund securities in excess of 30% of its net assets.

Except  for  the  fundamental   investment  policies  listed  above,  the  other
investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS
-------------------------------------------------------------------------------


This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It also lists certain percentage guidelines that are generally followed by the Fund's investment manager. This table is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.


-----------------------------------------------------------------------------
Investment strategies & types of investments:            IDS Intermediate
                                                            Tax-Exempt

                                                      Allowable for the Fund?
-----------------------------------------------------------------------------
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Agency and Government Securities                              yes
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Borrowing                                                     yes
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Cash/Money Market Instruments                                 yes
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Collateralized Bond Obligations                               yes
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Commercial Paper                                              yes
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Common Stock                                                  no
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Convertible Securities                                        yes
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Corporate Bonds                                               yes
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Debt Obligations                                              yes
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Depositary Receipts                                           no
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Derivative Instruments                                        yes
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Foreign Currency Transactions                                 yes
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Foreign Securities                                            yes
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High-Yield (High-Risk) Securities (Junk Bonds)                yes
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Illiquid and Restricted Securities                            yes
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Indexed Securities                                            yes
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Inverse Floaters                                              yes
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Investment Companies                                          yes
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Lending of Portfolio Securities                               yes
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Loan Participations                                           yes
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Mortgage- and Asset-Backed Securities                         yes
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Mortgage Dollar Rolls                                         yes
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Municipal Obligations                                         yes
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Preferred Stock                                               no
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Real Estate Investment Trusts                                 yes
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Repurchase Agreements                                         yes
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Reverse Repurchase Agreements                                 yes
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Short Sales                                                   no
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Sovereign Debt                                                yes
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Structured Products                                           yes
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Variable- or Floating-Rate Securities                         yes
-----------------------------------------------------------------------------
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Warrants                                                      yes
-----------------------------------------------------------------------------
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When-Issued Securities                                        yes
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Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities          yes
-----------------------------------------------------------------------------

The following are guidelines that may be changed by the board at any time:

o At least 80% of the Fund's net assets will be invested in bonds and other debt securities rated in the top four grades by Moody's Investors Service, Inc., Standard & Poor's Corporation, Fitch Investors Service, Inc. or be of comparable rating given by other independent rating agencies or in unrated bonds or other debt securities which, in the investment manager's opinion, are of investment grade quality.

o A portion of the Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. As long as the staff of the SEC maintains its current position that a fund calling itself a "tax-exempt" fund may not invest more than 20% of its net assets in these bonds, the Fund will limit its investments in these bonds to 20% of its net assets.

o The Fund may invest more than 25% of its total net assets in a particular segment of the municipal securities market or in securities relating to a particular state. Such markets may include electric revenue bonds, hospital bonds, housing bonds, industrial bonds, airport bonds, or in securities the interest on which is paid from revenues of a similar type of project. The Fund also may invest more than 25% of its total assets in industrial revenue bonds, but it does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry or state.

o The Fund may invest 20% of its assets in bonds rated or considered below investment grade (less than BBB/Baa). The Fund will not invest in bonds rated below BB/Ba or in unrated bonds of equivalent quality.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Short-term tax-exempt debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Under extraordinary conditions where, in the opinion of the investment manager, appropriate short-term tax-exempt securities are not available, the Fund may invest up to 20% of its net assets in certain taxable investments for temporary defensive purposes.

o The Fund will not buy on margin or sell short, except the Fund may use derivative instruments.



o The Fund will not invest in voting securities, or securities of investment companies.



o Under normal market conditions, the Fund does not intend to commit more than 5% of its total assets to when-issued securities or forward commitments.

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES
-------------------------------------------------------------------------------

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Some of these investments are speculative and involve a high degree of risk. Accordingly, one or more of the following types of risk will be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note).

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.


         Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with, but not limited to, bond prices (when interest rates rise bond prices fall).

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest their income or principal at the same rate as it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance
Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing


The Fund may borrow money from banks for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Except as qualified the Fund will not buy securities on margin. Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments--money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of a common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common stock of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment
Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities.)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities.)

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American  Depositary  Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

      Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price. The risk of the writer is potentially unlimited, unless the option is covered.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

      Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day an investor would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

      Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

      Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

      Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contacts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term. Certain provisions of the Internal Revenue Code also may limit the Fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

      Other Risks of Derivatives.

Derivatives are risky investments.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions

Since investments in foreign countries usually involve currencies of foreign countries, the value of an investor's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, an investor may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments. Many funds utilize diverse types of derivative instruments in connection with their foreign currency exchange transactions.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.


Foreign Securities and Domestic Companies with Foreign Operations


Investors should recognize that investing in foreign securities involves special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The expected introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transaction period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom, Denmark, and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecast, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risk associated with the securities of other investment companies includes: Management Risk and Market Risk.

Lending of Portfolio Securities

The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, an investor will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, or possessions of the United States (including the District of Columbia). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General  obligation  bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.


Municipal  lease  obligations  may  take the  form of a  lease,  an  installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities with each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement, thereby, determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. A specific risk of a repurchase agreement is that if the seller seeks the protection of bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price on the replacement date. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities or to defer an unrealized gain. If the value of the securities sold short increased prior to the scheduled delivery date, the investor loses the opportunity to participate in the gain.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks   associated   with   sovereign   debt   include:   Credit  Risk,
Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  structured  products  include:   Credit  Risk,
Liquidity Risk, and Management Risk.

Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities.

Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities

These instruments are contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). The price of debt obligations purchased on a when-issued basis, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the investor's other assets.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  zero-coupon,   step-coupon,   and  pay-in-kind
securities include: Credit Risk, Interest Rate Risk, and Management Risk.

SECURITY TRANSACTIONS
-------------------------------------------------------------------------------

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other funds and trusts in the IDS MUTUAL FUND GROUP for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all the funds in the IDS MUTUAL FUND GROUP even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $0 for fiscal year ended, Nov. 30, 1998, $0 for fiscal year 1997, and $0 for fiscal year 1996. Substantially all firms through whom transactions were executed provide research services.


No transactions were directed to brokers because of research services they provided to the Fund.

As of the end of the most recent fiscal year, the Fund held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.


The portfolio turnover rate was 7% in the most recent fiscal year, and 24% in the year before. Higher turnover rates may result in higher brokerage expenses.


BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN EXPRESS FINANCIAL CORPORATION
-------------------------------------------------------------------------------

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.

PERFORMANCE INFORMATION
------------------------------------------------------------------------------

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                               P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

AGGREGATE TOTAL RETURN

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                     ERV - P
                                        P

where:         P =  a hypothetical initial payment of $1,000
             ERV =  ending redeemable value of a hypothetical  $1,000 payment, made at the beginning of a period,  at the end of the period
                    (or fractional portion thereof)

Annualized yield

The Fund may calculate an annualized yield for a class by dividing the net investment income per share deemed earned during a 30-day period by the public offering price per share (including the maximum sales charge) on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                                         Yield = 2[(a-b + 1)6 - 1]
                                                    cd

where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period


The Fund's annualized yield was 3.07% for Class A, 2.52% for Class B, and 3.34% for Class Y for the 30-day period ended Nov. 30, 1998.

Distribution yield

Distribution yield is calculated according to the following formula:

                                    D   divided by      POPF    equals  DY
                                   30                    30

where:         D =  sum of dividends for 30-day period
             POP =  sum of public offering price for 30-day period
               F = annualizing factor DY = distribution yield


The Fund's distribution yield was 3.52% for Class A, 2.98% for Class B, and 3.88% for Class Y for the 30-day period ended Nov. 30, 1998.


Tax-equivalent yield

Tax-equivalent yield is calculated by dividing that portion of the yield (as calculated above) which is tax-exempt by one minus a stated income tax rate and adding the result to that portion, if any, of the yield that is not tax-exempt. The following table shows the fund's tax equivalent yield, based on federal but not state tax rates, for the 30-day period ended Nov. 30, 1998.


              Marginal
             Income Tax          Tax-Equivalent Yield
              Bracket                Distribution             Annualized
              Class A
               15.0%                     4.14%                   3.61%
               28.0%                     4.89%                   4.26%
               31.0%                     5.10%                   4.45%
               36.0%                     5.50%                   4.80%
               39.6%                     5.83%                   5.08%

              Class B
               15.0%                     3.51%                   2.96%
               28.0%                     4.14%                   3.50%
               31.0%                     4.32%                   3.65%
               36.0%                     4.66%                   3.94%
               39.6%                     4.93%                   4.17%

              Class Y
               15.0%                     4.56%                   3.93%
               28.0%                     5.39%                   4.64%
               31.0%                     5.62%                   4.84%
               36.0%                     6.06%                   5.22%
               39.6%                     6.42%                   5.53%


In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services,

Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service.

VALUING FUND SHARES
-------------------------------------------------------------------------------

The value of an individual share for each class is determined by using the net asset value (NAV) before shareholder transactions for the day. On the first business day following the end of the fiscal year, the computation looked like this:

                    Net assets                          Shares
                    before                              outstanding at                      Net asset value
                    shareholder                         the end of                          of one share
                    transactions                        previous day
                    ----------------- ----------------- ----------------- ----------------- -----------------
Class A             $20,660,960       divided by        4,019,642         equals            $5.14
Class B               7,022,818                         1,366,307                            5.14
Class Y                   1,108                               216                            5.13


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

INVESTING IN THE FUND
-------------------------------------------------------------------------------

SALES CHARGE


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. For Class A, the public offering price for an investment of less than $50,000, made on the first business day following the end of the fiscal year, was determined by dividing the NAV of one share, $5.14, by 0.95 (1.00-0.05 for a maximum 5% sales charge) for a public offering price of $5.41. The sales charge is paid to American Express Financial Advisors Inc.
(AEFA) by the person buying the shares.


Class A - Calculation of the Sales Charge

Sales charges are determined as follows:

                                                                 Within     each
                                                            increment,     sales
                                                            charge      as     a
                                                            percentage of:
                                               ------------------------------------------------------------
                                                          Public                          Net
Amount of Investment                                  Offering Price                Amount Invested
--------------------                                  --------------                ---------------
First      $      50,000                                   5.0%                         5.26%
Next              50,000                                   4.5                          4.71
Next             400,000                                   3.8                          3.95
Next             500,000                                   2.0                          2.04
$1,000,000 or more                                         0.0                          0.00

Sales charges on an investment greater than $50,000 and less than $1,000,000 are calculated for each increment separately and then totaled. The resulting total sales charge, expressed as a percentage of the public offering price and of the net amount invested, will vary depending on the proportion of the investment at different sales charge levels.

For example, compare an investment of $60,000 with an investment of $85,000. The $60,000 investment is composed of $50,000 that incurs a sales charge of $2,500 (5.0% x $50,000) and $10,000 that incurs a sales charge of $450 (4.5% x $10,000). The total sales charge of $2,950 is 4.92% of the public offering price and 5.17% of the net amount invested.

In the case of the $85,000 investment, the first $50,000 also incurs a sales charge of $2,500 (5.0% x $50,000) and $35,000 incurs a sales charge of $1,575 (4.5% x $35,000). The total sales charge of $4,075 is 4.79% of the public offering price and 5.04% of the net amount invested.

The following table shows the range of sales charges as a percentage of the public offering price and of the net amount invested on total investments at each applicable level.

                                                               On          total
                                                               investment, sales
                                                               charge    as    a
                                                               percentage of:
                                               ------------------------------------------------------------
                                                          Public                          Net
                                                      Offering Price                Amount Invested
Amount of investment                                                  ranges from:
----------------------------------------------
First      $      50,000                                 5.00%                       5.26%
Next              50,000 to 100,000                      5.00-4.50                   5.26-4.71
Next             100,000 to 500,000                      4.50-3.80                   4.71-3.95
Next             500,000 to 999,999                      3.80-2.00                   3.95-2.04
$1,000,000 or more                                       0.00                        0.00

Class A - Reducing the Sales Charge

Your total investments in the Fund determine your sales charges. The amount of all prior investments plus any new purchase is referred to as your "total amount invested." For example, suppose you have made an investment of $20,000 and later decide to invest $40,000 more. Your total amount invested would be $60,000. As a result, $10,000 of your $40,000 investment qualifies for the lower 4.5% sales charge that applies to investments of more than $50,000 and up to $100,000.

Class A - Letter of Intent (LOI)

If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a LOI. The agreement can start at any time and will remain in effect for 13 months. Your investment will be charged normal sales charges until you have invested $1 million. At that time, your account will be credited with the sales charges previously paid. Class A investments made prior to signing a LOI may be used to reach the $1 million total, excluding IDS Cash Management Fund and IDS Tax-Free Money Fund. However, we will not adjust for sales charges on investments made prior to the signing of the LOI. If you do not invest $1 million by the end of 13 months, there is no penalty, you will just miss out on the sales charge adjustment. A LOI is not an option (absolute right) to buy shares.

Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o    Qualified employee benefit plans* if the plan:

         - uses a daily transfer recordkeeping service offering participants daily access to IDS funds and has

         - at least $10 million in plan assets or

         - 500 or more participants; or

         - does not use daily transfer recordkeeping and has

         - at least $3 million invested in funds of the IDS MUTUAL FUND GROUP or

         - 500 or more participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in funds of the IDS MUTUAL FUND GROUP.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit described above.

* Eligibility must be determined in advance by AEFA. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS

After you make your initial investment of $100 or more, you must make additional payments of $100 or more on at least a monthly basis until your balance reaches $2,000. These minimums do not apply to all systematic investment programs. You decide how often to make payments - monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another fund in the IDS MUTUAL FUND GROUP subject to a sales charge, may be used to automatically purchase shares in the same class of this Fund without paying a sales charge. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another fund in the IDS MUTUAL FUND GROUP but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o    Between  two  American  Express  Trust  Company  custodial   accounts  with
     different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund reserves the right to reject any business, in its sole discretion.

SELLING SHARES
-------------------------------------------------------------------------------

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS
-------------------------------------------------------------------------------

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please write American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, or call American Express Financial Advisors Telephone Transaction Service at 800-437-3133 (National/Minnesota) or 612-671-3800 (Mpls./St. Paul). Your authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

-------------------------------------------------------------------------------
CAPITAL LOSS CARRYOVER
-------------------------------------------------------------------------------


For federal income tax purposes, the Fund had a total capital loss carryover of $38,432 at the end of the most recent fiscal year, that if not offset by subsequent capital gains will expire in 2005.


It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

TAXES
-------------------------------------------------------------------------------

If you buy shares in the Fund and then exchange into another fund, it is considered a redemption and subsequent purchase of shares. Under the tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

For example:

You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 5%, you pay $50.00 in sales load. With a NAV of $9.50 per share, the value of your investment is $950.00. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.50, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $50.00 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having $100.00 gain ($1,100.00 - $1,000.00), you have a $150.00 gain
($1,100.00 - $950.00). You can include the $50.00 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an IRA without considering the 5% ($100) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.


The Fund may purchase tax-exempt securities at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will be included in the Fund's ordinary income and will be taxable income when it is distributed to you.

If you are a "substantial user" (or related person) of facilities financed by industrial development bonds, you should consult your tax advisor before investing. The income from such bonds may not be tax-exempt for you.

Interest on private activity bonds generally issued after August 1986 is a preference item for purposes of the individual and corporate alternative minimum taxes. "Private-activity" (non-governmental purpose) municipal bonds include industrial revenue bonds, student-loan bonds and multi- and single-family housing bonds. An exception is made for private-activity bonds issued for qualified--501(c)(3)--organizations, including non-profit colleges, universities and hospitals. These bonds will continue to be tax-exempt and will not be subject to the alternative minimum tax for individuals. To the extent a fund earns income subject to the alternative minimum tax, it will flow through to that fund's shareholders and may subject some shareholders, depending on their tax status, to the alternative minimum tax. The Fund reports the percentage of its income earned from these bonds to shareholders with their other tax information.

State law determines whether interest income on a particular municipal bond is tax-exempt for state tax purposes. It also determines the tax treatment of those bonds when earned by a mutual fund and paid to the Fund's shareholders. The Fund will tell you the percentage of interest income from municipal bonds it received during the year on a state-by-state basis. Your tax advisor should help you report this income for state tax purposes.

All distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period. For the most recent fiscal year 100% of the income distribution was designated as exempt from federal income taxes.

Capital gain distributions, if any, received by corporate shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Capital gain distributions, if any, received by individuals should be treated as long-term if held for more than one year. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.


This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

-------------------------------------------------------------------------------
AGREEMENTS
-------------------------------------------------------------------------------

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets                       Annual rate at
(billions)                   each asset level
---------                    ----------------
First             $1.0             0.450%
Next               1.0             0.425
Next               1.0             0.400
Next               3.0             0.375
Over               6.0             0.350


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.450% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the agreement, the net amount paid, absent fee waivers, was $103,327 for fiscal year 1998, $55,472 for fiscal year 1997, and $102 for fiscal period 1996.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $58,834 for fiscal year 1998, $47,587 for fiscal year 1997, and $85 for fiscal period 1996.

Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets                       Annual rate
(billions)                   each asset level
---------                    ----------------
First       $1.0                   0.040%
Next         1.0                   0.035
Next         1.0                   0.030
Next         3.0                   0.025
Over         6.0                   0.020


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.040% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, the Fund paid fees of $6,613 for fiscal year 1998, $11,962 for fiscal year 1997, and $13 for fiscal period 1996.


Transfer Agency Agreement

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A and Class Y is $15.50 per year and for Class B is $16.50 per year. The fees paid to AECSC may be changed by the board without shareholder approval.

DISTRIBUTION AGREEMENT

AEFA is the Fund's principal underwriter (distributor). The Fund's shares are offered on a continuous basis.


Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to AEFA daily. These charges amounted to $395,205 for fiscal year 1998. After paying commissions to personal financial advisors, and other expenses, the amount retained was $61,576. The amounts were $457,446 and $(24,309) for fiscal year 1997, and $0 and $0 for fiscal period 1996.


SHAREHOLDER SERVICE AGREEMENT

The Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of average daily net assets for Class A and Class B and 0.10% for Class Y.

PLAN AND AGREEMENT OF DISTRIBUTION

For Class B shares, to help AEFA defray the cost of distribution and servicing, not covered by the sales charges received under the Distribution Agreement, the Fund and AEFA entered into a Plan and Agreement of Distribution (Plan). These costs cover almost all aspects of distributing the Fund's shares.

These costs do not include compensation to the sales force. A substantial portion of the costs are not specifically identified to any one fund in the IDS MUTUAL FUND GROUP. Under the Plan, AEFA is paid a fee up to actual expenses incurred at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares.


The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund's Class B shares or by AEFA. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, under the agreement, the Fund paid fees of $47,979. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


Custodian Agreement

The Fund's securities and cash are held by U.S. Bank National  Association,  180
E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

ORGANIZATIONAL INFORMATION
-------------------------------------------------------------------------------

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members.
This means that you have as many votes as the number of shares you own, including fractional shares, multiplied by the number of members to be elected.

Dividend Rights

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED FUNDS IN THE IDS MUTUAL FUND GROUP

                                           Date of         Form of        State of      Fiscal
Fund                                    Organization     Organization   Organization   Year End   Diversified
-------------------------------------- ---------------- --------------- ------------- ----------- -----------

IDS Bond Fund, Inc.                       6/27/74,       Corporation       NV/MN         8/31        Yes
                                          6/31/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Discovery Fund, Inc.                  4/29/81,       Corporation       NV/MN         7/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Equity Select Fund, Inc.              3/18/57,       Corporation       NV/MN        11/30        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Extra Income Fund, Inc.                8/17/83       Corporation         MN          5/31        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Federal Income Fund, Inc.              3/12/85       Corporation         MN          5/31        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Global Series, Inc.                   10/28/88       Corporation         MN         10/31
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Emerging Markets Fund                                                                        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Global Balanced Fund                                                                         Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Global Bond Fund                                                                              No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Global Growth Fund                                                                           Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Innovations Fund                                                                             Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Growth Fund, Inc.                     5/21/70,       Corporation       NV/MN         7/31
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Growth Fund                                                                                  Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Research Opportunities Fund                                                                  Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS High Yield Tax-Exempt Fund, Inc.      12/21/78,      Corporation       NV/MN        11/30        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS International Fund, Inc.               7/18/84       Corporation         MN         10/31        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Investment Series, Inc.               1/18/40,       Corporation       NV/MN         9/30
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Diversified Equity Income                                                                    Yes
    Fund
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Mutual                                                                                       Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Managed Retirement Fund, Inc.          10/9/84       Corporation         MN          9/30
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Managed Allocation Fund                                                                      Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Market Advantage Series, Inc.          8/25/89       Corporation         MN          1/31
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Blue Chip Advantage Fund                                                                     Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Small Company Index Fund                                                                     Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Money Market Series, Inc.             8/22/75,       Corporation       NV/MN         7/31
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Cash Management Fund                                                                         Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS New Dimensions Fund, Inc.             2/20/68,       Corporation       NV/MN         7/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Precious Metals Fund, Inc.             10/5/84       Corporation         MN          3/31         No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Progressive Fund, Inc.                4/23/68,       Corporation       NV/MN         9/30        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Selective Fund, Inc.                  2/10/45,       Corporation       NV/MN         5/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Stock Fund, Inc.                      2/10/45,       Corporation       NV/MN         9/30        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Strategy Fund, Inc.                    1/24/84       Corporation         MN          3/31
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Strategy Aggressive Fund                                                                     Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Equity Value Fund                                                                            Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Tax-Exempt Bond Fund, Inc.            9/30/76,       Corporation       NV/MN        11/31
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Tax-Exempt Bond Fund                                                                         Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Intermediate Tax-Exempt Fund                                                                 Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Tax-Free Money Fund, Inc.             2/29/80,       Corporation       NV/MN        12/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Utilities Income Fund, Inc.            3/25/88       Corporation         MN          6/30        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS California Tax-Exempt Trust            4/7/86          Business          MA          6/30
                                                           Trust**
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS California Tax-Exempt Fund                                                                    No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Special Tax-Exempt Series Trust        4/7/86          Business          MA          6/30
                                                           Trust**
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Insured Tax-Exempt Fund                                                                      Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Massachusetts Tax-Exempt Fund                                                                 No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Michigan Tax-Exempt Fund                                                                      No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Minnesota Tax-Exempt Fund                                                                     No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS New York Tax-Exempt Fund                                                                      No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Ohio Tax-Exempt Fund                                                                          No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------

*    Date merged into a Minnesota corporation incorporated on 4/7/86.
** Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

BOARD MEMBERS AND OFFICERS
-------------------------------------------------------------------------------

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. They serve 15 Master Trust portfolios and 47 IDS and IDS Life funds (except for William H. Dudley, who does not serve on the nine IDS Life fund boards).


H. Brewster Atwater, Jr.+'
Born in 1931
4900 IDS Tower
Minneapolis, MN


Retired chairman and chief executive officer, General Mills, Inc. Director, Merck & Co., Inc. and Darden Restaurants, Inc.


Arne H. Carlson+*
Born in 1934
901 S. Marquette Ave.
Minneapolis, MN

Former two-term Governor for Minnesota.


Lynne V. Cheney'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W. Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin, and Union Pacific Resources.

William H. Dudley**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Senior advisor to the chief executive officer of AEFC.

David R. Hubers+**
Born in 1943
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.


Heinz F. Hutter+
Born in 1929
P.O. Box 2187
Minneapolis, MN


Retired president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones'
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD


Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland, Asbill & Brennan. Director, Motorola, Inc. (electronics), C-Cor Electronics, Inc., and Amnex, Inc. (communications).

William R. Pearce+*
Born in 1927
901 S. Marquette Ave.
Minneapolis, MN

Chairman of the board, Board Services Corporation (provides administrative services to boards). Director, trustee and officer of registered investment companies whose boards are served by the company. Retired vice chairman of the board, Cargill, Incorporated (commodity merchants and processors).

Alan K. Simpson'
Born in 1931
1201 Sunshine Ave.
Cody, WY

Former three-term United States Senator for Wyoming. Former Assistant Republican
Leader,  U.S.  Senate.   Director,   PacifiCorp   (electric  power)  and  Biogen
(pharmaceuticals).

Edson W. Spencer+
Born in 1926
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Retired chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of International Advisory Council of NEC (Japan).

John R. Thomas**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president of AEFC.

Wheelock Whitney+
Born in 1926
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN


Chairman of the board and retired chief executive officer, The Valspar Corporation (paints). Director, Bemis Corporation (packaging), Donaldson Company (air cleaners & mufflers), and General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the Fund. **Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

In addition to Mr. Pearce, who is chairman of the board and Mr. Thomas, who is president, the Fund's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

President of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Officers who also are officers and employees of AEFC:

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Director    and    senior    vice    president-investments    of   AEFC.    Vice
president-investments for the Fund.

Frederick C. Quirsfeld
Born in 1947
IDS Tower 10
Minneapolis, MN

Vice president - taxable mutual fund investments of AEFC. Vice president - fixed income investments for the Fund.


Stuart A. Sedlacek
Born in 1957
IDS Tower 10
Minneapolis, MN

Senior vice president and chief financial officer of AEFC since January 1998. Vice president - assured assets of AEFC from 1994 to 1997. Treasurer for the Fund.

COMPENSATION FOR BOARD MEMBERS
-------------------------------------------------------------------------------


During the most recent fiscal year, the independent members of the Fund board, for attending up to 28 meetings, received the following compensation:


                               Compensation Table

                                                                          Total cash compensation from the
                                       ---------------------------------  ---------------------------------

Board member                           Aggregate                          IDS MUTUAL FUND GROUP and
                                       compensation from the Fund         Preferred Master Trust Group
H. Brewster Atwater, Jr.               $1,025                             $105,900
--------------------------------------
Lynne V. Cheney                           806                               95,400
--------------------------------------
Heinz F. Hutter                           950                              101,400
--------------------------------------
Anne P. Jones                           1,007                              107,900
--------------------------------------
Alan K. Simpson                           756                               92,400
--------------------------------------
Edson W. Spencer                        1,042                              106,900
--------------------------------------
Wheelock Whitney                        1,000                              104,400
--------------------------------------
C. Angus Wurtele                        1,200                              116,400


As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.

INDEPENDENT AUDITORS
-------------------------------------------------------------------------------

The financial statements contained in the Annual Report were audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

                                    APPENDIX

                             DESCRIPTION OF RATINGS


                         Standard & Poor's Debt Ratings
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

         o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         o    Nature of and provisions of the obligation.

         o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although
it  is  somewhat  more   susceptible  to  the  adverse  effects  of  changes  in
circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainies or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


                         Moody's Long-Term Debt Ratings

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements--their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


                   Fitch Investors Service, Inc. Bond Ratings

Fitch investment grade bond and preferred stock ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt or preferred issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds and preferred stock carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         AAA Bonds and preferred stock considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds and preferred stock considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is very strong, although not quite as strong as bonds rated AAA.

         A Bonds and preferred stock considered to be investment grade and of high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt or preferred securities with higher ratings.

         BBB Bonds and preferred stock considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds or preferred stock will fall below investment grade is higher than for securities with higher ratings.

Fitch speculative grade bond or preferred stock ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings (BB to C) represent Fitch's assessment of the likelihood of timely payment of principal and interest or dividends in accordance with the terms of obligation for issues not in default. For defaulted bonds or preferred stock, the rating (DDD to D) is an assessment of the ultimate recovery value through reorganization or liquidation.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

Bonds or preferred stock that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk.

         BB Bonds or preferred stock are considered speculative. The obligor's ability to pay interest or dividends and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

         B        Bonds or preferred  stock are considered  highly  speculative.
                  While bonds in this class are currently meeting debt service requirements or paying dividends, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         CCC Bonds or preferred stock have certain identifiable characteristics that if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         CC Bonds or preferred stock are minimally protected. Default in payment of interest and/or principal seems probable over time.

         C Bonds are in imminent default in payment of interest or principal or suspension of preferred stock dividends is imminent.

         DDD,
         DD,
         and D Bonds are in default on interest and/or principal payments or preferred stock dividends are suspended. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery of these securities and D represents the lowest potential for recovery.

                   Duff & Phelps, Inc. Long-Term Debt Ratings

These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors that may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

Each rating also takes into account the legal form of the security (e.g. first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of BBB- and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities. Structured finance issues, including real estate, asset-backed and mortgage-backed financings, use this same rating scale with minor modification in the definitions. Thus, an investor can compare the credit quality of investment alternatives across industries and structural types. A "Cash Flow Rating" (as noted for specific ratings) addresses the likelihood that aggregate principal and interest will equal or exceed the rated amount under appropriate stress conditions.


 Rating Scale               Definition
 -------------------------- ---------------------------------------------------

 AAA                        Highest  credit   quality.   The  risk  factors  are
                            negligible,   being  only  slightly  more  than  for
                            risk-free U.S. Treasury debt.
 -------------------------- ---------------------------------------------------

 AA+                        High credit quality. Protection factors are strong.
                            Risk is modest, but may
 AA                         vary slightly from time to time because of economic
                            conditions.
 AA-
 -------------------------- ---------------------------------------------------

 A+                         Protection factors are average but adequate.
 A                          However, risk factors are more
 A-                         variable and greater in periods of economic stress.

 -------------------------- ---------------------------------------------------

 BBB+                       Below-average  protection  factors but still
 BBB                        considered  sufficient  for prudent investment.
 BBB-                       Considerable  variability  in risk  during  economic
                            cycles.

 -------------------------- ---------------------------------------------------

 BB+                        Below investment grade but deemed likely to meet
 BB                         obligations when due. Present or prospective
 BB-                        financial protection factors fluctuate according to
                            industry conditions or company fortunes. Overall
                            quality may move up or down frequently
                            within this category.
 -------------------------- ---------------------------------------------------

 B+                         Below investment grade and possessing risk that
 B                          obligations will not be met when due. Financial
 B-                         protection factors will fluctuate widely according
                            to economic cycles, industry conditions, and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

 -------------------------- ---------------------------------------------------

 CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest, or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and or with unfavorable company developments.
 -------------------------- ----------------------------------------------------

 DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

 DP                         Preferred stock with dividend arrearages.
 -------------------------- ----------------------------------------------------


                           IBCA Long-Term Debt Ratings

AAA Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic, or financial conditions are unlikely to increase investment risk substantially.

AA Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk, albeit not very significantly.

A        Obligations  for which there is a low  expectation of investment  risk.
         Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic, or financial conditions may lead to increased investment risk.

BBB Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic, or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

BB Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic, or financial conditions.

B Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic, or financial conditions.

CCC Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic, or financial conditions.

CC Obligations that are highly speculative or that have a high risk of default.

C Obligations that are currently in default.

Notes: "+" or "-" may be appended to a rating below AAA to denote relative status within major rating categories. Ratings of BB and below are assigned where it is considered that speculative characteristics are present.

                    Thomson Bank Watch Long-Term Debt Ratings

Investment Grade

AAA (LC-AAA)          Indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA (LC-AA) Indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A                     (LC-A)  Indicates  the  ability  to  repay  principal  and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB (LC-BBB) The lowest investment-grade category: indicates an acceptable capacity to repay principal and interest. BBB issues are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Non-Investment Grade - may be speculative in the likelihood of timely repayment of principal and interest.

BB (LC-BB) While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B (LC-B) Issues rated B show higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

CCC (LC-CCC) Issues rated CCC clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC (LC-CC)            CC is applied to issues that are subordinate to other
                      obligations rated CCC and are afforded less protection in the event of bankruptcy or reorganization.

D (LC-D) Default.


                               SHORT-TERM RATINGS

                   Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues are regarded as having only speculative capacity for timely payment.

         C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

         D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


                              Standard & Poor's Note Ratings

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

         SP-1     Strong   capacity  to  pay  principal  and  interest.   Issues
                  determined to possess very strong characteristics are given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3     Speculative capacity to pay principal and interest.


                           Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.


                Fitch Investors Service, Inc. Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

           F-1+   Exceptionally  Strong  Credit  Quality.  Issues  assigned this
                  rating  are  regarded  as  having  the  strongest   degree  of
                  assurance for timely payment.

           F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F.

           F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

           F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

           F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

           D Default Issues assigned this rating are in actual or imminent payment default.

           LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.


                   Duff & Phelps, Inc. Short-Term Debt Ratings

Duff & Phelps' short-term ratings are consistent with the rating criteria used by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, banker's acceptances, irrevocable letters of credit, and current maturities of long-term debt.
Asset-backed commercial paper also is rated according to this scale.

Emphasis is placed on liquidity, which is defined as not only cash from operations but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

         Rating Scale:      Definition

                            High Grade


         D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         D-1-                High certainty of timely payment. Liquidity factors
                             are  strong  and  supported  by  good   fundamental
                             protection factors. Risk factors are very small.

                             Good Grade

         D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                             Satisfactory Grade

         D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                             Non-Investment Grade

         D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                             Default

         D-5 Issuer failed to meet scheduled principal and/or interest payments.


                   Thomson BankWatch (TBW) Short-Term Ratings

The TBW Short-Term Ratings apply, unless otherwise noted, to specific debt instruments of the rated entities with a maturity of one year or less. TBW Short-Term Ratings are intended to assess the likelihood of untimely or incomplete payments of principal or interest.

         TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW- I.

         TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4        The  lowest  rating   category;   this  rating  is
                      regarded as non-investment grade and therefore speculative.


                             IBCA Short-Term Ratings

IBCA Short-Term Ratings assess the borrowing characteristics of banks and corporations, and the capacity for timely repayment of debt obligations. The Short-Term Ratings relate to debt that has a maturity of less than one year.

         A1 Obligations supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

         A2 Obligations supported by a good capacity for timely repayment.

         A3 Obligations   supported  by  a  satisfactory  capacity  for  timely
            repayment.

         B Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

         C Obligations for which there is a high risk of default or which are currently in default.


                                 Moody's & S&P's
                         Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

                         IDS TAX-EXEMPT BOND FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                       IDS TAX-EXEMPT BOND FUND (the Fund)

                                  Jan. 29, 1999

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534 or by calling 800-862-7919.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

                                TABLE OF CONTENTS


Mutual Fund Checklist..............................................p.3

Fundamental Investment Policies....................................p.5

Investment Strategies and Types of Investments.....................p.7

Information Regarding Risks and Investment Strategies..............p.9

Security Transactions.............................................p.28

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation............................p.30

Performance Information...........................................p.30

Valuing Fund Shares...............................................p.32

Investing in the Fund.............................................p.33

Selling Shares....................................................p.36

Pay-out Plans.....................................................p.37

Capital Loss Carryover............................................p.38

Taxes.............................................................p.38

Agreements........................................................p.40

Organizational Information........................................p.42

Board Members and Officers........................................p.44

Compensation for Board Members....................................p.47

Independent Auditors..............................................p.47

Appendix:  Description of Ratings.................................p.48

MUTUAL FUND CHECKLIST
-------------------------------------------------------------------------------

                    |X|
                              Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.
                    |X|
                              Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

                    [X] A higher rate of return typically involves a higher risk of loss.

                    |X| Past performance is not a reliable indicator of future performance.

                    [X] ALL mutual funds have costs that lower investment return.

                    [X] You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

                    [X] Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING:

Develop a Financial Plan

Have a plan - even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging:

-------------------------------------------------------------------------------
Regular           Market Price        Shares
Investment        of a Share          Acquired
-------------------------------------------------------------------------------
    $100               $6.00            16.7
     100                4.00            25.0
     100                4.00            25.0
     100                6.00            16.7
     100                5.00            20.0
   -----            --------          ------
    $500              $25.00           103.4

Average market price of a share over 5 periods:    $5.00 ($25.00 divided by 5)
The average price you paid for each share:         $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

FUNDAMENTAL INVESTMENT POLICIES
------------------------------------------------------------------------------

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Under normal market conditions, invest less than 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax. This Fund does not intend to purchase bonds or other debt securities the interest from which is subject to the alternative minimum tax.

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation. For purposes of this policy, the terms of a municipal security determine the issuer.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Purchase securities of an issuer if the board members and officers of the Fund and of American Express Financial Corporation (AEFC) hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all board members and officers of the Fund and of AEFC who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

o    Lend Fund securities in excess of 30% of its net assets.

Except  for  the  fundamental   investment  policies  listed  above,  the  other
investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS
-------------------------------------------------------------------------------


This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It also lists certain percentage guidelines that are generally followed by the Fund's investment manager. This table is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.


--------------------------------------------------------------------------------
Investment strategies & types of investments:            IDS Tax-Exempt Bond

                                                        Allowable for the Fund?
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Agency and Government Securities                                     yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Borrowing                                                            yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cash/Money Market Instruments                                        yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Collateralized Bond Obligations                                      yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Commercial Paper                                                     yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Common Stock                                                         no
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Convertible Securities                                               yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Corporate Bonds                                                      yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Debt Obligations                                                     yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Depositary Receipts                                                  no
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Derivative Instruments                                               yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Foreign Currency Transactions                                        yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Foreign Securities                                                   yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
High-Yield (High-Risk) Securities (Junk Bonds)                       no
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Illiquid and Restricted Securities                                   yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Indexed Securities                                                   yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Inverse Floaters                                                     yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Investment Companies                                                 no
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lending of Portfolio Securities                                      yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Loan Participations                                                  yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mortgage- and Asset-Backed Securities                                yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mortgage Dollar Rolls                                                yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Municipal Obligations                                                yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Preferred Stock                                                      no
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Real Estate Investment Trusts                                        yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Repurchase Agreements                                                yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Reverse Repurchase Agreements                                        yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Short Sales                                                          no
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sovereign Debt                                                       yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Structured Products                                                  yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Variable- or Floating-Rate Securities                                yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Warrants                                                             yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
When-Issued Securities                                               yes
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities                 yes
--------------------------------------------------------------------------------

The following are guidelines that may be changed by the board at any time:

o At least 75% of the Fund's investments in bonds and other debt securities must be rated in the top four grades by Moody's Investors Service, Inc., Standard & Poor's Corporation, or Fitch Investors Services, Inc. or be of comparable rating given by other independent rating agencies. Up to 25% of the Fund's remaining investments may be in unrated bonds and other debt securities which, in the investment manager's opinion, are of investment grade quality. All industrial revenue bonds must be rated.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Short-term tax-exempt debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Under extraordinary conditions where, in the opinion of the investment manager, appropriate short-term tax-exempt securities are not available, the Fund may invest up to 20% of its net assets in certain taxable investments for temporary defensive purposes.

o The Fund will not buy on margin or sell short, except that the Fund may use derivative instruments.



o The Fund will not invest in voting securities or securities of investment companies.


o Under normal market conditions, the Fund does not intend to commit more than 5% of its total assets to when-issued securities or forward commitments.

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES
-------------------------------------------------------------------------------

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Some of these investments are speculative and involve a high degree of risk. Accordingly, one or more of the following types of risk will be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note).

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.


         Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with, but not limited to, bond prices (when interest rates rise, bond prices fall).

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest their income or principal at the same rate as it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance
Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing


The Fund may borrow money from banks for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments--money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of a common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common stock of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity - redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment
Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities.)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities.)

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American  Depositary  Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

         Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price. The risk of the writer is potentially unlimited, unless the option is covered.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

      Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day an investor would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

      Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

      Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

      Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contacts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term. Certain provisions of the Internal Revenue Code also may limit the Fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

      Other Risks of Derivatives.

Derivatives are risky investments.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions

Since investments in foreign countries usually involve currencies of foreign countries, the value of an investor's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, an investor may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments. Many funds utilize diverse types of derivative instruments in connection with their foreign currency exchange transactions.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.


Foreign Securities and Domestic Companies with Foreign Operations


Investors should recognize that investing in foreign securities involves special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The expected introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transaction period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom, Denmark, and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecast, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risk associated with the securities of other investment companies includes: Management Risk and Market Risk.

Lending of Portfolio Securities

The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, an investor will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, or possessions of the United States (including the District of Columbia). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General  obligation  bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.


Municipal  lease  obligations  may  take the  form of a  lease,  an  installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement, thereby, determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. A specific risk of a repurchase agreement is that if the seller seeks the protection of bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price on the replacement date. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities or to defer an unrealized gain. If the value of the securities sold short increased prior to the scheduled delivery date, the investor loses the opportunity to participate in the gain.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks   associated   with   sovereign   debt   include:   Credit  Risk,
Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  structured  products  include:   Credit  Risk,
Liquidity Risk, and Management Risk.

Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities

These instruments are contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). The price of debt obligations purchased on a when-issued basis, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the investor's other assets.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  zero-coupon,   step-coupon,   and  pay-in-kind
securities include: Credit Risk, Interest Rate Risk, and Management Risk.

SECURITY TRANSACTIONS
-------------------------------------------------------------------------------

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other funds and trusts in the IDS MUTUAL FUND GROUP for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all the funds in the IDS MUTUAL FUND GROUP even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.

The Fund paid total brokerage commissions of $0 for fiscal year ended Nov. 30, 1998, $0 for fiscal year 1997, and $40,800 for fiscal year 1996. Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Fund.

As of the end of the most recent fiscal year, the Fund held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

The portfolio turnover rate was 18% in the most recent fiscal year, and 19% in the year before.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN EXPRESS FINANCIAL CORPORATION
-------------------------------------------------------------------------------

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.



PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                               P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

AGGREGATE TOTAL RETURN

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                     ERV - P
                                        P

where:         P =  a hypothetical initial payment of $1,000
             ERV =  ending redeemable value of a hypothetical  $1,000 payment, made at the beginning of a period,  at the end of the period
                    (or fractional portion thereof)

Annualized yield

The Fund may calculate an annualized yield for a class by dividing the net investment income per share deemed earned during a 30-day period by the public offering price per share (including the maximum sales charge) on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                                         Yield = 2[(a-b + 1)6 - 1]
                                                    cd

where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period


The Fund's annualized yield was 3.75% for Class A, 3.20% for Class B, and 4.03% for Class Y for the 30-day period ended Nov. 30, 1998.


Distribution yield

Distribution yield is calculated according to the following formula:

                                    D   divided by      POPF    equals  DY
                                   30                    30

where:         D =  sum of dividends for 30-day period
             POP =  sum of public offering price for 30-day period
               F = annualizing factor DY = distribution yield


The Fund's distribution yield was 4.65% for Class A, 4.15% for Class B, and 4.96% for Class Y for the 30-day period ended Nov. 30, 1998.


Tax-equivalent yield

Tax-equivalent yield is calculated by dividing that portion of the yield (as calculated above) which is tax-exempt by one minus a stated income tax rate and adding the result to that portion, if any, of the yield that is not tax-exempt. The following table shows the fund's tax equivalent yield, based on federal but not state tax rates, for the 30-day period ended Nov. 30, 1998.

              Marginal
             Income Tax           Tax-Equivalent Yield
              Bracket                 Distribution            Annualized
              -------                 ------------            ----------
Class A
15.0%                                     5.47%                  4.41%
28.0%                                     6.46%                  5.21%
31.0%                                     6.74%                  5.43%
36.0%                                     7.27%                  5.86%
39.6%                                     7.70%                  6.21%

Class B
15.0%                                     4.88%                  3.76%
28.0%                                     5.76%                  4.44%
31.0%                                     6.01%                  4.64%
36.0%                                     6.48%                  5.00%
39.6%                                     6.87%                  5.30%

Class Y
15.0%                                     5.84%                  4.74%
28.0%                                     6.89%                  5.60%
31.0%                                     7.19%                  5.84%
36.0%                                     7.75%                  6.30%
39.6%                                     8.21%                  6.67%


In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service.

VALUING FUND SHARES
-------------------------------------------------------------------------------

The value of an individual share for each class is determined by using the net asset value (NAV) before shareholder transactions for the day. On the first business day following the end of the fiscal year, the computation looked like this:

                    Net assets                          Shares
                    before                              outstanding at                      Net asset value
                    shareholder                         the end of                          of one share
                    transactions                        previous day
                    ----------------- ----------------- ----------------- ----------------- -----------------

Class A             $984,033,571      divided by        235,414,730       equals               $4.18
Class B              34,891,990                           8,347,366                             4.18
Class Y                  11,119                               2,660                             4.18


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

INVESTING IN THE FUND
-------------------------------------------------------------------------------

SALES CHARGE


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. For Class A, the public offering price for an investment of less than $50,000, made on the first business day following the end of the fiscal year, was determined by dividing the NAV of one share, $4.18, by 0.95 (1.00-0.05 for a maximum 5% sales charge) for a public offering price of $4.40. The sales charge is paid to American Express Financial Advisors Inc.
(AEFA) by the person buying the shares.

Class A - Calculation of the Sales Charge

Sales charges are determined as follows:

                                                                 Within     each
                                                            increment,     sales
                                                            charge      as     a
                                                            percentage of:
                                               ------------------------------------------------------------
                                                          Public                          Net
Amount of Investment                                  Offering Price                Amount Invested
--------------------                                  --------------                ---------------
First      $      50,000                                   5.0%                         5.26%
Next              50,000                                   4.5                          4.71
Next             400,000                                   3.8                          3.95
Next             500,000                                   2.0                          2.04
$1,000,000 or more                                         0.0                          0.00

Sales charges on an investment greater than $50,000 and less than $1,000,000 are calculated for each increment separately and then totaled. The resulting total sales charge, expressed as a percentage of the public offering price and of the net amount invested, will vary depending on the proportion of the investment at different sales charge levels.

For example, compare an investment of $60,000 with an investment of $85,000. The $60,000 investment is composed of $50,000 that incurs a sales charge of $2,500 (5.0% x $50,000) and $10,000 that incurs a sales charge of $450 (4.5% x $10,000). The total sales charge of $2,950 is 4.92% of the public offering price and 5.17% of the net amount invested.

In the case of the $85,000 investment, the first $50,000 also incurs a sales charge of $2,500 (5.0% x $50,000) and $35,000 incurs a sales charge of $1,575 (4.5% x $35,000). The total sales charge of $4,075 is 4.79% of the public offering price and 5.04% of the net amount invested.

The following table shows the range of sales charges as a percentage of the public offering price and of the net amount invested on total investments at each applicable level.

                                                               On          total
                                                               investment, sales
                                                               charge    as    a
                                                               percentage of:
                                               ------------------------------------------------------------
                                                          Public                          Net
                                                      Offering Price                Amount Invested
Amount of investment                                                  ranges from:
----------------------------------------------
First      $      50,000                                 5.00%                       5.26%
Next              50,000 to 100,000                      5.00-4.50                   5.26-4.71
Next             100,000 to 500,000                      4.50-3.80                   4.71-3.95
Next             500,000 to 999,999                      3.80-2.00                   3.95-2.04
$1,000,000 or more                                       0.00                        0.00

Class A - Reducing the Sales Charge

Your total investments in the Fund determine your sales charges. The amount of all prior investments plus any new purchase is referred to as your "total amount invested." For example, suppose you have made an investment of $20,000 and later decide to invest $40,000 more. Your total amount invested would be $60,000. As a result, $10,000 of your $40,000 investment qualifies for the lower 4.5% sales charge that applies to investments of more than $50,000 and up to $100,000.

Class A - Letter of Intent (LOI)

If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a LOI. The agreement can start at any time and will remain in effect for 13 months. Your investment will be charged normal sales charges until you have invested $1 million. At that time, your account will be credited with the sales charges previously paid. Class A investments made prior to signing a LOI may be used to reach the $1 million total, excluding IDS Cash Management Fund and IDS Tax-Free Money Fund. However, we will not adjust for sales charges on investments made prior to the signing of the LOI. If you do not invest $1 million by the end of 13 months, there is no penalty, you will just miss out on the sales charge adjustment. A LOI is not an option (absolute right) to buy shares.

Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o    Qualified employee benefit plans* if the plan:

         - uses a daily transfer recordkeeping service offering participants daily access to IDS funds and has

         - at least $10 million in plan assets or

         - 500 or more participants; or

         - does not use daily transfer recordkeeping and has

         - at least $3 million invested in funds of the IDS MUTUAL FUND GROUP or

         - 500 or more participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in funds of the IDS MUTUAL FUND GROUP.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit described above.

* Eligibility must be determined in advance by AEFA. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS

After you make your initial investment of $100 or more, you must make additional payments of $100 or more on at least a monthly basis until your balance reaches $2,000. These minimums do not apply to all systematic investment programs. You decide how often to make payments - monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another fund in the IDS MUTUAL FUND GROUP subject to a sales charge, may be used to automatically purchase shares in the same class of this Fund without paying a sales charge. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another fund in the IDS MUTUAL FUND GROUP but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o    Between  two  American  Express  Trust  Company  custodial   accounts  with
     different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund reserves the right to reject any business, in its sole discretion.

SELLING SHARES
-------------------------------------------------------------------------------

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS
-------------------------------------------------------------------------------

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please write American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, or call American Express Financial Advisors Telephone Transaction Service at 800-437-3133 (National/Minnesota) or 612-671-3800 (Mpls./St. Paul). Your authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.


-------------------------------------------------------------------------------
CAPITAL LOSS CARRYOVER
-------------------------------------------------------------------------------

For federal income tax purposes, the Fund had a total capital loss carryover of $8,131,600 at the end of the most recent fiscal year, that if not offset by subsequent capital gains will expire in 2002.

It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.


TAXES
-------------------------------------------------------------------------------

If you buy shares in the Fund and then exchange into another fund, it is considered a redemption and subsequent purchase of shares. Under the tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

For example:

You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 5%, you pay $50.00 in sales load. With a NAV of $9.50 per share, the value of your investment is $950.00. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.50, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $50.00 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having $100.00 gain ($1,100.00 - $1,000.00), you have a $150.00 gain
($1,100.00 - $950.00). You can include the $50.00 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an IRA without considering the 5% ($100) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

The Fund may purchase tax-exempt securities at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will be included in the Fund's ordinary income and will be taxable income when it is distributed to you.

If you are a "substantial user" (or related person) of facilities financed by industrial development bonds, you should consult your tax advisor before investing. The income from such bonds may not be tax-exempt for you.

Interest on private activity bonds generally issued after August 1986 is a preference item for purposes of the individual and corporate alternative minimum taxes. "Private-activity" (non-governmental purpose) municipal bonds include industrial revenue bonds, student-loan bonds and multi-and single-family housing bonds. An exception is made for private-activity bonds issued for qualified-501(c)(3)-organizations, including non-profit colleges, universities and hospitals. These bonds will continue to be tax-exempt and will not be subject to the alternative minimum tax for individuals. To the extent a fund earns income subject to the alternative minimum tax, it will flow through to that fund's shareholders and may subject some shareholders, depending on their tax status, to the alternative minimum tax. The Fund reports the percentage of its income earned from these bonds to shareholders with their other tax information.

State law determines whether interest income on a particular municipal bond is tax-exempt for state tax purposes. It also determines the tax treatment of those bonds when earned by a mutual fund and paid to the Fund's shareholders. The Fund will tell you the percentage of interest income from municipal bonds it received during the year on a state-by-state basis. Your tax advisor should help you report this income for state tax purposes.

All distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period. For the most recent fiscal year 99.75% of the income distribution was designated as exempt from federal income taxes.



Capital gain distributions, if any, received by corporate shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Capital gain distributions, if any, received by individuals should be treated as long-term if held for more than one year. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable.


Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.


This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

AGREEMENTS
------------------------------------------------------------------------------

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets                       Annual rate at
(billions)                   each asset level
---------                    ----------------
First             $1.0             0.450%
Next               1.0             0.425
Next               1.0             0.400
Next               3.0             0.375
Over               6.0             0.350


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.450% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.


The management fee is paid monthly. Under the agreement, the total amount paid was $4,606,339 for fiscal year 1998, $4,632,571 for fiscal year 1997, and $4,982,303 for fiscal year 1996.


Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $125,667 for fiscal year 1998, $92,050 for fiscal year 1997, and $293,009 for fiscal year 1996.


Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets                       Annual rate
(billions)                   each asset level
---------                    ----------------
First       $1.0                   0.040%
Next         1.0                   0.035
Next         1.0                   0.030
Next         3.0                   0.025
Over         6.0                   0.020


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.040% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, the Fund paid fees of $422,070 for fiscal year 1998, $427,708 for fiscal year 1997, and $439,645 for fiscal year 1996.

Transfer Agency Agreement

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A and Class Y is $15.50 per year and for Class B is $16.50 per year. The fees paid to AECSC may be changed by the board without shareholder approval.

DISTRIBUTION AGREEMENT

AEFA is the Fund's principal underwriter (distributor). The Fund's shares are offered on a continuous basis.


Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to AEFA daily. These charges amounted to $1,386,673 for fiscal year 1998. After paying commissions to personal financial advisors, and other expenses, the amount retained was $258,851. The amounts were $909,275 and $174,267 for fiscal year 1997, and $1,170,530 and $239,437 for fiscal year 1996.


SHAREHOLDER SERVICE AGREEMENT

The Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of average daily net assets for Class A and Class B and 0.10% for Class Y.

PLAN AND AGREEMENT OF DISTRIBUTION

For Class B shares, to help AEFA defray the cost of distribution and servicing, not covered by the sales charges received under the Distribution Agreement, the Fund and AEFA entered into a Plan and Agreement of Distribution (Plan). These costs cover almost all aspects of distributing the Fund's shares.

These costs do not include compensation to the sales force. A substantial portion of the costs are not specifically identified to any one fund in the IDS MUTUAL FUND GROUP. Under the Plan, AEFA is paid a fee up to actual expenses incurred at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund's Class B shares or by AEFA. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, under the agreement, the Fund paid fees of $221,246. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


Custodian Agreement

The Fund's securities and cash are held by U.S. Bank National  Association,  180
E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

ORGANIZATIONAL INFORMATION
-------------------------------------------------------------------------------

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members.
This means that you have as many votes as the number of shares you own, including fractional shares, multiplied by the number of members to be elected.

Dividend Rights

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED FUNDS IN THE IDS MUTUAL FUND GROUP

                                           Date of         Form of        State of      Fiscal
Fund                                    Organization     Organization   Organization   Year End   Diversified
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Bond Fund, Inc.                       6/27/74,       Corporation       NV/MN         8/31        Yes
                                          6/31/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Discovery Fund, Inc.                  4/29/81,       Corporation       NV/MN         7/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Equity Select Fund, Inc.              3/18/57,       Corporation       NV/MN        11/30        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Extra Income Fund, Inc.                8/17/83       Corporation         MN          5/31        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Federal Income Fund, Inc.              3/12/85       Corporation         MN          5/31        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Global Series, Inc.                   10/28/88       Corporation         MN         10/31
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Emerging Markets Fund                                                                        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Global Balanced Fund                                                                         Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Global Bond Fund                                                                              No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Global Growth Fund                                                                           Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Innovations Fund                                                                             Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Growth Fund, Inc.                     5/21/70,       Corporation       NV/MN         7/31
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Growth Fund                                                                                  Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Research Opportunities Fund                                                                  Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS High Yield Tax-Exempt Fund, Inc.      12/21/78,      Corporation       NV/MN        11/30        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS International Fund, Inc.               7/18/84       Corporation         MN         10/31        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Investment Series, Inc.               1/18/40,       Corporation       NV/MN         9/30
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Diversified Equity Income                                                                    Yes
    Fund
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Mutual                                                                                       Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Managed Retirement Fund, Inc.          10/9/84       Corporation         MN          9/30
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Managed Allocation Fund                                                                      Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Market Advantage Series, Inc.          8/25/89       Corporation         MN          1/31
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Blue Chip Advantage Fund                                                                     Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Small Company Index Fund                                                                     Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Money Market Series, Inc.             8/22/75,       Corporation       NV/MN         7/31
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Cash Management Fund                                                                         Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS New Dimensions Fund, Inc.             2/20/68,       Corporation       NV/MN         7/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Precious Metals Fund, Inc.             10/5/84       Corporation         MN          3/31         No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Progressive Fund, Inc.                4/23/68,       Corporation       NV/MN         9/30        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Selective Fund, Inc.                  2/10/45,       Corporation       NV/MN         5/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Stock Fund, Inc.                      2/10/45,       Corporation       NV/MN         9/30        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Strategy Fund, Inc.                    1/24/84       Corporation         MN          3/31
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Strategy Aggressive Fund                                                                     Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Equity Value Fund                                                                            Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Tax-Exempt Bond Fund, Inc.            9/30/76,       Corporation       NV/MN        11/31
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Tax-Exempt Bond Fund                                                                         Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Intermediate Tax-Exempt Fund                                                                 Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Tax-Free Money Fund, Inc.             2/29/80,       Corporation       NV/MN        12/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Utilities Income Fund, Inc.            3/25/88       Corporation         MN          6/30        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS California Tax-Exempt Trust            4/7/86          Business          MA          6/30
                                                           Trust**
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS California Tax-Exempt Fund                                                                    No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Special Tax-Exempt Series Trust        4/7/86          Business          MA          6/30
                                                           Trust**
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Insured Tax-Exempt Fund                                                                      Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Massachusetts Tax-Exempt Fund                                                                 No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Michigan Tax-Exempt Fund                                                                      No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Minnesota Tax-Exempt Fund                                                                     No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS New York Tax-Exempt Fund                                                                      No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Ohio Tax-Exempt Fund                                                                          No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------

*    Date merged into a Minnesota corporation incorporated on 4/7/86.
** Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

BOARD MEMBERS AND OFFICERS
-------------------------------------------------------------------------------

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. They serve 15 Master Trust portfolios and 47 IDS and IDS Life funds (except for William H. Dudley, who does not serve on the nine IDS Life fund boards).

H. Brewster Atwater, Jr. +'
Born in 1931
4900 IDS Tower
Minneapolis, MN

Retired chairman and chief executive officer, General Mills, Inc. Director, Merck & Co., Inc. and Darden Restaurants, Inc.


Arne H. Carlson+*
Born in 1934
901 S. Marquette Ave.
Minneapolis, MN

Former two-term Governor for Minnesota.


Lynne V. Cheney'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W. Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin, and Union Pacific Resources.

William H. Dudley**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Senior advisor to the chief executive officer of AEFC.

David R. Hubers+**
Born in 1943
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.

Heinz F. Hutter+
Born in 1929
P.O. Box 2187
Minneapolis, MN

Retired president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones'
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD

Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland, Asbill & Brennan. Director, Motorola, Inc. (electronics), C-Cor Electronics, Inc., and Amnex, Inc. (communications).

William R. Pearce+*
Born in 1927
901 S. Marquette Ave.
Minneapolis, MN

Chairman of the board, Board Services Corporation (provides administrative services to boards). Director, trustee and officer of registered investment companies whose boards are served by the company. Retired vice chairman of the board, Cargill, Incorporated (commodity merchants and processors).

Alan K. Simpson'
Born in 1931
1201 Sunshine Ave.
Cody, WY

Former three-term United States Senator for Wyoming. Former Assistant Republican
Leader,  U.S.  Senate.   Director,   PacifiCorp   (electric  power)  and  Biogen
(pharmaceuticals).

Edson W. Spencer+
Born in 1926
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Retired chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of International Advisory Council of NEC (Japan).

John R. Thomas**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president of AEFC.

Wheelock Whitney+
Born in 1926
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Chairman of the board and retired chief executive officer, The Valspar Corporation (paints). Director, Bemis Corporation (packaging), Donaldson Company (air cleaners & mufflers), and General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the Fund. **Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

In addition to Mr. Pearce, who is chairman of the board and Mr. Thomas, who is president, the Fund's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

President of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Officers who also are officers and employees of AEFC:

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Director    and    senior    vice    president-investments    of   AEFC.    Vice
president-investments for the Fund.

Frederick C. Quirsfeld
Born in 1947
IDS Tower 10
Minneapolis, MN

Vice president - taxable mutual fund investments of AEFC. Vice president - fixed income investments for the Fund.


Stuart A. Sedlacek
Born in 1957
IDS Tower 10
Minneapolis, MN

Senior vice president and chief financial officer of AEFC since January 1998. Vice president-assured assets of AEFC from 1994 to 1997. Treasurer for the Fund.

COMPENSATION FOR BOARD MEMBERS
-------------------------------------------------------------------------------


During the most recent fiscal year, the independent members of the Fund board, for attending up to 28 meetings, received the following compensation:


                               Compensation Table

                                                                          Total cash compensation from the
                                       ---------------------------------  ---------------------------------

Board member                           Aggregate                          IDS MUTUAL FUND GROUP and
                                       compensation from the Fund         Preferred Master Trust Group
H. Brewster Atwater, Jr.                 $1,542                            $105,900
--------------------------------------
Lynne V. Cheney                           1,353                              95,400
--------------------------------------
Heinz F. Hutter                           1,467                             101,400
--------------------------------------
Anne P. Jones                             1,559                             107,900
--------------------------------------
Alan K. Simpson                           1,303                              92,400
--------------------------------------
Edson W. Spencer                          1,558                             106,900
--------------------------------------
Wheelock Whitney                          1,517                             104,400
--------------------------------------
C. Angus Wurtele                          1,717                             116,400


As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.


INDEPENDENT AUDITORS
-------------------------------------------------------------------------------

The financial statements contained in the Annual Report were audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

                                    APPENDIX

                             DESCRIPTION OF RATINGS


                         Standard & Poor's Debt Ratings
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

         o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         o    Nature of and provisions of the obligation.

         o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although
it  is  somewhat  more   susceptible  to  the  adverse  effects  of  changes  in
circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainies or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


                         Moody's Long-Term Debt Ratings

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements--their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


                   Fitch Investors Service, Inc. Bond Ratings

Fitch investment grade bond and preferred stock ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt or preferred issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds and preferred stock carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         AAA Bonds and preferred stock considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds and preferred stock considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is very strong, although not quite as strong as bonds rated AAA.

         A Bonds and preferred stock considered to be investment grade and of high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt or preferred securities with higher ratings.

         BBB Bonds and preferred stock considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds or preferred stock will fall below investment grade is higher than for securities with higher ratings.

Fitch speculative grade bond or preferred stock ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings (BB to C) represent Fitch's assessment of the likelihood of timely payment of principal and interest or dividends in accordance with the terms of obligation for issues not in default. For defaulted bonds or preferred stock, the rating (DDD to D) is an assessment of the ultimate recovery value through reorganization or liquidation.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

Bonds or preferred stock that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk.

         BB Bonds or preferred stock are considered speculative. The obligor's ability to pay interest or dividends and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

         B        Bonds or preferred  stock are considered  highly  speculative.
                  While bonds in this class are currently meeting debt service requirements or paying dividends, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         CCC Bonds or preferred stock have certain identifiable characteristics that if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         CC Bonds or preferred stock are minimally protected. Default in payment of interest and/or principal seems probable over time.

         C Bonds are in imminent default in payment of interest or principal or suspension of preferred stock dividends is imminent.

         DDD,
         DD,
         and D Bonds are in default on interest and/or principal payments or preferred stock dividends are suspended. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery of these securities and D represents the lowest potential for recovery.

                   Duff & Phelps, Inc. Long-Term Debt Ratings

These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors that may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

Each rating also takes into account the legal form of the security (e.g. first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of BBB- and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities. Structured finance issues, including real estate, asset-backed and mortgage-backed financings, use this same rating scale with minor modification in the definitions. Thus, an investor can compare the credit quality of investment alternatives across industries and structural types. A "Cash Flow Rating" (as noted for specific ratings) addresses the likelihood that aggregate principal and interest will equal or exceed the rated amount under appropriate stress conditions.


 Rating Scale               Definition
 -------------------------- ---------------------------------------------------

 AAA                        Highest  credit   quality.   The  risk  factors  are
                            negligible,   being  only  slightly  more  than  for
                            risk-free U.S. Treasury debt.
 -------------------------- ---------------------------------------------------

 AA+                        High credit quality. Protection factors are strong.
 AA                         Risk is modest, but may vary slightly from time to
 AA-                        time because of economic conditions.

 -------------------------- ---------------------------------------------------

 A+                         Protection factors are average but adequate.
 A                          However, risk factors are more
 A-                         variable and greater in periods of economic stress.

 -------------------------- ---------------------------------------------------

 BBB+                       Below-average  protection  factors but still
 BBB                        considered  sufficient  for  prudent investment.
 BBB-                       Considerable  variability  in risk  during  economic
                            cycles.

 -------------------------- ---------------------------------------------------

 BB+                        Below investment grade but deemed likely to meet
 BB                         obligations when due. Present or prospective
 BB-                        financial protection factors fluctuate according to
                            industry conditions or company fortunes. Overall
                            quality may move up or down frequently within this
                            category.
 -------------------------- ---------------------------------------------------

 B+                         Below investment grade and possessing risk that
 B                          obligations will not be met when due. Financial
 B-                         protection factors will fluctuate widely according
                            to economic cycles, industry conditions, and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

 -------------------------- ---------------------------------------------------

 CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest, or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and or with unfavorable company developments.
 -------------------------- ---------------------------------------------------

 DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

 DP                         Preferred stock with dividend arrearages.
 -------------------------- ---------------------------------------------------


                           IBCA Long-Term Debt Ratings

AAA Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic, or financial conditions are unlikely to increase investment risk substantially.

AA Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk, albeit not very significantly.

A        Obligations  for which there is a low  expectation of investment  risk.
         Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic, or financial conditions may lead to increased investment risk.

BBB Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic, or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

BB Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic, or financial conditions.

B Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic, or financial conditions.

CCC Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic, or financial conditions.

CC Obligations that are highly speculative or that have a high risk of default.

C Obligations that are currently in default.

Notes: "+" or "-" may be appended to a rating below AAA to denote relative status within major rating categories. Ratings of BB and below are assigned where it is considered that speculative characteristics are present.

                    Thomson Bank Watch Long-Term Debt Ratings

Investment Grade

AAA (LC-AAA)          Indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA (LC-AA) Indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A                     (LC-A)  Indicates  the  ability  to  repay  principal  and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB (LC-BBB) The lowest investment-grade category: indicates an acceptable capacity to repay principal and interest. BBB issues are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Non-Investment Grade - may be speculative in the likelihood of timely repayment of principal and interest.

BB (LC-BB) While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B (LC-B) Issues rated B show higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

CCC (LC-CCC) Issues rated CCC clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC (LC-CC)            CC is applied to issues that are subordinate to other
                      obligations rated CCC and are afforded less protection in the event of bankruptcy or reorganization.

D (LC-D) Default.


                               SHORT-TERM RATINGS

                   Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues are regarded as having only speculative capacity for timely payment.

         C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

         D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


                              Standard & Poor's Note Ratings

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

         SP-1     Strong   capacity  to  pay  principal  and  interest.   Issues
                  determined to possess very strong characteristics are given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3     Speculative capacity to pay principal and interest.


                           Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.


                Fitch Investors Service, Inc. Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

           F-1+   Exceptionally  Strong  Credit  Quality.  Issues  assigned this
                  rating  are  regarded  as  having  the  strongest   degree  of
                  assurance for timely payment.

           F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F.

           F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

           F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

           F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

           D Default Issues assigned this rating are in actual or imminent payment default.

           LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.


                   Duff & Phelps, Inc. Short-Term Debt Ratings

Duff & Phelps' short-term ratings are consistent with the rating criteria used by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, banker's acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper also is rated according to this scale.

Emphasis is placed on liquidity, which is defined as not only cash from operations but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.


         Rating Scale:      Definition

                            High Grade


         D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         D-1-                High certainty of timely payment. Liquidity factors
                             are  strong  and  supported  by  good   fundamental
                             protection factors. Risk factors are very small.

                             Good Grade

         D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                             Satisfactory Grade

         D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                             Non-Investment Grade

         D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                             Default

         D-5 Issuer failed to meet scheduled principal and/or interest payments.

                   Thomson BankWatch (TBW) Short-Term Ratings

The TBW Short-Term Ratings apply, unless otherwise noted, to specific debt instruments of the rated entities with a maturity of one year or less. TBW Short-Term Ratings are intended to assess the likelihood of untimely or incomplete payments of principal or interest.

         TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW- I.

         TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4        The  lowest  rating   category;   this  rating  is
                      regarded as non-investment grade and therefore speculative.


                             IBCA Short-Term Ratings

IBCA Short-Term Ratings assess the borrowing characteristics of banks and corporations, and the capacity for timely repayment of debt obligations. The Short-Term Ratings relate to debt that has a maturity of less than one year.

         A1 Obligations supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

         A2 Obligations supported by a good capacity for timely repayment.

         A3 Obligations   supported  by  a  satisfactory  capacity  for  timely
            repayment.

         B Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

         C Obligations for which there is a high risk of default or which are currently in default.


                                 Moody's & S&P's
                         Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
IDS TAX-EXEMPT BOND FUND, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of IDS Intermediate Tax-Exempt Fund (a series of IDS Tax-Exempt Bond Fund, Inc.) as of November 30, 1998, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended November 30, 1998 and the financial highlights for the two-year period ended November 30, 1998, and for the period from November 13, 1996 (commencement of operations) to November 30, 1996. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Intermediate Tax-Exempt Fund at November 30, 1998, and the results of its operations, changes in its net assets, and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


/s/KPMG Peat Marwich LLP
KPMG Peat Marwick LLP
Minneapolis, Minnesota
January 8, 1999


IDS INTERMEDIATE TAX-EXEMPT FUND
(This annual report is not part of the prospectus.)

Financial Statements

Statement of assets and liabilities
IDS Intermediate Tax-Exempt Fund

Nov. 30, 1998

Assets
Investments in securities, at value (Note 1)
    (identified cost $27,045,169)                                                                          $27,551,279
Cash in bank on demand deposit                                                                                  43,913
Expense receivable from AEFA                                                                                       105
Receivable for investment securities sold                                                                       16,193
Accrued interest receivable                                                                                    399,413
                                                                                                               -------
Total assets                                                                                               $28,010,903
                                                                                                           -----------

Liabilities
Dividends payable to shareholders                                                                               16,146
Payable for investment securities purchased                                                                    295,547
Accrued investment management services fee                                                                       1,018
Accrued distribution fee                                                                                           429
Accrued service fee                                                                                                396
Accrued transfer agency fee                                                                                        162
Accrued administrative services fee                                                                                 90
Other accrued expenses                                                                                          20,451
                                                                                                                ------
Total liabilities                                                                                              334,239
                                                                                                               -------
Net assets applicable to outstanding capital stock                                                         $27,676,664
                                                                                                           ===========

Represented by
Capital stock-- $.01 par value (Note 1)                                                                    $    53,862
Additional paid-in capital                                                                                  27,152,053
Undistributed net investment income                                                                              3,071
Accumulated net realized gain (loss) (Note 5)                                                                  (38,432)
Unrealized appreciation (depreciation) on investments                                                          506,110
                                                                                                               -------
Total-- representing net assets applicable to outstanding capital stock                                    $27,676,664
                                                                                                           ===========
Net assets applicable to outstanding shares:                        Class A                                $20,655,557
                                                                    Class B                                $ 7,020,000
                                                                    Class Y                                $     1,107
Net asset value per share of outstanding capital stock:             Class A shares         4,019,642       $      5.14
                                                                    Class B shares         1,366,307       $      5.14
                                                                    Class Y shares               216       $      5.13

See accompanying notes to financial statements.


(This annual report is not part of the prospectus.)       ANNUAL REPORT -- 1998


Statement of operations
IDS Intermediate Tax-Exempt Fund

Year ended Nov. 30, 1998

Investment income
Income:
Interest                                                                                                    $1,190,565
                                                                                                            ----------
Expenses (Note 2):
Investment management services fee                                                                             115,713
Distribution fee -- Class B                                                                                     47,979
Transfer agency fee                                                                                             14,982
Incremental transfer agency fee-- Class B                                                                          301
Service fee
    Class A                                                                                                     33,631
    Class B                                                                                                     11,183
Administrative services fees and expenses                                                                        6,613
Compensation of board members                                                                                   11,771
Custodian fees                                                                                                  10,762
Postage                                                                                                          3,990
Registration fees                                                                                               20,667
Audit fees                                                                                                      13,500
Other                                                                                                            3,704
                                                                                                                 -----
Total expenses                                                                                                 294,796
    Less expenses voluntarily reimbursed by AEFC (Note 2)                                                      (12,386)
                                                                                                               -------
                                                                                                               282,410
    Earnings credits on cash balances (Note 2)                                                                  (5,560)
                                                                                                                ------
Total net expenses                                                                                             276,850
                                                                                                               -------
Investment income (loss) -- net                                                                                913,715
                                                                                                               -------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                                                         111
Net change in unrealized appreciation (depreciation) on investments                                            260,381
                                                                                                               -------
Net gain (loss) on investments                                                                                 260,492
                                                                                                               -------
Net increase (decrease) in net assets resulting from operations                                             $1,174,207
                                                                                                            ----------
See accompanying notes to financial statements.

IDS INTERMEDIATE TAX-EXEMPT FUND
(This annual report is not part of the prospectus.)

Statements of changes in net assets
IDS Intermediate Tax-Exempt Fund

Year ended Nov. 30,                                                                           1998                1997

Operations and distributions
Investment income (loss)-- net                                                        $    913,715        $    590,855
Net realized gain (loss) on security transactions                                              111             (38,543)
Net change in unrealized appreciation (depreciation) on investments                        260,381             239,163
                                                                                           -------             -------
Net increase (decrease) in net assets resulting from operations                          1,174,207             791,475
                                                                                         ---------             -------
Distributions to shareholders from:
    Net investment income
        Class A                                                                           (722,204)           (465,805)
        Class B                                                                           (191,469)           (125,014)
        Class Y                                                                                (43)                (38)
                                                                                               ---                 ---
Total distributions                                                                       (913,716)           (590,857)
                                                                                          --------            --------

Capital share transactions (Note 4)
Proceeds from sales
    Class A shares (Note 2)                                                             17,789,645          29,600,212
    Class B shares                                                                       4,471,658           8,114,669
Reinvestment of distributions at net asset value
    Class A shares                                                                         559,558             401,413
    Class B shares                                                                         177,771             115,617
    Class Y shares                                                                              43                  38
Payments for redemptions
    Class A shares                                                                     (14,921,647)        (14,648,786)
    Class B shares (Note 2)                                                             (3,249,556)         (3,194,018)
                                                                                        ----------          ----------
Increase (decrease) in net assets from capital share transactions                        4,827,472          20,389,145
                                                                                         ---------          ----------
Total increase (decrease) in net assets                                                  5,087,963          20,589,763
Net assets at beginning of year                                                         22,588,701           1,998,938
                                                                                        ----------           ---------
Net assets at end of year                                                             $ 27,676,664        $ 22,588,701
                                                                                      ============        ============
Undistributed (excess of distributions over) net investment income                    $      3,071        $         (2)
                                                                                      ------------        ------------

See accompanying notes to financial statements.

(This annual report is not part of the prospectus.)     ANNUAL REPORT -- 1998


Notes to Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

IDS Intermediate Tax-Exempt Fund (a series of IDS Tax-Exempt Bond Fund, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IDS Tax-Exempt Bond Fund, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in bonds and other debt obligations.

The Fund offers  Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Fund may also buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $3,074 and additional paid-in capital has been decreased by $3,074.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES

The Fund entered into agreements  with American  Express  Financial  Corporation
(AEFC) for managing its portfolio and providing administrative services. Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $15.50
o  Class B $16.50
o  Class Y $15.50

The Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing Fund shares were $378,996 for Class A and $16,209 for Class B for the year ended Nov. 30, 1998.

AEFC agreed to waive certain fees and to absorb certain other of the Fund's expenses. Under this agreement, the Fund's total expenses, net of earnings credits, could not exceed 0.90% for Class A, 1.66% for Class B and 0.83% for Class Y of the Fund's average daily net assets.

During the year ended Nov. 30, 1998, the Fund's custodian and transfer agency fees were reduced by $5,560 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases of securities and proceeds from sales (other than short-term obligations) aggregated $9,453,382 and $1,574,665, respectively, for the year ended Nov. 30, 1998. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the years indicated are as follows:

                                                                               Year ended Nov. 30, 1998
                                                           Class A                   Class B                 Class Y
Sold                                                     3,481,871                   874,848                      --
Issued for reinvested distributions                        109,456                    34,779                       9
Redeemed                                                (2,919,889)                 (635,720)                     --
                                                        ----------                  --------
Net increase (decrease)                                    671,438                   273,907                       9

                                                                              Year ended Nov. 30, 1997
                                                           Class A                   Class B                 Class Y
Sold                                                     5,874,257                 1,612,479                      --
Issued for reinvested distributions                         79,549                    22,888                       7
Redeemed                                                (2,911,999)                 (632,712)                     --
                                                        ----------                  --------
Net increase (decrease)                                  3,041,807                 1,002,655                       7


5. CAPITAL LOSS CARRYOVER

For federal income tax purposes, the Fund had a capital loss carryover of $38,432 at Nov. 30, 1998, that if not offset by subsequent capital gains, will expire in 2005. It is unlikely the board will authorize a distribution of any net realized gain for the Fund until its capital loss carryover has been offset or expires.

6. BANK BORROWINGS

The Fund entered into a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than 5 business days plus 367% of advances over 5 business days. The agreement, which enables the Fund to participate with other IDSFunds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended Nov. 30, 1998.

7. FINANCIAL HIGHLIGHTS

"Financial highlights" showing per share data and selected financial information is presented on page 28 of the prospectus.

(This annual report is not part of the prospectus.)      ANNUAL REPORT -- 1998

Investments in Securities
IDS Intermediate Tax-Exempt Fund

Nov. 30, 1998


(Percentages represent value of investment compared to net assets)

Municipal bonds (97.3%)
Name of issuer and title of issue(b,c)                          Coupon             Principal                   Value(a)
                                                                  rate                amount

Alabama (1.5%)
Special Care Facilities Finance Authority
    Revenue Bonds
    Lanier Memorial Hospital
    Series 1997A
        11-01-01                                                 5.50%              $390,000                   $402,589

Alaska (4.5%)
Anchorage Light & Power Senior Lien
    Electric Utilities Refunding Revenue Bonds
    Series 1996C (AMBAC Insured)
        12-01-99                                                 4.10                100,000                    100,983
Anchorage Unlimited Tax General Obligation Bonds
    Series 1992 (MBIA Insured)
        08-01-01                                                 5.85                425,000                    448,332
Industrial Development & Exploration Authority
    Electric Power Revenue Bonds
    Upper Lynn Canal Regional Power
    Series 1997 A.M.T.
        01-01-02                                                 5.00                705,000                    705,345
Total                                                                                                         1,254,660

Arizona (0.5%)
Phoenix Water System Refunding Revenue Bonds
    Series 1993
        07-01-99                                                 4.40                 75,000                     75,599
Salt River Agricultural Improvement & Power
    District Electric Refunding Revenue Bonds
    Series 1993C
        01-01-01                                                 4.25                 70,000                     71,060
Total                                                                                                           146,659

Arkansas (0.2%)
State Finance Authority Revolving Loan
    Refunding Revenue Bonds
    Series 1993B (MBIA Insured)
        06-01-04                                                 4.80                 40,000                     41,739

California (4.7%)
Lake Elsinore School Financing Authority
    Revenue Bonds Series 1997
        09-01-02                                                 5.10                205,000                    213,717
        09-01-03                                                 5.20                220,000                    231,603
Long Beach Harbor Revenue Bonds Series 1993 A.M.T.
        05-15-02                                                 4.50                500,000                    512,865
Southern California College of Optometry
    Educational Facilities Authority College
    Revenue Bonds Series 1997B
        04-01-99                                                 4.90                340,000                    342,135
Total                                                                                                         1,300,320

Colorado (3.4%)
Arvada Urban Renewal Authority
    Tax Allocation Refunding Revenue Bonds
    Series 1997A (MBIA Insured)
        09-01-02                                                 5.25                200,000                    209,542
Denver City & County Airport Revenue Bonds Series 1996 (MBIA Insured) A.M.T.
        11-15-00                                                 4.80                500,000                    511,125
Denver City & County School District 1 Facility
    Certificate of Participation
    Series 1996 (AMBAC Insured)
        12-15-05                                                 5.00                 30,000                     31,749
Highlands Ranch District 3 Douglas County
    (ACA Insured)
        12-01-01                                                 4.30                200,000                    201,850
Total                                                                                                           954,266

Connecticut (1.2%)
State Development Authority Refunding Revenue Bonds
    Church Homes Incorporated 1st Mortgage
    Gross Health Care Series 1997
        04-01-00                                                 4.65                200,000                    202,158
State Unlimited General Obligation Bonds Series 1995A
        03-15-00                                                 5.00                130,000                    132,734
Total                                                                                                           334,892

Florida (4.3%)
Grand Haven Community Development District
    Special Assessment Bonds Flagler County Series 1997A
        05-01-02                                                 6.30                300,000                    308,265
Lakewood Ranch Community Development District 1
    Manatec County Benefit Special Assessment Bonds
    Series 1998
        05-01-17                                                 7.30                250,000                    255,810
North Springs Improvement Special Assessment
    District Revenue Bonds Parkland Isles Series 1997B
        05-01-05                                                 6.25                500,000                    513,420
State Ports Financing  Commission Port District  Revenue Bonds Series 1996 (MBIA
    Insured) A.M.T.
        06-01-03                                                 4.60                100,000                    102,890
Total                                                                                                         1,180,385

Georgia (1.0%)
Clarke County Hospital Authority Hospital Revenue Certificates
    Series 1996 (MBIA Insured)
        01-01-01                                                 5.00                150,000                    154,087
Dalton Development Authority Revenue Certificates
    Series 1996 (MBIA Insured)
        08-15-04                                                 4.63                125,000                    129,300
Total                                                                                                           283,387

Hawaii (0.7%)
State Housing Finance & Development
    Single Family Mortgage Revenue Bonds
    Series 1998A A.M.T.
        07-01-01                                                 4.25                200,000                    200,188

Illinois (7.4%)
Chicago Unlimited General Obligation
    Refunding Bonds Series 1996B (FGIC Insured)
        01-01-00                                                 5.00                130,000                    132,252
Chicago Unlimited Tax General Obligation
    Refunding Bonds Series 1996B (FGIC Insured)
        01-01-02                                                 6.00                520,000                    552,687
Dundee Township Open Space General Obligation Bonds
    Series 1997 (FSA Insured)
        12-01-02                                                 4.40                250,000                    254,962
Health Facility Authority Nursing Home
    Refunding Revenue Bonds
    Covenant Retirement Communities Series 1998
        12-01-00                                                 4.20                415,000                    417,258
McDonough County Hospital District
    Hospital Facility Refunding Revenue Bonds
    Series 1998
        07-01-01                                                 4.35                200,000                    201,208
North Chicago Unlimited General Obligation
    Refunding Bonds Series 1996 (FGIC Insured)
        01-01-01                                                 4.60                200,000                    203,802
State Educational Facilities Authority Revenue Bonds
    Lewis University Series 1996
        10-01-03                                                 5.10                140,000                    145,697
State Health Facilities Authority Hospital
    Refunding Revenue Bonds Series 1996A
        08-15-03                                                 5.00                125,000                    129,819
Total                                                                                                         2,037,685

Indiana (1.4%)
Health Facility Finance Authority
    Hospital Revenue Bonds
    Jackson County Schneck Memorial Hospital
    Series 1998
        02-15-00                                                 4.15                100,000                    100,223
State Bank Revenue Bonds Series B
        02-01-99                                                 5.00                160,000                    160,491
State Transportation Finance Authority Airport
    Facility Lease Refunding Revenue Bonds
    Series 1996A (AMBAC Insured)
        11-01-03                                                 4.50                125,000                    128,662
Total                                                                                                           389,376

Iowa (0.7%)
Higher Education Loan Authority Refunding Revenue Bonds
    Luther College Series 1997
        09-01-99                                                 4.40                200,000                    201,148

Kansas (0.7%)
State Development Finance Authority
    Health Facilities Revenue Bonds Hays Medical Center
    Series B (MBIA Insured)
        11-15-00                                                 5.00                200,000                    205,754

Louisiana (2.2%)
Jefferson Parish Home Mortgage Authority Single Family
    Revenue Bonds Series 1997A
    (GNMA & FNMA Insured) A.M.T.
        06-01-07                                                 4.90                285,000                    292,171
State Public Facilities Authority College Revenue Bonds
    Series 1997
        02-01-03                                                 5.10                100,000                    103,648
State Unlimited Tax General Obligation
    Refunding Bonds Series 1996A
        08-01-02                                                 6.00                200,000                    214,784
Total                                                                                                           610,603

Maine (0.4%)
State Technical College System Certificates of Participation
    Series 1997 (MBIA Insured)
        01-01-02                                                 4.80                100,000                    102,871

Massachusetts (1.1%)
State Health & Educational Facility Authority
    Hospital Revenue Bonds
    Milford-Whitinsville Regional Hospital
    Series 1998C
        07-15-01                                                 5.00                300,000                    305,817

Michigan (6.0%)
Chippewa County Finance Authority
    Hospital Refunding Revenue Bonds
    Chippewa County War Memorial Hospital
    Series 1997B
        11-01-01                                                 4.75                200,000                    201,814
Concord Academy Certificate of Participation
        Series 1998
        10-01-03                                                 5.70                175,000                    174,692
Detroit Sewer Disposal Refunding Revenue Bonds
    Series 1993A (FGIC Insured)
        07-01-05                                                 5.25                 25,000                     26,649
Garden City Hospital Finance Authority
    Hospital Revenue Bonds Series 1998
        09-01-03                                                 5.38                200,000                    197,316
State Hospital Finance Authority
    Refunding Revenue Bonds
    Chelsea Community Hospital
    Series 1998
        05-15-01                                                 4.50                200,000                    201,430
State Hospital Finance Authority Revenue Bonds
    Series 1997
        01-01-99                                                 5.40                125,000                    125,182
        01-01-00                                                 5.60                135,000                    137,101
State Trunk Line Fuel Sales Tax
    Refunding Revenue Bonds 1st Series 1992B
        10-01-99                                                 5.10                100,000                    101,659
Summit Academy Certificate of Participation
    Series 1998
        09-01-04                                                 5.70                500,000                    500,460
Total                                                                                                         1,666,303

Minnesota (4.3%)
Crow Finance Authority Tribal Purpose
    Revenue Bonds Series 1998
        10-01-02                                                 5.00                315,000                    323,937
Hastings Healthcare Tax-Exempt Nursing Home
    Revenue Bonds Regina Medical Center (ACA Insured)
        09-15-03                                                 4.30                285,000                    287,317
Minneapolis Community Development Agency
    Limited Tax Supported Development Revenue Common
    Fund Bonds Series 1997
        06-01-99                                                 4.70                160,000                    161,208
Minneapolis Community Development Agency
    Limited Tax Supported Development Revenue Common
    Fund Bonds Series 1997 A.M.T.
        06-01-99                                                 4.90                205,000                    206,761
        06-01-00                                                 5.10                215,000                    219,414
Total                                                                                                         1,198,637

Mississippi (1.1%)
Jackson Airport Authority Revenue Bonds
    (AMBAC Insured) A.M.T.
        12-01-01                                                 6.25                135,000                    144,223
        12-01-02                                                 6.25                145,000                    157,125
Total                                                                                                           301,348

Missouri (1.9%)
Kansas City Water Revenue Bonds Series 1996B
        12-01-99                                                 5.75                100,000                    102,647
State Health & Educational Facility Authority
    Hospital Revenue Bonds Series 1993A
        05-15-02                                                 4.50                125,000                    127,727
West Plains Industrial Development Authority
    Hospital Revenue Bonds
    Ozarks Medical Center
        11-15-01                                                 4.60                290,000                    292,308
Total                                                                                                           522,682

Nevada (1.1%)
Clark County Special Improvement District 108
    Local Improvement Bonds Series 1997
        02-01-99                                                 4.90                200,000                    200,536
Washoe County Limited General Obligation
    Refunding Bonds Series 1993B (AMBAC Insured)
        09-01-00                                                 4.80                100,000                    102,250
Total                                                                                                           302,786

New Hampshire (0.4%)
State Business Finance Authority Resource
    Recovery Revenue Bonds (MBIA Insured)
        07-01-01                                                 4.65                100,000                    102,230

New Mexico (4.7%)
Sandoval County Multi-family Refunding Revenue
    Bonds Meadowlark Apartments Series 1998B A.M.T.
        07-01-01                                                 6.38                600,000                    602,502
Santa Fe County Lifecare Revenue Bonds
    El Castillo Retirement Series 1998A
        05-15-04                                                 5.00                200,000                    201,992
Santa Fe Educational Facilities College
    Improvement Refunding Revenue Bonds Series 1997
        10-01-03                                                 5.20                235,000                    245,279
        10-01-04                                                 5.30                245,000                    257,642
Total                                                                                                         1,307,415

New York (7.4%)
New York City Individual Development Agency
    Civilian Facilities Revenue Bonds Young Men's
    Christian Association Greater New York
        08-01-02                                                 5.00                300,000                    307,347
New York City Unlimited General Obligation Bonds
    Series 1997G
        10-15-00                                                 5.00                100,000                    102,463
        10-15-02                                                 5.00                200,000                    207,104
State Dormitory Authority Federal Housing
    Authority Insured Hospital Revenue Bonds
    Series 1996 (AMBAC Insured)
        02-01-01                                                 5.00                125,000                    128,351
State Dormitory Authority Health Care Facilities
    Revenue Bonds Mental Health Services Series 1997B
        08-15-02                                                 5.00                500,000                    517,045
State Environmental Facilities Corporation
    Special Obligation Lease Refunding Revenue Bonds
    Series 1996 (AMBAC Insured)
        04-01-01                                                 4.60                200,000                    204,280
State Mortgage Agency Single Family Housing
    Revenue Bonds Series 1998 A.M.T.
        04-01-01                                                 4.15                500,000                    501,215
State Urban Development Corporation Lease Revenue Bonds
    Series 1996-97
        01-01-04                                                 5.00                 70,000                     72,538
Total                                                                                                         2,040,343

North Carolina (0.4%)
Union City Unlimited General Obligation Bonds
    Series 1996B (MBIA Insured)
        05-01-01                                                 5.25                100,000                    103,851

North Dakota (2.1%)
State Housing Finance Agency Home Mortgage Finance
    Revenue Bonds Single Family Housing
    Series 1998A A.M.T.
        01-01-01                                                 4.20                200,000                    200,644
        07-01-01                                                 4.20                275,000                    276,089
Ward County Health Care Facility Revenue Bonds
    Series 1996A
        07-01-03                                                 5.40                100,000                    103,763
Total                                                                                                           580,496

Ohio (3.8%)

Carroll Water & Sewer District Unlimited Tax
    General Obligation Bonds
        12-01-10                                                 6.25                235,000                    250,303
Cleveland Cuyahoga County Port Authority
    Refunding Revenue Bonds
    Sub Rock & Roll Hall of Fame
        12-01-02                                                 5.10                300,000                    311,082
Sandusky County Hospital Facilities Refunding
    Revenue Bonds Memorial Hospital
        01-01-00                                                 4.40                500,000                    502,620
Total                                                                                                         1,064,005

Oklahoma (1.0%)
Enid Municipal Authority Sales Tax & Utility
    Refunding Revenue Bonds
    Series 1996 (AMBAC Insured)
        02-01-00                                                 4.50                250,000                    253,228
Norman Hospital Authority Refunding Revenue Bonds
    Series 1996A (MBIA Insured)
        09-01-04                                                 5.00                 30,000                     31,416
Total                                                                                                           284,644

Oregon (0.2%)
Health Sciences University College Revenue Bonds
    Series 1995A (MBIA Insured)
        07-01-02                                                 4.38                 60,000                     61,266

Pennsylvania (5.4%)
Clarion County Hospital Authority
    Hospital Refunding Revenue Bonds
    Clarion Hospital Series 1997
        07-01-00                                                 4.60                200,000                    201,850
        07-01-01                                                 4.75                200,000                    202,662
Commonwealth of Pennsylvania Unlimited General
    Obligation Bonds 3rd Series 1993
        09-01-00                                                 4.50                150,000                    152,665
Cumberland County Municipal Authority
    Nursing Home Revenue Bonds Series 1996
        12-01-03                                                 5.35                125,000                    128,306
Delaware County Industrial Development Authority
    Pollution Control Refunding Revenue Bonds Series 1997A
        01-01-01                                                 5.30                500,000                    510,375
New Wilmington Municipal Authority
    College Revenue Bonds
    Westminster College Series 1998
        03-01-00                                                 4.30                190,000                    191,237
Philadelphia Independent Development Authority Lease
    Revenue Bonds Series 1996A (MBIA Insured)
        02-15-01                                                 4.45                 70,000                     71,152
Philadelphia Intergovernmental Cooperation Authority
    Special Tax Revenue Bonds Series 1992
        06-15-02                                                 6.00                 40,000                     42,454
Total                                                                                                         1,500,701

Rhode Island (0.7%)
State Refunding Certificates of Participation
    Series 1997 (MBIA Insured)
        10-01-02                                                 4.70                200,000                    205,798

South Carolina (0.3%)
Pickens County School District Unlimited General
    Obligation Bonds Series 1996A (FGIC Insured)
        05-01-06                                                 4.90                 70,000                     73,471

South Dakota (1.3%)
Sioux Falls Health Facilities
    Hospital Revenue Bonds
    Evangelical Lutheran Good Samaritan Society
    Series 1998B (AMBAC Insured)
        06-01-01                                                 4.45                200,000                    201,286
Sioux Falls Sales Tax Revenue Bonds
    Series 1996A (AMBAC Insured)
        11-15-04                                                 5.00                150,000                    158,286
Total                                                                                                           359,572

Tennessee (1.8%)
Knox County Unlimited Tax General
    Obligation Bonds Series 1997
        02-01-03                                                 4.45                500,000                    512,730

Texas (8.8%)
Austin Utility System Refunding Revenue Bonds
    Series 1993
        05-15-99                                                 5.00                300,000                    302,547
Denison Hospital Authority Revenue Bonds Series 1997
        08-15-02                                                 5.45                255,000                    263,224
Harris County Municipal Utilities District 196
    Water & Sewer Revenue Bonds Series 1998
        09-01-03                                                 4.40                140,000                    140,028
        09-01-04                                                 4.50                155,000                    154,991
Houston Water & Sewer System Junior Lien
    Refunding Revenue Bonds Series 1992C (MBIA Insured)
        12-01-99                                                 5.10                100,000                    101,946
Houston Water & Sewer System Prior Lien
    Refunding Revenue Bonds Series 1992B (MBIA Insured)
        12-01-02                                                 5.75                500,000                    535,890
Houston Water & Sewer System Refunding Revenue Bonds
    Series 1992B
        12-01-99                                                 5.25                250,000                    254,933
Hutto Independent School District Unlimited Tax
    School Building & Refunding Bonds
    Series 1997 Permanent School Fund Guarantee
        02-01-00                                                 4.40                100,000                    101,189
North Municipal Water District Solid Waste
    Disposal Systems Revenue Bonds Series 1996
    (AMBAC Insured)
        09-01-04                                                 4.90                 35,000                     36,676
Tyler Health Facility Development Hospital Revenue Bonds
    Mother Frances Hospital Series 1997A
        07-01-99                                                 5.00                200,000                    201,696
University of Texas Permanent Fund College
    Refunding Revenue Bonds Series 1996
        07-01-99                                                 4.50                 40,000                     40,345
Webb County Certificates of Participation
    Series 1997A Asset Guaranty
        10-01-00                                                 4.45                300,000                    304,185
Total                                                                                                         2,437,650

Utah (2.3%)
Granger & Hunter Improvement District
    Water & Sewer Refunding Revenue Bonds
    Series 1998 (FSA Insured)
        03-01-00                                                 4.00                300,000                    302,055
Salt Lake City College Revenue Bonds
    Westminster College Series 1997
        10-01-00                                                 4.50                185,000                    186,271
Salt Lake City School District Unlimited General
    Obligation Bonds Series 1995A
        03-01-01                                                 5.25                150,000                    155,334
Total                                                                                                           643,660

Virginia (0.4%)
Chesapeake Individual Development Authority Public Facility
    Lease Revenue Bonds Series 1996 (MBIA Insured)
        06-01-03                                                 4.80                100,000                    103,583

Washington (2.6%)
State Higher Education Facilities Authority
    Refunding Revenue Bonds
    University of Puget Sound
        10-01-01                                                 5.00                200,000                    206,656
State Housing Finance Commission
    Single Family Program Bonds
    (FNMA Insured) A.M.T.
        06-01-01                                                 4.30                205,000                    205,018
State Public Power Supply System Nuclear Project 3
    Refunding Revenue Bonds Series 1993B
        07-01-02                                                 5.15                300,000                    312,222
Total                                                                                                           723,896

West Virginia (0.4%)
State Facility Authority Community Building
    Series A (MBIA Insured)
        07-01-02                                                 5.00                100,000                    104,018

Wisconsin (2.2%)
State Health & Education Facility Authority
    College Revenue Bonds
    Carroll College Series 1998
        10-01-00                                                 4.30                200,000                    201,378
State Health & Education Facility Authority
    Nursing Home Revenue Bonds
    St. Johns Home of Milwaukee & Sunrise Care Center
    Series 1997
        12-15-01                                                 4.70                100,000                    101,326
State Health & Educational Facilities Authority
    Revenue Bonds Meriter Hospital Series 1996
        12-01-99                                                 4.65                100,000                    101,439
State Health & Educational Facilities Authority
    Revenue Bonds Series 1996 (MBIA Insured)
        12-01-04                                                 4.75                150,000                    155,546
State Unlimited General Obligation Bonds Series 1996F
        11-15-02                                                 4.50                 35,000                     35,944
Total                                                                                                           595,633

Wyoming (0.7%)
Teton County School District 1 Public Facilities
    Joint Powers
        06-01-01                                                 4.20                200,000                    202,222

Total municipal bonds
(Cost: $26,445,169)                                                                                         $26,951,279


Municipal notes (4.4%)
Issuer(c,d)                                                  Effective                Amount                   Value(a)
                                                                 yield            payable at
                                                                                    maturity
Burke County Georgia Development Authority
Pollution Control Revenue Bonds (Georgia Power) Plant
Vogtle Series 1995 V.R.
        04-01-25                                                 3.25%              $200,000                   $200,000
Burke County Georgia Development Authority
Pollution Control Revenue Bonds (Georgia Power) Plant
Vogtle Series 1997
        09-01-34                                                 3.35                100,000                    100,000
Burke County Georgia Development Authority
Pollution Control Revenue Bonds (Georgia Power) Plant
Vogtle 5th Series 1994
        07-01-24                                                 3.20                100,000                    100,000
Cohasset Minnesota Revenue Bonds
(Minnesota Power & Light)
        06-01-13                                                 3.25                100,000                    100,000
Ohio State Air Quality Development Cincinnati Gas & Electric Series 1995A V.R.
        09-01-30                                                 3.25                100,000                    100,000

Total municipal notes
(Cost: $600,000)                                                                                               $600,000

Total investments in securities
(Cost: $27,045,169)(e)                                                                                      $27,551,279



See accompanying notes to investments in securities.

(This annual report is not part of the prospectus.)    ANNUAL REPORT -- 1998


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:

AMBAC       --     American Municipal Bond Association Corporation
BIG         --     Bond Investors Guarantee
CGIC        --     Capital Guaranty Insurance Company
FGIC        --     Financial Guarantee Insurance Corporation
FHA         --     Federal Housing Authority
FNMA        --     Federal National Mortgage Association
FSA         --     Financial Security Assurance
GNMA        --     Government National Mortgage Association
MBIA        --     Municipal Bond Investors Assurance

(c) The following abbreviations may be used in portfolio descriptions:

A.M.T.     --     Alternative Minimum Tax -- As of Nov. 30, 1998, the value of securities subject to alternative minimum tax represented
                  17.47% of net assets.
B.A.N.     --     Bond Anticipation Note
C.P.       --     Commercial Paper
R.A.N.     --     Revenue Anticipation Note
T.A.N.     --     Tax Anticipation Note
T.R.A.N.   --     Tax & Revenue Anticipation Note
V.R.       --     Variable Rate
V.R.D.B.   --     Variable Rate Demand Bond
V.R.D.N.   --     Variable Rate Demand Note

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions, rates shown are the effective rates on Nov. 30, 1998.

(e) At Nov. 30, 1998, the cost of securities for federal income tax purposes was $27,045,169 and the aggregate gross unrealized appreciation and depreciation based on the cost was:

Unrealized appreciation .............................................$509,111
Unrealized depreciation .............................................. (3,001)

Net unrealized appreciation..........................................$506,110


IDS INTERMEDIATE TAX-EXEMPT FUND
(This annual report is not part of the prospectus.)

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
IDS TAX-EXEMPT BOND FUND, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of IDS Tax-Exempt Bond Fund, (a series of IDS Tax-Exempt Bond Fund, Inc.) as of November 30, 1998, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period ended November 30, 1998. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Tax-Exempt Bond Fund at November 30, 1998, and the results of its operations, changes in its net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


/s/KPMG Peat Marwick LLP
KPMG Peat Marwick LLP
Minneapolis, Minnesota
January 8, 1999


IDS TAX-EXEMPT BOND FUND    (This annual report is not part of the prospectus.)


Financial Statements

Statement of assets and liabilities
IDS Tax Exempt Bond Fund

Nov. 30, 1998

Assets
Investments in securities, at value (Note 1)
    (identified cost $884,420,384)                                                                      $1,018,385,301
Accrued interest receivable                                                                                 15,840,485
Receivable for investment securities sold                                                                      840,000
                                                                                                               -------
Total assets                                                                                             1,035,065,786
                                                                                                         -------------

Liabilities
Dividends payable to shareholders                                                                              824,418
Disbursement in excess of cash on demand deposit                                                               232,947
Payable for investment securities purchased                                                                 15,189,010
Accrued investment management services fee                                                                      37,598
Accrued distribution fee                                                                                         2,131
Accrued service fee                                                                                             14,636
Accrued transfer agency fee                                                                                      3,070
Accrued administrative services fee                                                                              3,338
                                                                                                                 -----
Total liabilities                                                                                           16,307,148
                                                                                                            ----------
Net assets applicable to outstanding capital stock                                                      $1,018,758,638
                                                                                                        ==============

Represented by
Capital stock-- $.01 par value (Note 1)                                                                 $    2,437,648
Additional paid-in capital                                                                                 914,114,939
Undistributed net investment income                                                                             54,104
Accumulated net realized gain (loss) (Note 5)                                                              (31,812,970)
Unrealized appreciation (depreciation) on investments                                                      133,964,917
                                                                                                           -----------
Total-- representing net assets applicable to outstanding capital stock                                 $1,018,758,638
                                                                                                        ==============
Net assets applicable to outstanding shares:                      Class A                               $  983,855,590
                                                                  Class B                               $   34,891,931
                                                                  Class Y                               $       11,117
Net asset value per share of outstanding capital stock:           Class A shares       235,414,730      $         4.18
                                                                  Class B shares         8,347,366      $         4.18
                                                                  Class Y shares             2,660      $         4.18

See accompanying notes to financial statements.


(This annual report is not part of the prospectus.)     ANNUAL REPORT -- 1998


Statement of operations
IDS Tax Exempt Bond Fund

Year ended Nov. 30, 1998

Investment income
Income:
Interest                                                                                                   $58,207,808
                                                                                                           -----------
Expenses (Note 2):
Investment management services fee                                                                           4,606,339
Distribution fee -- Class B                                                                                    221,246
Transfer agency fee                                                                                            425,528
Incremental transfer agency fee-- Class B                                                                        1,322
Service fee
    Class A                                                                                                  1,712,601
    Class B                                                                                                     51,110
    Class Y                                                                                                         11
Administrative services fees and expenses                                                                      422,070
Compensation of board members                                                                                   12,014
Custodian fees                                                                                                  33,794
Postage 54,182
Registration fees                                                                                               64,964
Reports to shareholders                                                                                          9,245
Audit fees                                                                                                      35,000
Other                                                                                                           24,219
                                                                                                                ------
Total expenses                                                                                               7,673,645
    Earnings credits on cash balances (Note 2)                                                                (107,751)
                                                                                                              --------
Total net expenses                                                                                           7,565,894
                                                                                                             ---------
Investment income (loss) -- net                                                                             50,641,914
                                                                                                            ----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
    Security transactions (Note 3)                                                                           3,931,075
    Financial futures contracts                                                                                 98,800
                                                                                                                ------
Net realized gain (loss) on investments                                                                      4,029,875
Net change in unrealized appreciation (depreciation) on investments                                         14,379,392
                                                                                                            ----------
Net gain (loss) on investments                                                                              18,409,267
                                                                                                            ----------
Net increase (decrease) in net assets resulting from operations                                            $69,051,181
                                                                                                           -----------

See accompanying notes to financial statements.

IDS TAX-EXEMPT BOND FUND   (This annual report is not part of the prospectus.)

Statements of changes in net assets
IDS Tax Exempt Bond Fund

Year ended Nov. 30,                                                                           1998                1997

Operations and distributions
Investment income (loss)-- net                                                      $   50,641,914      $   53,372,146
Net realized gain (loss) on security transactions                                        4,029,875           4,908,245
Net change in unrealized appreciation (depreciation) on investments                     14,379,392          18,124,449
                                                                                        ----------          ----------
Net increase (decrease) in net assets resulting from operations                         69,051,181          76,404,840
                                                                                        ----------          ----------
Distributions to shareholders from:
    Net investment income
        Class A                                                                        (49,578,026)        (52,470,173)
        Class B                                                                         (1,248,165)           (952,585)
        Class Y                                                                               (547)               (522)
                                                                                              ----                ----
Total distributions                                                                    (50,826,738)        (53,423,280)
                                                                                       -----------         -----------

Capital share transactions (Note 4)
Proceeds from sales
    Class A shares (Note 2)                                                             66,212,026          52,223,529
    Class B shares                                                                      13,408,510           7,592,260
Reinvestment of distributions at net asset value
    Class A shares                                                                      33,468,237          35,670,478
    Class B shares                                                                       1,034,720             796,513
    Class Y shares                                                                             547                 522
Payments for redemptions
    Class A shares                                                                    (131,187,960)       (180,159,766)
    Class B shares (Note 2)                                                             (4,607,635)         (4,187,660)
                                                                                        ----------          ----------
Increase (decrease) in net assets from capital share transactions                      (21,671,555)        (88,064,124)
                                                                                       -----------         -----------
Total increase (decrease) in net assets                                                 (3,447,112)        (65,082,564)
Net assets at beginning of year                                                      1,022,205,750       1,087,288,314
                                                                                     -------------       -------------
Net assets at end of year                                                           $1,018,758,638      $1,022,205,750
                                                                                    ==============      ==============
Undistributed net investment income                                                 $       54,104      $      182,753
                                                                                    --------------      --------------

See accompanying notes to financial statements.


(This annual report is not part of the prospectus.)     ANNUAL REPORT -- 1998

Notes to Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

IDS Tax-Exempt Bond Fund (a series of IDS Tax-Exempt Bond Fund, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IDS Tax-Exempt Bond Fund, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in investment-grade bonds and other debt securities whose interest is exempt from federal income tax.

The Fund offers Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write covered call options on the portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund may realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $56,175 and accumulated net realized loss has been increased by $56,175.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES

Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for managing its portfolio and providing administrative services. Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $15.50
o Class B $16.50
o Class Y $15.50

Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing Fund shares were $1,349,305 for Class A and $37,368 for Class B for the year ended Nov. 30, 1998.

During the year ended Nov. 30, 1998, the Fund's custodian and transfer agency fees were reduced by $107,751 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $192,001,923 and $176,868,085, respectively, for the year ended Nov. 30, 1998. Realized gains and losses are determined on an identified cost basis.



4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                                        Year ended Nov. 30, 1998
                                                           Class A                   Class B                 Class Y
Sold                                                    15,936,719                 3,225,410                      --
Issued for reinvested distributions                      8,065,228                   249,252                     130
Redeemed                                               (31,574,929)               (1,109,858)                     --
                                                       -----------                ----------
Net increase (decrease)                                 (7,572,982)                2,364,804                     130

                                                                        Year ended Nov. 30, 1997
                                                          Class A                   Class B                  Class Y
Sold                                                    13,009,697                 1,888,443                      --
Issued for reinvested distributions                      8,904,140                   198,576                     130
Redeemed                                               (44,990,511)               (1,043,800)                     --
                                                       -----------                ----------
Net increase (decrease)                                (23,076,674)                1,043,219                     130


5. CAPITAL LOSS CARRYOVER

For federal income tax purposes, the Fund has a capital loss carryover of $8,131,600 at Nov. 30, 1998 that will expire in 2002 if not offset by subsequent capital gains. It is unlikelythe board will authorize a distribution of any realized capital gains until the available capital loss carryover has been offset or expires.

6. BANK BORROWINGS

The Fund entered into a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than 5 business days plus 367% of advances over 5 business days. The agreement, which enables the Fund to participate with other IDS Funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended Nov. 30, 1998.

7. FINANCIAL HIGHLIGHTS

"Financial highlights" showing per share data and selected financial information is presented on pages 27 and 28 of the prospectus.


(This annual report is not part of the prospectus.)      ANNUAL REPORT -- 1998


Investments in Securities

IDS Tax-Exempt Bond Fund
Nov. 30, 1998

(Percentages represent value of investments compared to net assets)

Municipal bonds (97.9%)
Name of issuer and title of issue(e)                           Coupon              Principal                   Value(a)
                                                                 rate                 amount
Alabama (0.5%)
State Public School & College Authority Capital
    Improvements Revenue Bonds Series 1998
    (FSA Insured)
        11-01-18                                                 4.25%            $5,680,000                 $5,200,040

Alaska (0.6%)
North Slope Borough General Obligation Bonds
    Zero Coupon Series 1994B (CGIC Insured)
        06-30-04                                                 7.05              3,000,000(c)               2,386,500
        06-30-05                                                 7.15              3,000,000(c)               2,278,890
State Housing Finance Veterans Mortgage
    Corporation Collateralized Bonds Series 1990
    (GNMA/FNMA Insured)
        12-01-30                                                 7.50              1,195,000                  1,260,116
Total                                                                                                         5,925,506

Arizona (4.2%)
Maricopa County Industrial Development Authority
    Multi-family Housing Revenue Bonds Series 1996A
        07-01-26                                                 6.63              2,500,000                  2,910,725
Phoenix Industrial Development Authority
    Refunding Revenue Bonds Christian Care
    Apartments
        01-01-16                                                 6.25              2,000,000                  2,121,960
Phoenix Industrial Development Authority
    Single Family Mortgage Revenue Capital
    Appreciation Bonds Zero Coupon
    Escrowed to Maturity
        12-01-14                                                 6.69             39,000,000(c)              18,001,229
Phoenix Junior Lien Street & Highway User
    Refunding Revenue Bonds Series 1992
        07-01-11                                                 6.25             10,350,000                 11,281,811
Tucson Street & Highway User Pre-refunded
    Revenue Bonds Series 1991B
        07-01-10                                                 6.25              8,250,000                  8,680,073
Total                                                                                                        42,995,798

California (9.0%)
Anaheim Public Finance Authority Capital
    Appreciation Improvements Revenue Bonds
    Zero Coupon Series 1997C (FSA Insured)
        09-01-17                                                 5.72              9,195,000(c)               3,582,556
Bakersfield Certificates of Participation
    Zero Coupon Escrowed to Maturity
        04-15-21                                                 5.25             10,500,000(c)               3,257,415
Foothill/Eastern Transportation Corridor Agency
    Toll Road Revenue Bonds Series 1995A
        01-01-35                                                 5.00             12,000,000                 11,516,039
Los Angeles County Pre-refunded Certificates of
    Participation
        05-01-15                                                 6.71              3,600,000                  3,910,716
Los Angeles International Airport Regional Airports
    Improvements Corporation Refunding Revenue
    Bonds Delta Airlines
        11-01-25                                                 6.35              5,000,000                  5,455,850
Orange County Certificates of Participation Civic
    Center Facility Capital Appreciation Refunding
    Bonds Zero Coupon (AMBAC Insured)
        12-01-18                                                 6.97             13,795,000(c)               5,018,069
Riverside County Asset Leasing Corporation
    Leasehold Revenue Bonds Riverside County
    Hospital Zero Coupon Series 1997 (MBIA Insured)
        06-01-20                                                 5.20              7,835,000(c)               2,625,352
Sacramento Cogeneration Authority Pre-refunded
    Revenue Bonds Procter & Gamble Series 1995
        07-01-14                                                 6.50              5,000,000                  5,829,200
San Joaquin Hills Transportation Corridor Agency
    Capital Appreciation Toll Road Refunding Revenue
    Bonds Zero Coupon Series 1997A (MBIA Insured)
        01-15-25                                                 5.21              4,450,000(c)               1,187,839
        01-15-26                                                 5.43             15,000,000(c)               3,806,550
        01-15-31                                                 5.23             10,500,000(c)               2,062,935
San Jose Redevelopment Agency Merged Area
    Redevelopment Tax Allocation Bonds Series 1993
    (MBIA Insured)
        08-01-24                                                 4.75              9,000,000                  8,676,090
Southern California Public Power Authority Revenue
    Bonds Mead Adelanto Series 1994A
    (AMBAC Insured)
        07-01-20                                                 4.88              6,590,000                  6,473,159
State Public Works Board California Community
    Colleges Lease Pre-refunded Revenue Bonds
    Series 1994B
        03-01-19                                                 7.00              3,900,000                  4,573,335
State Public Works Board University of California
    Lease Refunding Revenue Bonds Series 1993A
    (AMBAC Insured)
        06-01-14                                                 5.50              7,275,000                  7,969,617
        06-01-23                                                 5.00              6,000,000                  5,949,780
Ukiah Unified School District Mendocino County
    Certificates of Participation Series 1993
        09-01-10                                                 6.00              3,790,000                  4,037,260
West Covina Redevelopment Agency Community
    Facilities District Special Tax Refunding Bonds
    Series 1996
        09-01-17                                                 6.00              5,000,000                  5,609,950
Total   91,541,712

Colorado (2.1%)
Arapahoe County Public Highway Authority Capital
    Improvements Trust Fund E-470 Highway
    Pre-refunded Revenue Bonds
        08-31-26                                                 7.00              5,685,000                  6,819,043
Castle Rock Ranch Improvements Public Facility
    Revenue Bonds Series 1996
        12-01-11                                                 6.38              5,750,000                  6,715,828
E-470 Highway Revenue Bonds Zero Coupon
    Series 1997B (MBIA Insured)
        09-01-22                                                 5.34              6,000,000(c)               1,794,420
State Health Facilities Authority Hospital
    Improvements Refunding Revenue Bonds
    Parkview Episcopal Medical Center Series 1995
        09-01-16                                                 6.00              4,000,000                  4,232,440
State Health Facilities Authority Revenue Bonds
    Liberty Heights Zero Coupon Escrowed to Maturity
        07-15-22                                                 5.54              5,925,000(c)               1,725,775
Total                                                                                                        21,287,506

Connecticut (0.9%)
State General Obligation Bonds Series 1992A
        03-15-06                                                 6.40              8,000,000                  8,766,640

Delaware (0.2%)
University of Delaware Revenue Bonds Series 1989
        11-01-14                                                 6.00              2,000,000                  2,051,680

District of Columbia (2.6%)
District Unlimited Tax General Obligation
    Refunding Bonds Series 1998B (MBIA Insured)
        06-01-17                                                 6.00              2,000,000                  2,263,020
General Obligation Bonds Zero Coupon
    Series 1994B (MBIA Insured)
        06-01-13                                                 6.63             23,945,000(c)              11,866,184
        06-01-14                                                 6.64             26,415,000(c)              12,377,541
Total                                                                                                        26,506,745

Florida (3.7%)
Duvall County Housing Authority Single Family
    Mortgage Refunding Revenue Bonds Series 1991
    (FGIC Insured)
        07-01-24                                                 7.35              3,430,000                  3,644,409
Gulf Breeze Capital Funding Revenue Bonds
    Series 1998B (MBIA Insured)
        10-01-27                                                 4.50             10,000,000                  9,283,300
Jacksonville Excise Taxes Refunding Revenue
    Bonds Series 1992 (AMBAC Insured)
        10-01-08                                                 6.50              5,000,000                  5,558,200
St. John's River Waste Management District Land
    Acquisition Pre-refunded Revenue Bonds
    Series 1989 (AMBAC Insured)
        07-01-09                                                 6.00              7,000,000                  7,119,630
State Board of Education Administration Capital
    Outlay Public Education Pre-refunded Bonds
    Series 1991C
        06-01-08                                                 6.50              5,025,000                  5,529,209
        06-01-09                                                 6.50              6,200,000                  6,822,108
Total                                                                                                        37,956,856

Georgia (4.0%)
Municipal Electric Authority Pre-refunded Revenue
    Bonds Series 1989T
        01-01-25                                                 6.50              5,000,000                  5,014,350
Municipal Electric Authority Refunding Revenue
    Bonds Project 1 Series 1998A (MBIA Insured)
        01-01-19                                                 4.50             10,070,000                  9,533,773
Municipal Electric Authority Special Obligation
    Bonds Project 1 4th Crossover Series 1997X
    (Secondary MBIA Insured)
        01-01-20                                                 6.50             19,550,000                 23,574,172
Richmond County Development Authority Revenue
    Bonds Zero Coupon Escrowed to Maturity
        12-01-21                                                 5.74              7,880,000(c)               2,328,855
Total                                                                                                        40,451,150

Hawaii (0.6%)
Honolulu City & County Pre-refunded General
    Obligation Bonds Series 1992A
        03-01-06                                                 6.30              5,880,000                  6,438,365

Idaho (0.4%)
Health Facilities Authority Revenue Bonds
    Bannock Regional Medical Center Series 1995
        05-01-17                                                 6.38              1,450,000                  1,571,641
        05-01-25                                                 6.13              2,250,000                  2,392,987
Total                                                                                                         3,964,628

Illinois (8.5%)
Alton Madison County Hospital Facility Refunding
    Revenue Bonds St. Anthony's Health Center
    Series 1996
        09-01-10                                                 6.00              2,975,000                  3,120,180
        09-01-14                                                 6.00              1,765,000                  1,860,734
Chicago Public Building Commission Building
    Revenue Bonds Chicago Board of Education
    Series 1990A Escrowed to Maturity
    (MBIA Insured)
        01-01-18                                                 6.50             23,500,000                 24,244,011
Cook & Will Counties Township High School
    District 206 Capital Appreciation Bonds
    Zero Coupon Series 1994C (AMBAC Insured)
        12-01-10                                                 6.55              2,605,000(c)               1,505,638
Cook County School District 170 Chicago Heights
    Pre-refunded Capital Appreciation Bonds
    Zero Coupon Series 1994C (AMBAC Insured)
        12-01-09                                                 6.50              2,155,000(c)               1,332,113
        12-01-10                                                 6.55              2,155,000(c)               1,263,196
Cook County Unlimited Tax General Obligation
    Bonds Series 1989
        11-01-09                                                 6.50              5,800,000                  5,975,218
Development Finance Authority Pollution Control
    Refunding Revenue Bonds Illinois Power
    Series 1991A
        07-01-21                                                 7.38             10,000,000                 11,504,400
Development Finance Authority Regency Park
    Retirement Housing Revenue Bonds Zero Coupon
    Series 1991B Escrowed to Maturity
        07-15-25                                                 6.50             10,000,000(c)               2,328,000
Development Finance Authority Retirement Housing
    Revenue Bonds Zero Coupon Escrowed to Maturity
        04-15-20                                                 7.75             13,745,000(c)               4,265,348
Educational Facilities Authority Revenue Bonds
    Columbian College
        12-01-17                                                 6.88              2,760,000                  3,049,579
        12-01-18                                                 6.13              3,015,000                  3,130,384
Educational Facilities Authority Revenue Bonds
    Lewis University Series 1996
        10-01-16                                                 6.10              2,005,000                  2,131,295
Health Facilities Authority Refunding Revenue
    Bonds Edwards Hospital Series 1993A
        02-15-19                                                 6.00              3,055,000                  3,216,946
Health Facilities Authority Refunding Revenue
    Bonds Masonic Medical Center Series 1993
        10-01-19                                                 5.50              5,000,000                  5,134,150
Metropolitan Pier & Exposition Authority
    Dedicated State Tax Capital Appreciation
    Refunding Revenue Bonds McCormick Place
    Expansion Zero Coupon Series 1993A
    (FGIC Insured)
        06-15-10                                                 6.64             11,000,000(c)               6,493,080
        06-15-16                                                 6.80              9,000,000(c)               3,733,110
        06-15-21                                                 6.54              5,000,000(c)               1,571,150
Metropolitan Pier & Exposition Authority
    Dedicated State Tax Capital Appreciation
    Refunding Revenue Bonds McCormick Place
    Expansion Zero Coupon Series 1994
    (MBIA Insured)
        06-15-20                                                 5.70              3,070,000(c)               1,022,371
Total                                                                                                        86,880,903

Indiana (2.5%)
Municipal Power Agency Power Supply System
    Pre-refunded Revenue Bonds Series 1989A
    (AMBAC Insured)
        01-01-16                                                 6.50              8,800,000                  9,000,728
Seymour Economic Development Revenue Bonds
    Union Camp Series 1992
        07-01-12                                                 6.25              2,870,000                  3,328,540
Transportation Finance Authority Highway Revenue
    Bonds Series 1990A
        06-01-15                                                 7.25             10,000,000                 12,727,000
Total                                                                                                        25,056,268

Iowa (0.3%)
State Finance Authority Single Family
    Mortgage-backed Securities Program Bonds
    Series 1991A
        07-01-16                                                 7.25              3,035,000                  3,205,688

Kentucky (0.8%)
Muhlenberg County Hospital Refunding Revenue
    Bonds Muhlenberg Community Hospital
    Series 1996
        07-01-10                                                 6.75              3,820,000                  4,041,713
Owensboro Electric Light & Power Refunding
    Revenue Bonds Zero Coupon Series 1991B
    (AMBAC Insured)
        01-01-15                                                 6.65              9,125,000(c)               4,208,085
Total                                                                                                         8,249,798

Louisiana (2.4%)
Bastrop Industrial Development Board Pollution
    Control Refunding Revenue Bonds International
    Paper Series 1992A
        03-01-07                                                 6.90              6,875,000                  7,448,238
New Orleans Capital Appreciation General Obligation
    Refunding Revenue Bonds Zero Coupon
    (AMBAC Insured)
        09-01-12                                                 6.63              6,250,000(c)               3,211,750
New Orleans Home Mortgage Authority Special
    Obligation Refunding Bonds Series 1992
    Escrowed to Maturity
        01-15-11                                                 6.25              9,000,000                 10,349,010
Public Facilities Authority Revenue Bonds
    Centenary College Series 1997
        02-01-17                                                 5.90              1,000,000                  1,055,470
Public Facilities Authority Revenue Bonds
    Windsor Multi-family Housing Foundation
    Series 1996A
        01-01-15                                                 6.13              3,385,000(b)               2,538,750
Total                                                                                                        24,603,218

Maryland (2.8%)
Health & Higher Education Facilities Authority
    Revenue Bonds Anne Arundel Medical Center
    (AMBAC Insured)
        07-01-23                                                 5.00              7,000,000                  6,980,050
Health & Higher Education Facilities Authority
    Revenue Bonds Frederick Memorial Hospital
    Series 1993 (FGIC Insured)
        07-01-28                                                 5.00             10,000,000                  9,968,900
State Community Development Administration
    Department of Housing & Community
    Development Single Family Program Bonds
    1st Series 1991
        04-01-17                                                 7.30             10,500,000                 11,076,345
Total                                                                                                        28,025,295

Massachusetts (1.6%)
Health & Education Facilities Authority Pre-refunded
    Revenue Bonds Melrose-Wakefield Hospital
    Series 1992B
        07-01-16                                                 6.38              1,430,000                  1,574,759
Health & Education Facilities Authority Revenue
    Bonds Valley Regional Health System Series 1994C
    (Connie Lee Insured)
        07-01-18                                                 5.75              3,500,000                  3,702,335
Municipal Wholesale Electric Power Supply System
    Pre-refunded Revenue Bonds Series 1992B
        07-01-17                                                 6.75             10,000,000                 11,183,300
Total                                                                                                        16,460,394

Michigan (2.6%)
Battle Creek Calhoun County Downtown
    Development Authority Pre-refunded Bonds
    Series 1994
        05-01-22                                                 7.65              3,750,000                  4,463,213
Detroit Downtown Development Authority
    Development Area Project 1 Junior Lien
    Tax Increment Refunding Bonds Series 1996D
        07-01-25                                                 6.50              6,000,000                  7,001,520
Detroit Water Supply System Refunding Revenue
    Bonds Series 1992 (FGIC Insured)
        07-01-07                                                 6.25              2,000,000                  2,184,980
State Hospital Finance Authority Refunding Revenue
    Bonds Central Michigan Community Hospital
        10-01-16                                                 6.25              2,225,000                  2,416,884
State Hospital Finance Authority Refunding Revenue
    Bonds Greater Detroit Sinai Hospital Series 1995
        01-01-16                                                 6.63              2,000,000                  2,230,180
State Hospital Finance Authority Refunding Revenue
    Bonds Presbyterian Villages Obligated Group
    Series 1995
        01-01-15                                                 6.40              1,000,000                  1,073,980
        01-01-25                                                 6.50              1,000,000                  1,077,090
State Hospital Finance Authority Refunding Revenue
    Bonds Presbyterian Villages Obligated Group
    Series 1997
        01-01-15                                                 6.38                400,000                    431,292
Strategic Fund Limited Tax Obligation Refunding
    Revenue Bonds Ford Motor Series 1991A
        02-01-06                                                 7.10              5,000,000                  5,885,200
Total                                                                                                        26,764,339

Minnesota (2.9%)
Minneapolis & St. Paul Housing & Redevelopment
    Authority Health Care System Series 1990A
    (MBIA Insured)
        08-15-05                                                 7.40              4,500,000                  4,863,240
Rochester Health Care Facilities Revenue Bonds
    Mayo Foundation Series 1992A
        11-15-19                                                 4.95             15,000,000                 14,732,849
St. Paul Housing & Redevelopment Authority Health
    Care Facilities Revenue Bonds Regions Hospital
    Series 1998
        05-15-28                                                 5.30              4,125,000                  3,999,394
State Housing Finance Agency Single Family
    Mortgage Revenue Bonds Series 1988E
        02-01-14                                                 7.65              3,750,000                  3,835,088
Washington County Housing & Redevelopment
    Authority Refunding Revenue Bonds Woodbury
    Multi-family Housing Series 1996
        12-01-23                                                 6.95              2,460,000                  2,555,153
Total                                                                                                        29,985,724

Mississippi (0.3%)
Medical Center Educational Building Hospital
    Refunding Revenue Bonds University of
    Mississippi Medical Center Series 1998B
    (AMBAC Insured)
        12-01-23                                                 5.50              3,000,000                  3,239,700

Missouri (1.0%)
St. Louis Regional Convention & Sports Complex
    Authority Pre-refunded Revenue Bonds
    Series 1991C
        08-15-21                                                 7.90              8,500,000                  9,951,281

Nevada (0.4%)
Clark County Special Improvement District 108
    Local Improvement Bonds Summerline
    Series 1997
        02-01-12                                                 6.50              4,440,000                  4,580,970

New Hampshire (0.1%)
Higher Education & Health Facilities Authority
    College Revenue Bonds New Hampshire College
    Series 1997
        01-01-27                                                 6.38              1,000,000                  1,055,890

New Jersey (1.7%)
State Turnpike Authority Revenue Bonds
    Series 1991C
        01-01-05                                                 6.50             16,000,000                 16,933,760

New York (9.9%)
Dormitory Authority New York City University
    System Consolidated 2nd Generation Resource
    Revenue Bonds Series 1994A
        07-01-18                                                 5.75              5,500,000                  6,054,785
Dormitory Authority State Courts Facilities Lease
    Revenue Bonds Series 1993A
        05-15-21                                                 5.25             20,000,000                 20,119,200
Dormitory Authority State Department of Health
    Refunding Revenue Bonds
        07-01-20                                                 5.50              3,060,000                  3,130,258
New York City General Obligation Bonds
    Series 1992B
        10-01-17                                                 6.75             11,150,000                 12,415,525
New York City Pre-refunded Unlimited General
    Obligation Bonds Series 1994B-1
        08-15-16                                                 7.00              8,850,000                 10,307,241
State Medical Care Facilities Finance Agency Mental
    Health Services Facilities Improvements Refunding
    Revenue Bonds Series 1993F
        02-15-14                                                 5.38              7,510,000                  7,705,485
State Mortgage Agency Homeowner Mortgage
    Revenue Bonds Series 1991TT
        04-01-15                                                 7.50             15,945,000                 17,052,380
State Urban Development Correctional Capital
    Facilities Revenue Bonds 4th Series 1993
        01-01-23                                                 5.38             23,815,000                 24,156,744
Total                                                                                                       100,941,618

North Carolina (3.9%)
Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series 1989A
        01-01-24                                                 6.50             20,000,000                 20,028,800
Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series 1993D
        01-01-16                                                 5.60              6,500,000                  6,596,590
Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series 1993G
        12-01-16                                                 5.75             12,750,000                 13,270,073
Total   39,895,463

North Dakota (0.5%)
Ward County Health Care Facilities Refunding
    Revenue Bonds Trinity Obligated Group
    Series 1996B
        07-01-21                                                 6.25              4,365,000                  4,691,939

Ohio (1.0%)
Carroll Water & Sewer District Unlimited Tax
    General Obligation Bonds
        12-01-10                                                 6.25                950,000                  1,011,864
Columbus Sewerage System Refunding Revenue
    Bonds Series 1992
        06-01-05                                                 6.30              3,500,000                  3,831,625
Water & Air Quality Development Authority
    Pollution Control Refunding Revenue Bonds
    Cleveland Electric Illuminating Series 1995
        08-01-25                                                 7.70                300,000                    341,571
Water & Air Quality Development Authority
    Pollution Control Refunding Revenue Bonds
    Ohio Edison Series 1993A
        05-15-29                                                 5.95              5,000,000                  5,167,550
Total                                                                                                        10,352,610

Oklahoma (0.4%)
Stillwater Medical Center Authority Hospital
    Revenue Bonds Series 1997B
        05-15-12                                                 6.35              1,000,000                  1,077,200
Valley View Hospital Authority Refunding Revenue
    Bonds Series 1996
        08-15-14                                                 6.00              2,695,000                  2,836,488
Total                                                                                                         3,913,688

Pennsylvania (3.7%)
Delaware County Industrial Development Authority
    Pollution Control Refunding Revenue Bonds
    Philadelphia Electric Series 1991A
        04-01-21                                                 7.38             23,540,000                 25,272,779
Delaware County Industrial Development Authority
    Pollution Control Refunding Revenue Bonds
    Series 1997A
        07-01-13                                                 6.10              4,000,000                  4,267,200
Lancaster Unlimited Tax General Obligation Bonds
    Series 1998A (FGIC Insured)
        05-01-28                                                 4.50              6,000,000                  5,531,460
Philadelphia Hospital & Higher Education Facilities
    Authority Hospital Revenue Bonds
    Friends Hospital Series 1993
        05-01-11                                                 6.20              2,500,000                  2,585,925
Total   37,657,364

Rhode Island (0.2%)
Providence Special Tax Increment Obligation Bonds
    Series 1996D
        06-01-16                                                 6.65              1,500,000                  1,646,250

South Carolina (0.4%)
Horry County Hospital Refunding Revenue Bonds
    Conway Hospital Series 1992
        07-01-12                                                 6.75              3,840,000                  4,161,830

Tennessee (0.2%)
Nashville & Davidson Counties Health & Education
    Facilities Board Revenue Bonds Zero Coupon
    Escrowed to Maturity
        06-01-21                                                 5.71              7,500,000(c)               2,301,150

Texas (13.4%)
Austin Utility System Capital Appreciation
    Refunding Revenue Bonds Zero Coupon
    (AMBAC Insured)
        11-15-10                                                 6.51              5,055,000(c)               2,951,665
Austin Utility System Capital Appreciation
    Refunding Revenue Bonds Zero Coupon
    Series 1992A (MBIA Insured)
        11-15-10                                                 6.61             16,000,000(c)               9,342,560
Austin Utility System Combined Utility
    Refunding Revenue Bonds Series 1992
    (AMBAC Insured)
        11-15-06                                                 6.25             10,500,000                 11,564,805
Coastal Water Authority Water Conveyance System
    Refunding Revenue Bonds Series 1991
    Escrowed to Maturity (AMBAC Insured)
        12-15-17                                                 6.25              5,000,000                  5,370,950
Cypress-Fairbanks Independent School District
    Harris County Pre-refunded Unlimited Tax
    Schoolhouse Bonds Series 1990 (FGIC Insured)
        08-01-08                                                 6.50              1,500,000                  1,574,190
Frisco Independent School District Unlimited
    General Obligation Bonds Series 1998A
    Permanent School Fund Guarantee
        08-15-29                                                 4.50              3,245,000                  2,963,074
Harris County Health Facilities Development
    Hermann Hospital Revenue Bonds (MBIA Insured)
        10-01-24                                                 6.38              8,820,000                  9,989,797
Houston Water & Sewer System Junior Lien
    Refunding Revenue Bonds Zero Coupon
    Series 1991C (AMBAC Insured)
        12-01-08                                                 6.60              8,000,000(c)               5,191,520
Municipal Power Agency Capital Appreciation
    Refunding Revenue Bonds Zero Coupon
    (AMBAC Insured)
        09-01-09                                                 6.90             18,000,000(c)              11,189,880
Northwest Independent School District Unlimited
    Tax General Obligation Capital Appreciation
    Refunding Revenue Bonds Zero Coupon
    Series 1997 Permanent School Fund Guarantee
        08-15-17                                                 6.23              3,000,000(c)               1,049,250
San Antonio Electric & Gas Systems Pre-refunded
    Revenue Bonds Series 1989A
        02-01-12                                                 6.50             26,250,000                 26,776,417
San Antonio Electric & Gas Systems Refunding
    Revenue Bonds Series 1989
        02-01-14                                                 6.00              6,000,000                  6,106,380
San Antonio Electric & Gas Systems Refunding
    Revenue Bonds Series 1998A
        02-01-21                                                 4.50              2,500,000                  2,333,500
San Antonio Water Refunding Revenue Bonds
    (FGIC Insured)
        05-15-07                                                 6.40             25,000,000                 27,414,999
State Public Property Financial Corporation Lease
    Revenue Bonds Mental Health Mental Retardation
    Series 1996
        09-01-16                                                 6.20              2,340,000                  2,493,972
Turnpike Authority Dallas North Tollway
    Pre-refunded Revenue Bonds Series 1990
    (AMBAC Insured)
        01-01-20                                                 6.00             10,000,000                 10,024,400
Total                                                                                                       136,337,359

Virginia (0.7%)
Augusta County Industrial Development Authority
    Refunding Revenue Bonds Augusta Hospital
    Series 1993 (AMBAC Insured)
        09-01-21                                                 5.13              3,600,000                  3,573,432
Fairfax County Water Authority Refunding Revenue
    Bonds Series 1997
        04-01-21                                                 5.00              3,750,000                  3,831,112
Total                                                                                                         7,404,544

Washington (5.5%)
Auburn School District 408 King County Unlimited
    Tax General Obligation Bonds Series 1992A
        12-01-06                                                 6.38              8,000,000                  9,178,160
Issaquah School District 411 King County
    Unlimited Tax General Obligation Bonds
    Series 1992
        12-01-08                                                 6.38             16,675,000                 19,419,704
King County Housing Authority Pooled Housing
    Refunding Revenue Bonds Series 1995A
        03-01-26                                                 6.80              2,500,000                  2,690,175
Public Hospital District 1 King County Hospital
    Facility Refunding Revenue Bonds
    Valley Medical Center
        09-01-20                                                 5.75              3,000,000                  3,330,030
Public Power Supply System Nuclear Power
    Project 1 Pre-refunded Revenue Bonds
    Series 1989A
        07-01-17                                                 6.00             12,130,000                 12,333,056
Public Power Supply System Nuclear Power
    Project 3 Capital Appreciation Refunding Revenue
    Bonds Zero Coupon Series 1989B (MBIA Insured)
        07-01-13                                                 6.61             10,360,000(c)               5,084,274
Spokane County School District 356 Unlimited
    General Obligation Bonds Series 1998B
    Zero Coupon (FGIC Insured)
        12-01-15                                                 5.08             10,330,000(c)               4,446,239
Total                                                                                                        56,481,638

West Virginia (1.0%)
School Building Authority Capital Improvements
    Pre-refunded Revenue Bonds Series 1990B
    (MBIA Insured)
        07-01-20                                                 6.00              9,730,000                 10,112,486

Wyoming (0.4%)
Community Development Authority Single Family
    Mortgage Bonds Federally Insured or Guaranteed
    Mortgage Loan Series 1991B
        06-01-31                                                 7.40%            $3,510,000                 $3,707,508

Total municipal bonds
(Cost: $863,720,384)                                                                                       $997,685,301



Municipal notes (2.0%)
Issuer(d,e,f)                                               Effective                 Amount                   Value(a)
                                                                yield             payable at
                                                                                    maturity

Clark County Nevada (Nevada Cogeneration)
Project 1 Series 1991 V.R.
        11-01-21                                                 3.45%              $600,000                   $600,000
Geisinger Pennsylvania Health System Authority
Series 1998B V.R.
        08-15-28                                                 3.25              4,200,000                  4,200,000
Mobile Alabama Industrial Development Board
Pollution Control Revenue Power Company V.R.
        06-01-15                                                 3.30              6,100,000                  6,100,000
Monroe County Georgia Development Authority
(Georgia Power) 2nd Series 1995 V.R.
        07-01-25                                                 3.65              1,400,000                  1,400,000
New York City General Obligation Bonds
Series 1994B-5 V.R.
        08-15-22                                                 3.35              1,500,000                  1,500,000
New York City General Obligation Bonds
Series 1994B-6 V.R. (MBIA Insured)
        08-15-05                                                 3.35                200,000                    200,000
Wayne Charter County Michigan Airport
Transportation Revenue Receipts
Series 1998 V.R. A.M.T.
        12-01-22                                                 3.55              6,700,000                  6,700,000

Total municipal notes
(Cost: $20,700,000)                                                                                         $20,700,000

Total investments in securities
(Cost: $884,420,384)(g)                                                                                  $1,018,385,301


See accompanying notes to investments in securities.

IDS TAX-EXEMPT BOND FUND    (This annual report is not part of the prospectus.)


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. Items identified are in default as to payment of interest and/or principal.

(c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 1998.

(e) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:

ACA        --    ACA Financial Guaranty Corporation
AMBAC      --    American Municipal Bond Association Corporation
BIG        --    Bond Investors Guarantee
CGIC       --    Capital Guaranty Insurance Company
FGIC       --    Financial Guarantee Insurance Corporation
FHA        --    Federal Housing Authority
FNMA       --    Federal National Mortgage Association
FSA        --    Financial Security Assurance
GNMA       --    Government National Mortgage Association
MBIA       --    Municipal Bond Investors Assurance

(f) The following abbreviations may be used in the portfolio descriptions:

A.M.T.     --    Alternative Minimum Tax-- As of Nov. 30, 1998, the value of securities subject to alternative minimum tax represented 0.66%
                 of net assets.
B.A.N.     --    Bond Anticipation Note
C.P.       --    Commercial Paper
R.A.N.     --    Revenue Anticipation Note
T.A.N.     --    Tax Anticipation Note
T.R.A.N.   --    Tax & Revenue Anticipation Note
V.R.       --    Variable Rate
V.R.D.B.   --    Variable Rate Demand Bond
V.R.D.N.   --    Variable Rate Demand Note

(g) At Nov. 30, 1998, the cost of securities for federal income tax purposes was $882,568,413 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation..........................................$136,664,297
Unrealized depreciation..............................................(847,409)

Net unrealized appreciation......................................$135,816,888


(This annual report is not part of the prospectus.)      ANNUAL REPORT -- 1998

PART C.    OTHER INFORMATION

Item 23. Exhibits.

(a) Articles of Incorporation amended October 17, 1988, filed as Exhibit 1 to Post-Effective Amendment No. 23 to this Registration Statement, are incorporated by reference.

(b) By-Laws as amended Feb. 14, 1991, filed as Exhibit 2 to Post-Effective Amendment No. 20 to this Registration Statement, are incorporated by reference.

(c) Stock certificate, filed as Exhibit 4 to Registrant's Registration Statement No. 2-57382 on September 30, 1976, is incorporated by reference.

(d)(1) Investment Management Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed as
         Exhibit  5  to   Registrant's   Post-Effective   Amendment  No.  42  to
         Registration Statement 2-57328 is incorporated by reference.

(d)(2) Investment Management Services Agreement between Registrant on behalf of IDS Intermediate Tax-Exempt Fund and American Express Financial Corporation, dated Nov. 13, 1996, is incorporated by reference to
         Exhibit 5(a) of Registrant's Post-Effective Amendment No. 43 filed on or about Jan. 27, 1998.

(e)(1) Distribution Agreement between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as
         Exhibit 6 to Registrant's Post-Effective Amendment No. 42 to Registration Statement 2-57328 is incorporated by reference.

(e)(2) Distribution Agreement between Registrant on behalf of IDS Intermediate Tax-Exempt Fund and American Express Financial Advisors Inc., dated Nov. 13, 1996, is incorporated by reference to Exhibit 6(a) of Registrant's Post-Effective Amendment No. 43 filed on or about Jan. 27, 1998.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement between Registrant and First National Bank of Minneapolis, dated August 16, 1979, filed electronically as Exhibit 8 to Registrant's Post-Effective Amendment No. 42 to Registration Statement 2-57328 is incorporated by reference.

(g)(2) Custodian Agreement between Registrant on behalf of IDS Intermediate Tax-Exempt Fund and First Bank National Association, dated Nov. 13, 1996, is incorporated by reference to Exhibit 8(a) of Registrant's Post-Effective Amendment No. 43 filed on or about Jan. 27, 1998.

(h)(1) Administrative Services Agreement between Registrant and American Express Financial Corporation dated March 20, 1995, filed electronically as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 42 to Registration Statement 2-57328 is incorporated by reference.

(h)(2) Administrative Services Agreement between Registrant on behalf of IDS Intermediate Tax-Exempt Fund and American Express Financial Corporation, dated Nov. 13, 1996, is incorporated by reference to
         Exhibit 9(e) of Registrant's Post-Effective Amendment No. 43 filed on or about Jan. 27, 1998.

(h)(3) License Agreement between Registrant and IDS Financial Corporation dated Jan. 25, 1988 is incorporated by reference to Exhibit (h)(3) to Registrant's Post-Effective Amendment No. 44 filed on or about Nov. 24, 1998.

(h)(4) Shareholder Service Agreement between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as
         Exhibit 9(b) to Registrant's Post-Effective Amendment No. 42 to Registration Statement 2-57328 is incorporated by reference.

(h)(5) Shareholder Service Agreement between Registrant on behalf of IDS Intermediate Tax-Exempt Fund and American Express Financial Advisors Inc., dated Nov. 13, 1996, is incorporated by reference to Exhibit 9(d) of Registrant's Post-Effective Amendment No. 43 filed on or about Jan. 27, 1998.

(h)(6) Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997 filed electronically on or about May 27, 1997 as Exhibit 9(e) to IDS Precious Metals Fund, Inc.'s Post-Effective Amendment No. 30 to Registration Statement No. 2-93745, is incorporated by reference. Registrant's Class Y Shareholder Service Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(7) Transfer Agency Agreement between Registrant and American Express Client Service Corporation, dated January 1, 1998, is incorporated by reference to Exhibit 9(a) of Registrant's Post-Effective Amendment No. 43 filed on or about Jan. 27, 1998.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)      Independent Auditors' Consent is filed electronically herewith.

(k)      Omitted Financial Statements: None.

(l)      Initial Capital Agreements: Not Applicable.

(m)(1) Plan and Agreement of Distribution between Registrant and American Express Financial Advisors Inc., dated March 20, 1995 filed electronically as Exhibit 15 to Registrant's Post-Effective Amendment No. 42 to Registration Statement 2-57328 is incorporated by reference.

(m)(2) Plan and Agreement of Distribution between Registrant on behalf of IDS Intermediate Tax-Exempt Fund and American Express Financial Advisors Inc., dated Nov. 13, 1996, is incorporated by reference to Exhibit 15(a) of Registrant's Post-Effective Amendment No. 43 filed on or about Jan. 27, 1998.

(n)      Financial Data Schedules are filed electronically herewith.

(o)      Rule 18f-3 Plan,  dated May 9, 1997,  is  incorporated  by reference to
         Exhibit 18 to IDS Equity Select Fund, Inc.'s Post Effective Amendment No. 86 to Registration Statement No. 2-13188 filed on or about Jan. 27, 1998.

(p)(1) Directors' Power of Attorney to sign amendments to this Registration Statement dated Jan. 14, 1999, is filed electronically herewith.

(p)(2) Officers' Power of Attorney to sign amendments to this Registration Statement dated Nov. 1, 1995, filed electronically as Exhibit 19(b) to Registrant's Post-Effective Amendment No. 39, is incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant:

                  None.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.


Item 26.          Business and Other Connections of Investment Adviser (American Express
                  Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

------------------------------- ---------------------------- ---------------------------- ----------------------------

Name and Title                  Other company(s)             Address                      Title within other
                                                                                          company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ronald G. Abrahamson,           American Express Client      IDS Tower 10                 Director and Vice President
Vice President                  Service Corporation          Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and Vice President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas A. Alger,               American Express Financial   IDS Tower 10                 Senior Vice President
Senior Vice President           Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Peter J. Anderson,              Advisory Capital             IDS Tower 10                 Director
Director and Senior Vice        Strategies Group Inc.        Minneapolis, MN 55440
President

                                American Express Asset                                    Director and Chairman of
                                Management Group Inc.                                     the Board

                                American Express Asset                                    Director, Chairman of the
                                Management International,                                 Board and Executive Vice
                                Inc.                                                      President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Capital Holdings Inc.                                 Director and President

                                IDS Futures Corporation                                   Director

                                NCM Capital Management       2 Mutual Plaza               Director
                                Group, Inc.                  501 Willard Street
                                                             Durham, NC  27701
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ward D. Armstrong,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Service                                  Vice President
                                Corporation

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

John M. Baker,                  American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Trust                                    Senior Vice President
                                Company

Joseph M. Barsky III,           American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Timothy V. Bechtold,            American Centurion Life      IDS Tower 10                 Director and President
Vice President                  Assurance Company            Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Executive Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Director and President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

John C. Boeder,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas W. Brewers,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Karl J. Breyer,                 American Express Financial   IDS Tower 10                 Corporate Senior Vice
Director, Corporate Senior      Advisors Inc.                Minneapolis, MN 55440        President
Vice President

                                American Express Financial                                Director
                                Advisors Japan Inc.

                                American Express Minnesota                                Director
                                Foundation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Cynthia M. Carlson,             American Enterprise          IDS Tower 10                 Director, President and
Vice President                  Investment Services Inc.     Minneapolis, MN 55440        Chief Executive Officer

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Service                                  Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mark W. Carter,                 American Express Financial   IDS Tower 10                 Senior Vice President and
Senior Vice President and       Advisors Inc.                Minneapolis, MN 55440        Chief Marketing Officer
Chief Marketing Officer

                                IDS Life Insurance Company                                Executive Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

James E. Choat,                 American Centurion Life      IDS Tower 10                 Executive Vice President
Director and Senior Vice        Assurance Company            Minneapolis, MN 55440
President

                                American Enterprise Life                                  Director, President and
                                Insurance Company                                         Chief Executive Officer

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company                                Executive Vice President
                                of New York
------------------------------- ---------------------------- ---------------------------- ----------------------------

Kenneth J. Ciak,                AMEX Assurance Company       IDS Tower 10                 Director and President
Vice President and General                                   Minneapolis, MN 55440
Manager

                                American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager

                                IDS Property Casualty        1 WEG Blvd.                  Director and President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul A. Connolly,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Colleen Curran,                 American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                American Express Service                                  Vice President and Chief
                                Corporation                                               Legal Counsel
------------------------------- ---------------------------- ---------------------------- ----------------------------

Luz Maria Davis                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas K. Dunning,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Gordon L. Eid,                  American Express Financial   IDS Tower 10                 Senior Vice President,
Director, Senior Vice           Advisors Inc.                Minneapolis, MN 55440        General Counsel and Chief
President, General Counsel                                                                Compliance Officer
and Chief Compliance Officer

                                American Express Financial                                Vice President and Chief
                                Advisors Japan Inc.                                       Compliance Officer

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Wyoming Inc.

                                IDS Real Estate Services,                                 Vice President
                                Inc.

                                Investors Syndicate                                       Director
                                Development Corp.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Robert M. Elconin,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Gordon M. Fines,                American Express Asset       IDS Tower 10                 Senior Vice President and
Vice President                  Management Group Inc.        Minneapolis, MN 55440        Chief Investment Officer

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas L. Forsberg,            American Centurion Life      IDS Tower 10                 Director
Vice President                  Assurance Company            Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Financial                                Director, President and
                                Advisors Japan Inc.                                       Chief Executive Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey P. Fox,                 American Enterprise Life     IDS Tower 10                 Vice President and
Vice President and Corporate    Insurance Company            Minneapolis, MN 55440        Controller
Controller

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Corporate Controller
------------------------------- ---------------------------- ---------------------------- ----------------------------

 Harvey Golub,                  American Express Company     American Express Tower       Chairman and Chief
Director                                                     World Financial Center       Executive Officer
                                                             New York, NY  10285

                                American Express Travel                                   Chairman and Chief
                                Related Services Company,                                 Executive Officer
                                Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

David A. Hammer,                American Express Financial   IDS Tower 10                 Vice President and
Vice President and Marketing    Advisors Inc.                Minneapolis, MN 55440        Marketing Controller
Controller

                                IDS Plan Services of                                      Director and Vice President
                                California, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lorraine R. Hart,               AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Centurion Life                                   Vice President
                                Assurance Company

                                American Enterprise Life                                  Vice President
                                Insurance Company

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and Vice
                                Insurance Company                                         President

                                IDS Certificate Company                                   Vice President

                                IDS Life Insurance Company                                Vice President

                                IDS Life Series Fund, Inc.                                Vice President

                                IDS Life Variable Annuity                                 Vice President
                                Funds A and B

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Scott A. Hawkinson,             American Express Financial   IDS Tower 10                 Vice President and
Vice President and Controller   Advisors Inc.                Minneapolis, MN 55440        Controller
------------------------------- ---------------------------- ---------------------------- ----------------------------

Janis K. Heaney,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James G. Hirsh,                 American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel
------------------------------- ---------------------------- ---------------------------- ----------------------------

Darryl G. Horsman,              American Express Trust       IDS Tower 10                 Director and President
Vice President                  Company                      Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey S. Horton,              AMEX Assurance Company       IDS Tower 10                 Vice President, Treasurer
Vice President and Corporate                                 Minneapolis, MN 55440        and Assistant Secretary
Treasurer

                                American Centurion Life                                   Vice President and
                                Assurance Company                                         Treasurer

                                American Enterprise                                       Vice President and
                                Investment Services Inc.                                  Treasurer

                                American Enterprise Life                                  Vice President and
                                Insurance Company                                         Treasurer

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.

                                American Express Client                                   Vice President and
                                Service Corporation                                       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Treasurer

                                American Express Financial                                Vice President and
                                Advisors Japan Inc.                                       Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oregon Inc.                                     Treasurer

                                American Express Minnesota                                Vice President and
                                Foundation                                                Treasurer

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.

                                American Partners Life                                    Vice President and
                                Insurance Company                                         Treasurer

                                IDS Cable Corporation                                     Director, Vice President
                                                                                          and Treasurer

                                IDS Cable II Corporation                                  Director, Vice President
                                                                                          and Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Certificate Company                                   Vice President and
                                                                                          Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Alabama Inc.                                              Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Massachusetts Inc.                                        Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                New Mexico Inc.                                           Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                North Carolina Inc.                                       Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Ohio Inc.                                                 Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Wyoming Inc.                                              Treasurer

                                IDS Life Insurance Company                                Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer

                                IDS Life Series Fund Inc.                                 Vice President and
                                                                                          Treasurer

                                IDS Life Variable Annuity                                 Vice President and
                                Funds A & B                                               Treasurer

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Treasurer

                                IDS Real Estate Services,                                 Vice President and
                                Inc.                                                      Treasurer

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer

                                IDS Sales Support Inc.                                    Vice President and
                                                                                          Treasurer

                                Investors Syndicate                                       Vice President and
                                Development Corp.                                         Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                Public Employee Payment                                   Vice President and
                                Company                                                   Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

David R. Hubers,                AMEX Assurance Company       IDS Tower 10                 Director
Director, President and Chief                                Minneapolis, MN 55440
Executive Officer

                                American Express Financial                                Chairman, President and
                                Advisors Inc.                                             Chief Executive Officer

                                American Express Service                                  Director and President
                                Corporation

                                IDS Certificate Company                                   Director

                                IDS Life Insurance Company                                Director

                                IDS Plan Services of                                      Director and President
                                California, Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Martin G. Hurwitz,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Jensen,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President

                                IDS Life Series Fund, Inc.                                Director
------------------------------- ---------------------------- ---------------------------- ----------------------------

Marietta L. Johns,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Nancy E. Jones,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Service                                  Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ora J. Kaine,                   American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Linda B. Keene,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

G. Michael Kennedy,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Susan D. Kinder,                American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Richard W. Kling,               AMEX Assurance Company       IDS Tower 10                 Director
Director and Senior Vice                                     Minneapolis, MN 55440
President

                                American Centurion Life                                   Director and Chairman of
                                Assurance Company                                         the Board

                                American Enterprise Life                                  Director and Chairman of
                                Insurance Company                                         the Board

                                American Express                                          Director and President
                                Corporation

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Insurance                                Director and President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                American Express Service                                  Vice President
                                Corporation

                                American Partners Life                                    Director and Chairman of
                                Insurance Company                                         the Board

                                IDS Certificate Company                                   Director and Chairman of
                                                                                          the Board

                                IDS Insurance Agency of                                   Director and President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and President
                                Wyoming Inc.

                                IDS Life Insurance Company                                Director and President

                                IDS Life Series Fund, Inc.                                Director and President

                                IDS Life Variable Annuity                                 Manager, Chairman of the
                                Funds A and B                                             Board and President

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

                                IDS Life Insurance Company   P.O. Box 5144                Director and Chairman of
                                of New York                  Albany, NY 12205             the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul F. Kolkman,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                IDS Life Series Fund, Inc.                                Vice President and Chief
                                                                                          Actuary

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Claire Kolmodin,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Steve C. Kumagai,               American Express Financial   IDS Tower 10                 Director and Senior Vice
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440        President
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Kurt A. Larson,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lori J. Larson,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Daniel E. Laufenberg,           American Express Financial   IDS Tower 10                 Vice President and Chief
Vice President and Chief U.S.   Advisors Inc.                Minneapolis, MN 55440        U.S. Economist
Economist
------------------------------- ---------------------------- ---------------------------- ----------------------------

Peter A. Lefferts,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Trust                                    Director
                                Company

                                IDS Plan Services of                                      Director
                                California, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas A. Lennick,             American Express Financial   IDS Tower 10                 Director and Executive
Director and Executive Vice     Advisors Inc.                Minneapolis, MN 55440        Vice President
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jonathan S. Linen,                                           IDS Tower 10
Director                                                     Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mary J. Malevich,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Fred A. Mandell,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Sarah A. Mealey,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paula R. Meyer,                 American Enterprise Life     IDS Tower 10                 Vice President
Vice President                  Insurance Company            Minneapolis, MN 55440

                                American Express                                          Director
                                Corporation

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and President
                                Insurance Company

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                Investors Syndicate                                       Director, Chairman of the
                                Development Corporation                                   Board and President
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

 William P. Miller,             Advisory Capital             IDS Tower 10                 Vice President
Vice President and Senior       Strategies Group Inc.        Minneapolis, MN 55440
Portfolio Manager

                                American Express Asset                                    Senior Vice President and
                                Management Group Inc.                                     Chief Investment Officer

                                American Express Financial                                Vice President and Senior
                                Advisors Inc.                                             Portfolio Manager
------------------------------- ---------------------------- ---------------------------- ----------------------------

James A. Mitchell,              AMEX Assurance Company       IDS Tower 10                 Director
Director and Executive Vice                                  Minneapolis, MN 55440
President

                                American Enterprise                                       Director
                                Investment Services Inc.

                                American Express Financial                                Executive Vice President
                                Advisors Inc.

                                American Express Service                                  Director and Senior Vice
                                Corporation                                               President

                                American Express Tax and                                  Director
                                Business Services Inc.

                                IDS Certificate Company                                   Director

                                IDS Life Insurance Company                                Director, Chairman of the
                                                                                          Board and Chief Executive
                                                                                          Officer

                                IDS Plan Services of                                      Director
                                California, Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Pamela J. Moret,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Trust                                    Vice President
                                Company

                                IDS Life Insurance Company                                Executive Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Barry J. Murphy,                American Express Client      IDS Tower 10                 Director and President
Director and Senior Vice        Service Corporation          Minneapolis, MN 55440
President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mary Owens Neal,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael J. O'Keefe,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James R. Palmer,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Carla P. Pavone,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                Public Employee Payment                                   Director and President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Thomas P. Perrine,              American Express Financial   IDS Tower 10                 Senior Vice President
Senior Vice President           Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Susan B. Plimpton,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ronald W. Powell,               American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                IDS Cable Corporation                                     Vice President and
                                                                                          Assistant Secretary

                                IDS Cable II Corporation                                  Vice President and
                                                                                          Assistant Secretary

                                IDS Management Corporation                                Vice President and
                                                                                          Assistant Secretary

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Assistant Secretary

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Assistant Secretary

                                IDS Realty Corporation                                    Vice President and
                                                                                          Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Punch,                 American Express Financial   IDS Tower 10                 Vice President and Project
Vice President and Project      Advisors Inc.                Minneapolis, MN 55440        Manager
Manager
------------------------------- ---------------------------- ---------------------------- ----------------------------

Frederick C. Quirsfeld,         American Express Asset       IDS Tower 10                 Senior Vice President and
Senior Vice President           Management Group Inc.        Minneapolis, MN 55440        Senior Portfolio Manager

                                American Express Financial                                Senior Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Rollyn C. Renstrom,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

ReBecca K. Roloff,              American Express Financial   IDS Tower 10                 Senior Vice President
Senior Vice President           Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stephen W. Roszell,             Advisory Capital             IDS Tower 10                 Director
Senior Vice President           Strategies Group Inc.        Minneapolis, MN 55440

                                American Express Asset                                    Director, President and
                                Management Group Inc.                                     Chief Executive Officer

                                American Express Asset                                    Director
                                Management International,
                                Inc.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Trust                                    Director
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Erven A. Samsel,                American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stuart A. Sedlacek,             AMEX Assurance Company       IDS Tower 10                 Director
Senior Vice President and                                    Minneapolis, MN 55440
Chief Financial Officer

                                American Enterprise Life                                  Executive Vice President
                                Insurance Company

                                American Express Financial                                Senior Vice President and
                                Advisors Inc.                                             Chief Financial Officer

                                American Express Trust                                    Director
                                Company

                                American Partners Life                                    Director and Vice President
                                Insurance Agency

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Executive Vice President
                                                                                          and Controller

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Donald K. Shanks,               AMEX Assurance Company       IDS Tower 10                 Senior Vice President
Vice President                                               Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Senior Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

F. Dale Simmons,                AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Centurion Life                                   Vice President
                                Assurance Company

                                American Enterprise Life                                  Vice President
                                Insurance

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Vice President
                                Insurance Company

                                IDS Certificate Company                                   Vice President

                                IDS Life Insurance Company                                Vice President

                                IDS Partnership Services                                  Director and Vice President
                                Corporation

                                IDS Real Estate Services                                  Chairman of the Board and
                                Inc.                                                      President

                                IDS Realty Corporation                                    Director and Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Judy P. Skoglund,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Bridget Sperl,                  American Express Client      IDS Tower 10                 Vice President
Vice President                  Service Corporation          Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lisa A. Steffes,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

William A. Stoltzmann,          American Enterprise Life     IDS Tower 10                 Director, Vice President,
Vice President and Assistant    Insurance Company            Minneapolis, MN 55440        General Counsel and
General Counsel                                                                           Secretary

                                American Express                                          Director, Vice President
                                Corporation                                               and Secretary

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Assistant General Counsel

                                American Partners Life                                    Director, Vice President,
                                Insurance Company                                         General Counsel and
                                                                                          Secretary

                                IDS Life Insurance Company                                Vice President, General
                                                                                          Counsel and Secretary

                                IDS Life Series Fund Inc.                                 General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Variable Annuity                                 General Counsel and
                                Funds A & B                                               Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

James J. Strauss,               American Express Financial   IDS Tower 10                 Vice President and General
Vice President and General      Advisors Inc.                Minneapolis, MN 55440        Auditor
Auditor
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey J. Stremcha,            American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Barbara Stroup Stewart,         American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Wesley W. Wadman,               American Express Asset       IDS Tower 10                 Executive Vice President
Vice President                  Management Group Inc.        Minneapolis, MN 55440

                                American Express Asset                                    Director and Senior Vice
                                Management International,                                 President
                                Inc.

                                American Express Asset                                    Director and Vice Chairman
                                Management Ltd.

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Fund Management Limited                               Director and Vice Chairman
------------------------------- ---------------------------- ---------------------------- ----------------------------

Norman Weaver Jr.,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael L. Weiner,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Capital Holdings Inc.                                 Vice President

                                IDS Futures Brokerage Group                               Vice President

                                IDS Futures Corporation                                   Vice President, Treasurer
                                                                                          and Secretary

                                IDS Sales Support Inc.                                    Director, Vice President
                                                                                          and Assistant Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lawrence J. Welte,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffry F. Welter,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Edwin M. Wistrand,              American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                American Express Financial                                Vice President and Chief
                                Advisors Japan Inc.                                       Legal Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael D. Wolf,                American Express Asset       IDS Tower 10                 Executive Vice President
Vice President                  Management Group Inc.        Minneapolis, MN 55440        and Senior Portfolio
                                                                                          Manager

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael R. Woodward,            American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Item 27. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

         IDS Bond Fund, Inc.; IDS California Tax-Exempt Trust; IDS Discovery
         Fund, Inc.; IDS Equity Select Fund, Inc.; IDS Extra Income Fund, Inc.;
         IDS Federal Income Fund, Inc.; IDS Global Series, Inc.; IDS Growth
         Fund, Inc.; IDS High Yield Tax-Exempt Fund, Inc.; IDS International
         Fund, Inc.; IDS Investment Series, Inc.; IDS Managed Retirement Fund,
         Inc.; IDS Market Advantage Series, Inc.; IDS Money Market Series, Inc.;
         IDS New Dimensions Fund, Inc.; IDS Precious Metals Fund, Inc.; IDS
         Progressive Fund, Inc.; IDS Selective Fund, Inc.; IDS Special
         Tax-Exempt Series Trust; IDS Stock Fund, Inc.; IDS Strategy Fund, Inc.;
         IDS Tax-Exempt Bond Fund, Inc.; IDS Tax-Free Money Fund, Inc.; IDS
         Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust;
         Income Trust, Tax-Free Income Trust, World Trust and IDS Certificate
         Company.

(b) As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address            Position and Offices with          Offices with Registrant
                                               Underwriter
---------------------------------------------- ---------------------------------- ----------------------------
Ronald G. Abrahamson                           Vice President-Service Quality     None
IDS Tower 10                                   and Reengineering
Minneapolis, MN  55440

Douglas A. Alger                               Senior Vice President-Human        None
IDS Tower 10                                   Resources
Minneapolis, MN  55440

Peter J. Anderson                              Senior Vice President-Investment   Vice President
IDS Tower 10                                   Operations
Minneapolis, MN  55440

Ward D. Armstrong                              Vice President-American Express    None
IDS Tower 10                                   Retirement Services
Minneapolis, MN  55440

John M. Baker                                  Vice President-Plan Sponsor        None
IDS Tower 10                                   Services
Minneapolis, MN  55440

Joseph M. Barsky III                           Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

Timothy V. Bechtold                            Vice President-Risk Management     None
IDS Tower 10                                   Products
Minneapolis, MN  55440

John D. Begley                                 Group Vice President-Ohio/Indiana  None
Suite 100
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                                Group Vice President-Los Angeles   None
Suite 900, E. Westside Twr                     Metro
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder                                 Vice President-Mature Market       None
IDS Tower 10                                   Group
Minneapolis, MN  55440

Walter K. Booker                               Group Vice President-New Jersey    None
Suite 200, 3500 Market Street
Camp Hill, NJ  17011

Bruce J. Bordelon                              Group Vice President-Gulf States   None
Galleria One Suite 1900
Galleria Blvd.
Metairie, LA  70001

Charles R. Branch                              Group Vice President-Northwest     None
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                             Vice President-Sales Support       None
IDS Tower 10
Minneapolis, MN  55440

Karl J. Breyer                                 Corporate Senior Vice President    None
IDS Tower 10
Minneapolis, MN  55440

Cynthia M. Carlson                             Vice President-American Express    None
IDS Tower 10                                   Securities Services
Minneapolis, MN  55440

Mark W. Carter                                 Senior Vice President and Chief    None
IDS Tower 10                                   Marketing Officer
Minneapolis, MN  55440

James E. Choat                                 Senior Vice                        None
IDS Tower 10                                   President-Institutional Products
Minneapolis, MN  55440                         Group

Kenneth J. Ciak                                Vice President and General         None
IDS Property Casualty                          Manager-IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                               Vice President-Advisor Staffing,   None
IDS Tower 10                                   Training and Support
Minneapolis, MN 55440

Roger C. Corea                                 Group Vice President-Upstate New   None
290 Woodcliff Drive                            York
Fairport, NY  14450

Henry J. Cormier                               Group Vice President-Connecticut   None
Commerce Center One
333 East River Drive
East Hartford, CT  06108

John M. Crawford                               Group Vice President-Arkansas/     None
Suite 200                                      Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                                 Group Vice                         None
Suite 312                                      President-Carolinas/Eastern
7300 Carmel Executive Pk                       Georgia
Charlotte, NC  28226

Colleen Curran                                 Vice President and Assistant       None
IDS Tower 10                                   General Counsel
Minneapolis, MN  55440

Luz Maria Davis                                Vice President-Communications      None
IDS Tower 10
Minneapolis, MN  55440

Scott M. DiGiammarino                          Group Vice                         None
Suite 500, 8045 Leesburg Pike                  President-Washington/Baltimore
Vienna, VA  22182

Bradford L. Drew                               Group Vice President-Eastern       None
Two Datran Center                              Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                             Vice President-Assured Assets      None
IDS Tower 10                                   Product Development and
Minneapolis, MN  55440                         Management

James P. Egge                                  Group Vice President-Western       None
4305 South Louise, Suite 202                   Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Gordon L. Eid                                  Senior Vice President, General     None
IDS Tower 10                                   Counsel and Chief Compliance
Minneapolis, MN  55440                         Officer

Robert M. Elconin                              Vice President-Government          None
IDS Tower 10                                   Relations
Minneapolis, MN  55440

Phillip W. Evans                               Group Vice President-Rocky         None
Suite 600                                      Mountain
6985 Union Park Center
Midvale, UT  84047-4177






Louise P. Evenson                              Group Vice President-San           None
Suite 200                                      Francisco Bay Area
1333 N. California Blvd.
Walnut Creek, CA  94596

Gordon M. Fines                                Vice President-Mutual Fund         None
IDS Tower 10                                   Equity Investments
Minneapolis, MN  55440

Douglas L. Forsberg                            Vice President-Institutional       None
IDS Tower 10                                   Products Group
Minneapolis, MN  55440

Jeffrey P. Fox                                 Vice President and Corporate       None
IDS Tower 10                                   Controller
Minneapolis, MN  55440

William P. Fritz                               Group Vice President-Gateway       None
Suite 160
12855 Flushing Meadows Dr
St. Louis, MO  63131

Carl W. Gans                                   Group Vice President-Twin City     None
8500 Tower Suite 1770                          Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

David A. Hammer                                Vice President and Marketing       None
IDS Tower 10                                   Controller
Minneapolis, MN  55440

Teresa A. Hanratty                             Group Vice President-Northern      None
Suites 6&7                                     New England
169 South River Road
Bedford, NH  03110

Robert L. Harden                               Group Vice President-Boston Metro  None
Two Constitution Plaza
Boston, MA  02129

Lorraine R. Hart                               Vice President-Insurance           None
IDS Tower 10                                   Investments
Minneapolis, MN  55440

Scott A. Hawkinson                             Vice President and                 None
IDS Tower 10                                   Controller-Private Client Group
Minneapolis, MN  55440

Brian M. Heath                                 Group Vice President-North Texas   None
Suite 150
801 E. Campbell Road
Richardson, TX  75081

Janis K. Heaney                                Vice President-Incentive           None
IDS Tower 10                                   Management
Minneapolis, MN  55440

James G. Hirsh                                 Vice President and Assistant       None
IDS Tower 10                                   General Counsel
Minneapolis, MN  55440

Jon E. Hjelm                                   Group Vice President-Rhode         None
319 Southbridge Street                         Island/Central-Western
Auburn, MA  01501                              Massachusetts

David J. Hockenberry                           Group Vice President-Tennessee     None
30 Burton Hills Blvd.                          Valley
Suite 175
Nashville, TN  37215

Jeffrey S. Horton                              Vice President and Treasurer       None
IDS Tower 10
Minneapolis, MN  55440

David R. Hubers                                Chairman, President and Chief      Board member
IDS Tower 10                                   Executive Officer
Minneapolis, MN  55440

Martin G. Hurwitz                              Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

James M. Jensen                                Vice President-Insurance Product   None
IDS Tower 10                                   Development and Management
Minneapolis, MN  55440

Marietta L. Johns                              Senior Vice President-Field        None
IDS Tower 10                                   Management
Minneapolis, MN  55440

Nancy E. Jones                                 Vice President-Business            None
IDS Tower 10                                   Development
Minneapolis, MN  55440

Ora J. Kaine                                   Vice President-Financial           None
IDS Tower 10                                   Advisory Services
Minneapolis, MN  55440

Linda B. Keene                                 Vice President-Market Development  None
IDS Tower 10
Minneapolis, MN  55440

G. Michael Kennedy                             Vice President-Investment          None
IDS Tower 10                                   Services and Investment Research
Minneapolis, MN  55440

Susan D. Kinder                                Senior Vice                        None
IDS Tower 10                                   President-Distribution Services
Minneapolis, MN  55440

Richard W. Kling                               Senior Vice President-Products     None
IDS Tower 10
Minneapolis, MN  55440

Paul F. Kolkman                                Vice President-Actuarial Finance   None
IDS Tower 10
Minneapolis, MN  55440

Claire Kolmodin                                Vice President-Service Quality     None
IDS Tower 10
Minneapolis, MN  55440

David S. Kreager                               Group Vice President-Greater       None
Suite 108                                      Michigan
Trestle Bridge V
5136 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                              Director and Senior Vice           None
IDS Tower 10                                   President-Field Management and
Minneapolis, MN  55440                         Business Systems

Mitre Kutanovski                               Group Vice President-Chicago       None
Suite 680                                      Metro
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                                 Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

Lori J. Larson                                 Vice President-Brokerage and       None
IDS Tower 10                                   Direct Services
Minneapolis, MN  55440

Daniel E. Laufenberg                           Vice President and Chief U.S.      None
IDS Tower 10                                   Economist
Minneapolis, MN  55440

Peter A. Lefferts                              Senior Vice President-Corporate    None
IDS Tower 10                                   Strategy and Development
Minneapolis, MN  55440

Douglas A. Lennick                             Director and Executive Vice        None
IDS Tower 10                                   President-Private Client Group
Minneapolis, MN  55440

Mary J. Malevich                               Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440






Fred A. Mandell                                Vice President-Field Marketing     None
IDS Tower 10                                   Readiness
Minneapolis, MN  55440

Daniel E. Martin                               Group Vice President-Pittsburgh    None
Suite 650                                      Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Sarah A. Mealey                                Vice President-Mutual Funds        None
IDS Tower 10
Minneapolis, MN  55440

Paula R. Meyer                                 Vice President-Assured Assets      None
IDS Tower 10
Minneapolis, MN  55440

William P. Miller                              Vice President and Senior          None
IDS Tower 10                                   Portfolio Manager
Minneapolis, MN  55440

James A. Mitchell                              Executive Vice                     None
IDS Tower 10                                   President-Marketing and Products
Minneapolis, MN  55440

Pamela J. Moret                                Vice President-Variable Assets     None
IDS Tower 10
Minneapolis, MN  55440

Alan D. Morgenstern                            Group Vice President-Central       None
Suite 200                                      California/Western Nevada
3500 Market Street
Camp Hill, NJ  17011

Barry J. Murphy                                Senior Vice President-Client       None
IDS Tower 10                                   Service
Minneapolis, MN  55440

Mary Owens Neal                                Vice President-Mature Market       None
IDS Tower 10                                   Segment
Minneapolis, MN  55440

Thomas V. Nicolosi                             Group Vice President-New York      None
Suite 220                                      Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                             Vice President-Advisory Business   None
IDS Tower 10                                   Systems
Minneapolis, MN 55440

James R. Palmer                                Vice President-Taxes               None
IDS Tower 10
Minneapolis, MN  55440

Marc A. Parker                                 Group Vice                         None
10200 SW Greenburg Road                        President-Portland/Eugene
Suite 110
Portland, OR 97223

Carla P. Pavone                                Vice President-Compensation and    None
IDS Tower 10                                   Field Administration
Minneapolis, MN  55440

Thomas P. Perrine                              Senior Vice President-Group        None
IDS Tower 10                                   Relationship Leader/American
Minneapolis, MN  55440                         Express Technologies Financial
                                               Services

Susan B. Plimpton                              Vice President-Marketing Services  None
IDS Tower 10
Minneapolis, MN  55440

Larry M. Post                                  Group Vice                         None
One Tower Bridge                               President-Philadelphia Metro
100 Front Street 8th Fl
West Conshohocken, PA  19428

Ronald W. Powell                               Vice President and Assistant       None
IDS Tower 10                                   General Counsel
Minneapolis, MN  55440

Diana R. Prost                                 Group Vice                         None
3030 N.W. Expressway                           President-Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

James M. Punch                                 Vice President and Project         None
IDS Tower 10                                   Manager-Platform I Value Enhanced
Minneapolis, MN  55440

Frederick C. Quirsfeld                         Senior Vice President-Fixed        None
IDS Tower 10                                   Income
Minneapolis, MN  55440

Rollyn C. Renstrom                             Vice President-Corporate           None
IDS Tower 10                                   Planning and Analysis
Minneapolis, MN  55440

R. Daniel Richardson III                       Group Vice President-Southern      None
Suite 800                                      Texas
Arboretum Plaza One
9442 Capital of Texas Hwy N.
Austin, TX  78759

ReBecca K. Roloff                              Senior Vice President-Field        None
IDS Tower 10                                   Management and Financial
Minneapolis, MN  55440                         Advisory Service

Stephen W. Roszell                             Senior Vice                        None
IDS Tower 10                                   President-Institutional
Minneapolis, MN  55440

Max G. Roth                                    Group Vice                         None
Suite 201 S IDS Ctr                            President-Wisconsin/Upper
1400 Lombardi Avenue                           Michigan
Green Bay, WI  54304

Erven A. Samsel                                Senior Vice President-Field        None
45 Braintree Hill Park                         Management
Suite 402
Braintree, MA  02184

Russell L. Scalfano                            Group Vice                         None
Suite 201                                      President-Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                              Group Vice President-Arizona/Las   None
Suite 205                                      Vegas
7333 E Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                             Senior Vice President and Chief    None
IDS Tower 10                                   Financial Officer
Minneapolis, MN  55440

Donald K. Shanks                               Vice President-Property Casualty   None
IDS Tower 10
Minneapolis, MN  55440

F. Dale Simmons                                Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager, Insurance Investments
Minneapolis, MN  55440

Judy P. Skoglund                               Vice President-Quality and         None
IDS Tower 10                                   Service Support
Minneapolis, MN  55440

James B. Solberg                               Group Vice President-Eastern       None
466 Westdale Mall                              Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                                  Vice President-Geographic          None
IDS Tower 10                                   Service Teams
Minneapolis, MN  55440

Paul J. Stanislaw                              Group Vice President-Southern      None
Suite 1100                                     California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                                Vice President-Cardmember          None
IDS Tower 10                                   Initiatives
Minneapolis, MN  55440

Lois A. Stilwell                               Group Vice President-Outstate      None
Suite 433                                      Minnesota Area/ North
9900 East Bren Road                            Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann                          Vice President and Assistant       None
IDS Tower 10                                   General Counsel
Minneapolis, MN  55440

James J. Strauss                               Vice President and General         None
IDS Tower 10                                   Auditor
Minneapolis, MN  55440

Jeffrey J. Stremcha                            Vice President-Information         None
IDS Tower 10                                   Resource Management/ISD
Minneapolis, MN  55440

Barbara Stroup Stewart                         Vice President-Channel             None
IDS Tower 10                                   Development
Minneapolis, MN  55440

Craig P. Taucher                               Group Vice                         None
Suite 150                                      President-Orlando/Jacksonville
4190 Belfort Road
Jacksonville,  FL  32216

Neil G. Taylor                                 Group Vice                         None
Suite 425                                      President-Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                                 Senior Vice President              None
IDS Tower 10
Minneapolis, MN  55440

Peter S. Velardi                               Group Vice                         None
Suite 180                                      President-Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer                        Group Vice President-Detroit       None
8115 East Jefferson Avenue                     Metro
Detroit, MI  48214

Wesley W. Wadman                               Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

Donald F. Weaver                               Group Vice President-Greater       None
3500 Market Street, Suite 200                  Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                              Senior Vice President-Field        None
1010 Main St. Suite 2B                         Management
Huntington Beach, CA  92648

Michael L. Weiner                              Vice President-Tax Research and    None
IDS Tower 10                                   Audit
Minneapolis, MN  55440

Lawrence J. Welte                              Vice President-Investment          None
IDS Tower 10                                   Administration
Minneapolis, MN  55440

Jeffry M. Welter                               Vice President-Equity and Fixed    None
IDS Tower 10                                   Income Trading
Minneapolis, MN  55440

Thomas L. White                                Group Vice President-Cleveland     None
Suite 200                                      Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                               Group Vice President-Virginia      None
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                            Group Vice President-Western       None
Two North Tamiami Trail                        Florida
Suite 702
Sarasota, FL  34236

Edwin M. Wistrand                              Vice President and Assistant       None
IDS Tower 10                                   General Counsel
Minneapolis, MN  55440

Michael D. Wolf                                Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

Michael R. Woodward                            Senior Vice President-Field        None
32 Ellicott St                                 Management
Suite 100
Batavia, NY  14020


Item 27(c).       Not applicable.

Item 28.          Location of Accounts and Records

                  American Express Financial Corporation
                  IDS Tower 10
                  Minneapolis, MN  55440

Item 29.          Management Services

                  Not Applicable.

Item 30.          Undertakings

                  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IDS Tax-Exempt Bond Fund, Inc. certifies that it meets all of the requirements for effectiveness under the Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and the State of Minnesota on the 26th day of January, 1999.


IDS TAX-EXEMPT BOND FUND, INC.
       IDS Intermediate Tax-Exempt Fund
       IDS Tax-Exempt Bond Fund


By /s/   William R. Pearce**
         William R. Pearce, Chief Executive Officer



By /s/   Stuart A. Sedlacek, Treasurer
         Stuart A. Sedlacek, Treasurer


Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of January, 1999.

Signature                                            Capacity

/s/  William R. Pearce*                              Chairman of the Board
     William R. Pearce

/s/  H. Brewster Atwater, Jr.*                       Director
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson*                                Director
     Arne H. Carlson

/s/  Lynne V. Cheney*                                Director
     Lynne V. Cheney

/s/  William H. Dudley*                              Director
     William H. Dudley

/s/  David R. Hubers*                                Director
     David R. Hubers

/s/  Heinz F. Hutter*                                Director
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
     Anne P. Jones

/s/  Alan K. Simpson*                                Director
     Alan K. Simpson

/s/  Edson W. Spencer*                               Director
     Edson W. Spencer

/s/  John R. Thomas*                                 Director
     John R. Thomas

Signature                                            Capacity

     ___________________                             Director
     Wheelock Whitney

/s/  C. Angus Wurtele*                               Director
     C. Angus Wurtele


*Signed pursuant to Directors' Power of Attorney dated Jan. 14, 1999, filed electronically herewith, by:





/s/Leslie L. Ogg
   Leslie L. Ogg



**Signed pursuant to Officers' Power of Attorney dated Nov. 1, 1995, filed electronically as Exhibit 19(b) to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 2-57328, by:





/s/Leslie L. Ogg
   Leslie L. Ogg

CONTENTS OF THIS
POST-EFFECTIVE AMENDMENT NO. 45
TO REGISTRATION STATEMENT NO. 2-57328


This post-effective amendment comprises the following papers and documents:

The facing sheet.

Part A.

         The prospectus for IDS Intermediate Tax-Exempt Fund
         The prospectus for IDS Tax-Exempt Bond Fund

Part B.

         Statement of Additional Information for IDS Intermediate Tax-Exempt
         Fund
         Statement of Additional Information for IDS Tax-Exempt Bond Fund Financial Statements for IDS Intermediate Tax-Exempt Fund
         Financial Statements for IDS Tax-Exempt Bond Fund

Part C.

          Other information.

The signatures.